AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON AUGUST 29, 2005.


                                                            File Nos. 333-92396
                                                                      811-07727
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         Pre-Effective Amendment No. ___              [ ]


                        Post-Effective Amendment No. 11               [X]


                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940


                               Amendment No. 12                       [X]


                        (Check Appropriate Box Or Boxes)

                            ------------------------

                         VARIABLE ANNUITY ACCOUNT FIVE
                           (Exact Name of Registrant)

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ("AIG SUNAMERICA LIFE")
                               (Name of Depositor)

                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
   (Address and Telephone Number of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 871-2000

                            CHRISTINE A. NIXON, ESQ.
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
                     (Name and Address of Agent for Service)


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:


[X]  immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]  on                 pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on [INSERT DATE if applicable] pursuant to paragraph (a)(1) of Rule 485


Title of Securities Being Registered:

                         VARIABLE ANNUITY ACCOUNT FIVE

                             Cross Reference Sheet

                              PART A - PROSPECTUS

Item Number in Form N-4                                   Caption
-----------------------                                   -------
1.      Cover Page.............................           Cover Page

2.      Definitions............................           Glossary

3.      Synopsis...............................           Highlights; Fee Tables;
                                                          Portfolio Expenses;
                                                          Examples

4.      Condensed Financial Information........           Appendix B -
                                                          Condensed Financial
                                                          Information

5.      General Description of Registrant,
        Depositor and Portfolio Companies......           The Variable Annuity;
                                                          Other Information

6.      Deductions.............................           Expenses

7.      General Description of
        Variable Annuity Contracts.............           The Variable Annuity;
                                                          Purchasing the
                                                          Variable Annuity Contract;
                                                          Investment Options

8.      Annuity Period.........................           Income Options

9.      Death Benefit..........................           Death Benefit

10.     Purchases and Contract Value...........           Purchasing the Variable
                                                          Annuity Contract

11.     Redemptions............................           Access To Your Money

12.     Taxes..................................           Taxes

13.     Legal Proceedings......................           Other Information - Legal
                                                          Proceedings

14.     Table of Contents of Statement
        of Additional Information..............           Table of Contents of
                                                          Statement of Additional
                                                          Information

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

Item Number in Form N-4                                    Caption
-----------------------                                    -------
15.   Cover Page .....................................     Cover Page

16.   Table of Contents ..............................     Table of Contents

17.   General Information and History ................     The Variable Annuity (P); Separate
                                                           Account; General Account (P);
                                                           Investment Options (P);
                                                           Other Information (P)

18.   Services .......................................     Other Information (P)

19.   Purchase of Securities Being Offered ...........     Purchasing the Variable Annuity (P)

20.   Underwriters ...................................     Distribution of Contracts

21.   Calculation of Performance Data ................     Performance Data

22.   Annuity Payments ...............................     Income Options (P); Income Payments;
                                                           Annuity Unit Values

23.   Financial Statements ...........................     Depositor: Other Information (P);
                                                           Financial Statements; Registrant:
                                                           Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                           [SEASONS ADVISOR II LOGO]

                                   PROSPECTUS

                                August 29, 2005


                   ALLOCATED FIXED AND VARIABLE GROUP ANNUITY


                              issued by Depositor,


                     AIG SUNAMERICA LIFE ASSURANCE COMPANY


                               in connection with


                         VARIABLE ANNUITY ACCOUNT FIVE





SELECT PORTFOLIOS
                            Managed by:
LARGE CAP GROWTH            AIG Global Investment Corp., Goldman Sachs Asset Management,
                            L.P., Janus Capital Management LLC.
LARGE CAP COMPOSITE         AIG Global Investment Corp., AIG SunAmerica Asset Management
                            Corp., T. Rowe Price Associates, Inc.
LARGE CAP VALUE             AIG Global Investment Corp., T. Rowe Price Associates, Inc.,
                            Wellington Management Company, LLP.
MID CAP GROWTH              AIG Global Investment Corp., T. Rowe Price Associates, Inc.,
                            Wellington Management Company, LLP.
MID CAP VALUE               AIG Global Investment Corp., Goldman Sachs Asset Management,
                            L.P., Lord, Abbett & Co. LLC.
SMALL CAP                   AIG Global Investment Corp., AIG SunAmerica Asset Management
                            Corp.
                            Salomon Brothers Asset Management Inc.
INTERNATIONAL EQUITY        AIG Global Investment Corp., Goldman Sachs Asset Management
                            Int'l., Lord, Abbett & Co. LLC.
DIVERSIFIED FIXED INCOME    AIG Global Investment Corp., AIG SunAmerica Asset Management
                            Corp.
                            Wellington Management Company, LLP.
STRATEGIC FIXED INCOME      AIG Global Investment Corp., Franklin Advisers, Inc.,
                            Salomon Brothers Asset Management Inc.
CASH MANAGEMENT             Banc of America Capital Management, LLC.
FOCUSED PORTFOLIOS
                            Managed by:
FOCUS GROWTH                Janus Capital Management LLC., Marsico Capital Management
                            LLC., Credit Suisse Asset Management, Inc.
FOCUS GROWTH AND INCOME     AIG SunAmerica Asset Management Corp., Thornburg Investment
                            Management, Inc., Marsico Capital Management LLC.
FOCUS VALUE                 Third Avenue Management, LLC., J.P. Morgan Investment Inc.
                            American Century Investment Management, Inc.
FOCUS TECHNET               AIG SunAmerica Asset Management Corp., BAMCO, Inc., RCM
                            Capital Management LLC.
SEASONS MANAGED ALLOCATION PORTFOLIOS
                            Managed by:
ALLOCATION GROWTH           Ibbotson Investment Advisors, LLC.
ALLOCATION MODERATE GROWTH  Ibbotson Investment Advisors, LLC.
ALLOCATION MODERATE         Ibbotson Investment Advisors, LLC.
ALLOCATION BALANCED         Ibbotson Investment Advisors, LLC.



SEASONS STRATEGIES
                                            Managed by:
GROWTH STRATEGY                             Janus Capital Management LLC., AIG SunAmerica Asset
(WHICH INVESTS IN STOCK PORTFOLIO, ASSET    Management Corp., Wellington Management Company, LLP.,
ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO    Putnam Investment Management, L.L.C., T. Rowe Price
AND MULTI-MANAGED GROWTH PORTFOLIO)         Associates, Inc.
MODERATE GROWTH STRATEGY                    Janus Capital Management LLC., AIG SunAmerica Asset
(WHICH INVESTS IN STOCK PORTFOLIO, ASSET    Management Corp., Wellington Management Company, LLP.,
ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO    Putnam Investment Management, L.L.C., T. Rowe Price
AND MULTI-MANAGED MODERATE GROWTH           Associates, Inc.
PORTFOLIO)
BALANCED GROWTH STRATEGY                    Janus Capital Management LLC., AIG SunAmerica Asset
(WHICH INVESTS IN STOCK PORTFOLIO, ASSET    Management Corp., Wellington Management Company, LLP, Putnam
ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO    Investment Management, L.L.C., T. Rowe Price Associates,
AND MULTI-MANAGED INCOME/EQUITY PORTFOLIO)  Inc.
CONSERVATIVE GROWTH STRATEGY                Janus Capital Management LLC., AIG SunAmerica Asset
(WHICH INVESTS IN STOCK PORTFOLIO, ASSET    Management Corp., Wellington Management Company, LLP.,
ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO    Putnam Investment Management, L.L.C., T. Rowe Price
AND MULTI-MANAGED INCOME PORTFOLIO)         Associates, Inc.



Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.


To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated August 29, 2005. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-SUN2 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


THESE SECURITIES HAVE NOT HAVE BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


GLOSSARY....................................................    3
HIGHLIGHTS..................................................    4
FEE TABLES..................................................    5
   Maximum Owner Transaction Expenses.......................    5
   Separate Account Annual Expenses.........................    5
   Underlying Fund Expenses.................................    5
EXAMPLES....................................................    6
THE SEASONS ADVISOR(II) VARIABLE ANNUITY....................    7
PURCHASING A SEASONS ADVISOR(II) VARIABLE ANNUITY...........    8
   Allocation of Purchase Payments..........................    8
   Accumulation Units.......................................    9
   Right to Examine or Free Look............................    9
   Exchange Offers..........................................    9
INVESTMENT OPTIONS..........................................    9
   Variable Portfolios......................................   10
   Select and Focused Portfolios............................   11
   Seasons Managed Allocation Portfolios....................   11
   Seasons Strategies.......................................   12
   Seasons Strategy Rebalancing.............................   13
   Fixed Investment Options.................................   15
   Dollar Cost Averaging Fixed Accounts.....................   15
   Dollar Cost Averaging Program............................   15
   Transfers During the Accumulation Phase..................   16
   Automatic Asset Rebalancing Program......................   18
   Voting Rights............................................   18
   Substitution, Addition or Deletion of Variable
     Portfolios.............................................   19
ACCESS TO YOUR MONEY........................................   19
   Systematic Withdrawal Program............................   19
   Minimum Contract Value...................................   19
   Qualified Contract Owners................................   20
DEATH BENEFIT...............................................   20
   Extended Legacy Program and Beneficiary Continuation
     Options................................................   20
   Death Benefit Options....................................   21
   Standard Death Benefit...................................   21
   Optional Enhanced Death Benefits.........................   22
   Optional EstatePlus Benefit..............................   22
   Spousal Continuation.....................................   23
EXPENSES....................................................   24
   Separate Account Charges.................................   24
   Underlying Fund Expenses.................................   24
   Transfer Fee.............................................   25
   Optional Enhanced Death Benefit Fee......................   25
   Optional EstatePlus Fee..................................   25
   Premium Tax..............................................   25
   Income Taxes.............................................   25
   Reduction or Elimination of Fees, Expenses and Additional
     Amounts Credited.......................................   25
INCOME OPTIONS..............................................   25
   Annuity Date.............................................   25
   Income Options...........................................   26
   Fixed or Variable Income Payments........................   26
   Income Payments..........................................   27
   Transfers During the Income Phase........................   27
   Deferment of Payments....................................   27
TAXES.......................................................   27
   Annuity Contracts in General.............................   27
   Tax Treatment of Distributions--Non-Qualified
     Contracts..............................................   28
   Tax Treatment of Distributions--Qualified Contracts......   28
   Minimum Distributions....................................   29
   Tax Treatment of Death Benefits..........................   29
   Contracts Owned by a Trust or Corporation................   29
   Gifts, Pledges and/or Assignments of a Contract..........   30
   Diversification and Investor Control.....................   30
OTHER INFORMATION...........................................   30
   AIG SunAmerica Life......................................   30
   The Separate Account.....................................   30
   The General Account......................................   31
   Registration Statements..................................   31
   Payments in Connection with Distribution of the
     Contract...............................................   31
   Administration...........................................   32
   Legal Proceedings........................................   32
   Financial Statements.....................................   33
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....   34
APPENDIX A - DEATH BENEFITS FOLLOWING SPOUSAL
 CONTINUATION...............................................  A-1
APPENDIX B - CONDENSED FINANCIAL INFORMATION................  B-1
APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS
 OF CERTAIN FEATURES AND BENEFITS...........................  C-1

GLOSSARY
--------------------------------------------------------------------------------

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.


ACCUMULATION PHASE - The period during which you invest money in your contract.



ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.



ANNUITANT - The person on whose life we base income payments.



ANNUITY DATE - The date on which you select income payments to begin.



ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.



BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.



COMPANY - Refers to AIG SunAmerica Life Assurance Company, the insurer that issues this contract. The term "we," "us," "our," and "(AIG SunAmerica Life)" are also used to identify the Company.



CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.



FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.



INCOME PHASE - The period during which we make income payments to you.



IRS - The Internal Revenue Service.



LATEST ANNUITY DATE - Your 95th birthday or tenth contract anniversary, whichever is later.



MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.



NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").



NYSE - New York Stock Exchange



OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.



PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.



QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.



SEPARATE ACCOUNT - A segregated asset account maintained separately from the Company's regular portfolio of investments and general accounts. The Separate Account is established by the Company to purchase and hold the Variable Portfolios.



TRUST - Refers to the Seasons Series Trust.



UNDERLYING FUNDS - The underlying investment portfolios of the Trust in which the Variable Portfolios invest.



VARIABLE PORTFOLIO(S) - Refers collectively to the Select Portfolios, Focused Portfolios, Managed Allocation Portfolios, and/or Seasons Strategies. The Variable Portfolios invest in the Underlying Funds of the Seasons Series Trust.

HIGHLIGHTS
--------------------------------------------------------------------------------

The Seasons Advisor(II) Variable Annuity is a contract between you and AIG SunAmerica Life. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in the Select Portfolios, Focused Portfolios, Seasons Managed Allocation Portfolios and/or pre-allocated Seasons Strategies ("collectively; "Variable Portfolios") and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

Free Look: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. PLEASE SEE PURCHASING A SEASONS ADVISOR(II) VARIABLE ANNUITY IN THE PROSPECTUS.


Expenses: There are fees and charges associated with the contract. We deduct separate account charges which equal 1.55% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios, including distribution charges up to 0.25%. If you elect optional features available under the contract we may charge additional fees for those features. PLEASE SEE THE FEE TABLE, PURCHASING A SEASONS ADVISOR(II) VARIABLE ANNUITY AND EXPENSES IN THE PROSPECTUS.


Access To Your Money: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

Death Benefit: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

Income Options: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. PLEASE SEE INCOME OPTIONS IN THE PROSPECTUS.

Inquiries: If you have questions about your contract call your financial advisor or contact us at AIG SunAmerica Life Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone Number: (800) 445-SUN2.


THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS AND PROGRAMS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.



IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY, SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT SECTION UNDER OTHER INFORMATION.


  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING
                                     THESE
    AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

FEE AND EXPENSE TABLES

--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.

MAXIMUM OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGES.............................  none


THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.

CONTRACT MAINTENANCE FEE.....................   none


SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolio)



Separate Account Annual Expense..............  1.55%
Optional Enhanced Death Benefit Fee..........  0.15%
Optional EstatePlus Fee(1)...................  0.25%
                                               -----
Total Separate Account Annual Expenses(2)....  1.95%



UNDERLYING FUND EXPENSES


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUST, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE TRUST. PLEASE READ IT CAREFULLY BEFORE INVESTING.


UNDERLYING FUND EXPENSES



TOTAL ANNUAL UNDERLYING FUND
OPERATING EXPENSES                MINIMUM   MAXIMUM
----------------------------      -------   -------
(expenses that are deducted from
Underlying Funds, including
management fees, other expenses
and 12b-1 fees, if
applicable).....................   0.35%     1.75%


FOOTNOTES TO THE FEE TABLE


(1) EstatePlus is an optional earnings enhancement death benefit. EstatePlus can only be elected if an optional enhanced death benefit is also elected.



(2) If you do not elect an optional enhanced death benefit and/or EstatePlus features, your total separate account annual expenses would be 1.55%.

MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum and minimum fees and expenses of the Underlying Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:


MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 1.95%, including an optional enhanced death benefit (with EstatePlus) and investment in an Underlying Fund with total expenses of 1.75%)


(1) If you surrender your contract at the end of the applicable time period and you elect the optional enhanced death benefit (and EstatePlus):


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $372    $1,132    $1,911     $3,950


(2) If you annuitize your contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $333    $1,015    $1,722     $3,595


(3) If you do not surrender your contract and you elect an optional enhanced death benefit (and EstatePlus):


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $372    $1,132    $1,911     $3,950



MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.55% and investment in an Underlying Fund with total expenses of 0.35%)


(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $193     $597     $1,026     $2,222


(2) If you annuitize your contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $193     $597     $1,026     $2,222


(3) If you do not surrender your contract and you do not elect any optional features:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $193     $597     $1,026     $2,222


                     EXPLANATION OF FEE TABLES AND EXAMPLES


1. The purpose of the Fee Table and Expense Examples is to show you the various expenses you would incur directly and indirectly by investing in the variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as total annual Underlying Fund expenses. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.



2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.



THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.


CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.

THE SEASONS ADVISOR(II) VARIABLE ANNUITY
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:


     - TAX DEFERRAL: This means that you do not pay taxes on your earnings from the contract until you withdraw them.



     - DEATH BENEFIT: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.



     - GUARANTEED INCOME: If elected, you receive a stream of income for your lifetime, or another available period you select.



Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.



This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins after the specified waiting period when you start taking income payments.



The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.



Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.



For more information on investment options available under this contract, SEE INVESTMENT OPTIONS BELOW.


This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age
59 1/2.

AIG SunAmerica Life issues the Seasons Advisor(II) Variable Annuity. When you purchase a Seasons Advisor(II) Variable Annuity, a contract exists between you and AIG SunAmerica Life. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. AIG SunAmerica Life is an indirect, wholly owned subsidiary of American International Group, Inc., a Delaware corporation. Seasons Advisor(II) may not currently be available in all states. Please check with your financial advisor regarding availability in your state.

PURCHASING A SEASONS ADVISOR(II) VARIABLE ANNUITY
--------------------------------------------------------------------------------


An initial Purchase Payment is the money you give us to purchase a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.



The minimum initial Purchase Payment is $10,000 and subsequent amounts of $500 or more may be added to your contract.



Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.



We reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. We reserve the right to change the amount at which pre-approval is required at any time. Subsequent Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.



We may not issue a contract to anyone age 86 or older on the contract issue date. We may not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.



We allow this contract to be jointly owned. We may require that the joint owners be spouses. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.



You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right to not recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment.


ALLOCATION OF PURCHASE PAYMENTS


In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments.



Provided we have received your Purchase Payment and all required paperwork by Market Close, we allocate your initial Purchase Payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.



We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file. SEE INVESTMENT OPTIONS BELOW.

ACCUMULATION UNITS


When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before Market Close, or on the next business day's unit value if we receive your money after Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.


We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.


We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:


     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.



RIGHT TO EXAMINE OR FREE LOOK



You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.


If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract.

With respect to those contracts, we reserve the right to put your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.

EXCHANGE OFFERS


From time to time, we may offer to allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with more current features and benefits also issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


INVESTMENT OPTIONS
--------------------------------------------------------------------------------


The contract offers Variable Portfolios and, if available, Fixed Accounts. We designed the contract to meet your varying investment needs over time. You can achieve this by using the Variable Portfolios alone or in concert with the Fixed Accounts. The Variable Portfolios are only available through the purchase of certain variable annuities. A mixture of your investment in the Variable Portfolios and Fixed Accounts may lower the risk associated with investing only in a Variable Portfolio.

VARIABLE PORTFOLIOS


Each of the Variable Portfolios invests in Underlying Funds of Seasons Series Trust. AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an affiliate of the Company, manages Seasons Series Trust. AIG SAAMCo has engaged subadvisers to provide investment advice for certain of the Underlying Funds.



Special note should be taken of the similarities and differences between the Seasons Managed Allocation Portfolios and the Seasons Strategies, described in detail below. Each alternative reflects an allocation model. The Seasons Managed Allocation Portfolios differ from the Seasons Strategies in the following respects. A professional manager actively manages the Seasons Managed Allocation Portfolios' investments in the Select and Focused Portfolios. The Seasons Strategies are limited to investment in the specified funds of the Seasons Series Trust with a pre-determined target asset allocation mix that does not change over the life of the contract. Thus, the Seasons Managed Allocation Portfolios are responsive to changing market conditions, and current judgments of professional management, while the Seasons Strategies assume that the pre-determined asset allocation mix will continue to be consistent with its risk objective. Please read carefully the descriptions of each alternative for more details.



YOU SHOULD READ THE PROSPECTUS FOR THE SEASONS SERIES TRUST CAREFULLY BEFORE INVESTING. THE TRUST PROSPECTUS WHICH IS ATTACHED HERETO CONTAINS DETAILED INFORMATION ABOUT THE UNDERLYING INVESTMENT PORTFOLIOS INCLUDING INVESTMENT OBJECTIVE, GOALS AND RISK FACTORS.



Each Variable Portfolio and its respective subadvisers are:



SELECT PORTFOLIOS
LARGE CAP GROWTH            AIG Global Investment Corp. ("AIGGIC"), Goldman Sachs Asset
                            Management, L.P. ("GSAM"), Janus Capital Management LLC.
                            ("Janus")
LARGE CAP COMPOSITE         AIGGIC, AIG SAAMCo, T. Rowe Price Associates, Inc. ("T. Rowe
                            Price")
LARGE CAP VALUE             AIGGIC, T. Rowe Price, Wellington Management Company, LLP.
                            ("Wellington Management")
MID CAP GROWTH              AIGGIC, T. Rowe Price, Wellington Management
MID CAP VALUE               AIGGIC, GSAM, Lord, Abbett & Co. LLC. ("Lord Abbett")
SMALL CAP                   AIGGIC, AIG SAAMCo, Salomon Brothers Asset Management Inc.
                            ("Salomon")
INTERNATIONAL EQUITY        AIGGIC, Goldman Sachs Asset Management Int'l., Lord Abbett
DIVERSIFIED FIXED INCOME    AIGGIC, AIG SAAMCo, Wellington Management
STRATEGIC FIXED INCOME      AIGGIC, Franklin Advisers, Inc., Salomon
CASH MANAGEMENT             Banc of America Capital Management, LLC.

FOCUSED PORTFOLIOS
FOCUS GROWTH                Janus, Marsico Capital Management LLC. ("Marsico"), Credit
                            Suisse Asset Management, Inc.
FOCUS GROWTH AND INCOME     AIG SAMMCo, Thornburg Investment Management, Inc., Marsico
FOCUS VALUE                 Third Avenue Management, LLC., J.P. Morgan Investment Inc.
                            ("J.P. Morgan"), American Century Investment Management,
                            Inc. ("American Century")
FOCUS TECHNET               AIG SAAMCo, BAMCO, Inc., RCM Capital Management LLC.

SEASONS MANAGED ALLOCATION PORTFOLIOS
ALLOCATION GROWTH           Ibbotson Investment Advisors, LLC. ("Ibbotson")
ALLOCATION MODERATE GROWTH  Ibbotson
ALLOCATION MODERATE         Ibbotson
ALLOCATION BALANCED         Ibbotson

SEASONS STRATEGIES
GROWTH STRATEGY                       Janus, AIG SAAMCo, Wellington, Putnam, T. Rowe Price
(which invests in Stock Portfolio,
Asset Allocation: Diversified Growth
Portfolio and Multi-Managed Growth
Portfolio)
MODERATE GROWTH STRATEGY              Janus, AIG SAAMCo, Wellington, Putnam, T. Rowe Price
(which invests in Stock Portfolio,
Asset Allocation: Diversified Growth
Portfolio and Multi-Managed Moderate
Growth Portfolio)
BALANCED GROWTH STRATEGY              Janus, AIG SAAMCo, Wellington, Putnam, T. Rowe Price
(which invests in Stock Portfolio,
Asset Allocation: Diversified Growth
Portfolio and Multi-Managed
Income/Equity Portfolio)
CONSERVATIVE GROWTH STRATEGY          Janus, AIG SAAMCo, Wellington, Putnam, T. Rowe Price
(which invests in Stock Portfolio,
Asset Allocation: Diversified Growth
Portfolio and Multi-Managed Income
Portfolio)


SELECT AND FOCUSED PORTFOLIOS


The contract offers Select Portfolios, each with a distinct investment objective, utilizing a disciplined investing style to achieve its objective. Each Select Portfolio invests in an Underlying Fund of the Seasons Series Trust. Except for the Cash Management Variable Portfolio, each Underlying Fund is multi-managed by a team of three subadvisers. One component of the Underlying Funds is an unmanaged component that tracks a particular target index or subset of an index. The other two components are actively managed. However, the Diversified Fixed Income and Strategic Fixed Income Variable Portfolios do not have an unmanaged component but three components which are all actively managed. The unmanaged component of each Underlying Fund is intended to balance some of the risks associated with an actively traded portfolio.



The contract also offers Focused Portfolios. Each multi-managed Focused Portfolio offers you at least three different professional managers and each of which advises a separate portion of the Focused Portfolio. Each manager actively selects a limited number of stocks that represent their best stock selections. This approach to investing results in a more concentrated portfolio, which will be less diversified than the Select Portfolios, and may be subject to greater market risks.



Each Select and Focused Portfolio is designed to meet a distinct investment objective facilitated by the management philosophy of three different subadvisers (except for the Cash Management Variable Portfolio). Generally, the Purchase Payments received for allocation to each Select or Focused Portfolio will be allocated equally among the three subadvisers for that Select and Focused Portfolio. Each quarter AIG SAAMCo will evaluate the asset allocation between the three subadvisers of each Select or Focused Portfolio. If AIG SAAMCo determines that the assets have become significantly unequal in allocation among the subadvisers, then the incoming cash flows may be redirected in an attempt to stabilize the allocations. Generally, existing Select and Focused Portfolio assets will not be rebalanced. However, we reserve the right to do so in the event that it is deemed necessary and not adverse to the interests of contract owners invested in the Select and Focused Portfolios.



SEASONS MANAGED ALLOCATION PORTFOLIOS



The contract also offers Seasons Managed Allocation Portfolios each with a different investment goal. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds" which means that it pursues its investment goal by investing its assets in a combination of the Select Portfolios and the Focused Portfolios. A fund-of-funds strategy generally offers investors an efficient means of diversification among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make that selection.



Each Seasons Managed Allocation Portfolio is managed by a professional manager, Ibbotson Associates Advisers, LLC ("Ibbotson"). Ibbotson creates a target allocation annually for each Seasons Managed Allocation Portfolio. The target allocation will reflect the percentage in which a Seasons Managed Allocation Portfolio should invest in the

Select and Focused Portfolios. Due to market movements, portfolio management decisions or cash flow consideration, Ibbotson may determine that a Seasons Managed Allocation Portfolio's investments in the Select and Focused Portfolios require adjustments in order to meet its target allocation. Generally, Ibbotson will manage the investments among the Select and Focused Portfolios for each Seasons Managed Allocation Portfolio to match its target allocation and to rebalance assets back to the target allocation, as it deems necessary.



This approach allows the Seasons Managed Allocation Portfolios to offer professional asset management on two levels: 1) the fund management of each underlying Select and Focused Portfolio; and 2) the overlay portfolio management provided by Ibbotson.



Each Seasons Managed Allocation Portfolio can invest in as many as all of the Select and Focused Portfolios listed above. The four Seasons Managed Allocation Portfolios are:



SEASONS MANAGED ALLOCATION PORTFOLIOS    OBJECTIVE                           INVESTMENT STRATEGY
Allocation Growth Portfolio              Long-term capital appreciation      Invest primarily in equity-based
                                                                             portfolios. Designed to provide
                                                                             higher growth potential, while
                                                                             maintaining risk at a reasonable
                                                                             level.
Allocation Moderate Growth Portfolio     Long-term capital appreciation      Focuses on equity investing to
                                                                             help maximize growth potential,
                                                                             but also invests a portion of its
                                                                             assets in the bond market for
                                                                             income.
Allocation Moderate Portfolio            Long-term capital appreciation      Combines equity investing with
                                         and moderate current income         increased exposure to fixed income
                                                                             investing. Designed for investors
                                                                             who want growth, but who are also
                                                                             seeking a moderate level of
                                                                             income.
Allocation Balanced Portfolio            Long-term capital appreciation      Offers the greatest exposure to
                                         and income                          fixed income. Designed for
                                                                             investors who need greater balance
                                                                             of growth potential and current
                                                                             income.



SEASONS STRATEGIES



The contract offers Seasons Strategies, each with a different investment objective. Each Seasons Strategy is a Variable Portfolio of the Separate Account and invests in three Underlying Funds of Seasons Series Trust. We designed the Seasons Strategies utilizing an asset allocation approach to meet your investment needs over time, considering factors such as your age, goals and risk tolerance. However, each Seasons Strategy is designed to achieve different levels of growth over time.



The Seasons Strategies differ from the other Variable Portfolios because they each invest in more than one Underlying Fund of Seasons Series Trust. The allocation of money among these Underlying Funds varies depending on the objective of the Seasons Strategy.



The Underlying Funds of Seasons Series Trust in which only the Seasons Strategies can invest are detailed on the pie chart below. The percentage that any one of these components represents in each Multi-Managed Portfolio varies in accordance with the investment objective.



Each Seasons Strategy uses an investment approach based on asset allocation. This approach is achieved by each Seasons Strategy investing in distinct percentages in three specific Underlying Funds of the Seasons Series Trust. In turn, the Underlying Funds invest in a combination of domestic and international stocks, bonds and cash. The goal for each Seasons Strategy is to have a specified asset mix of stocks, bonds and cash in accordance with the specified objective of the Seasons Strategy and relative to the Underlying Funds in which the Seasons Strategy invests. The stated target asset allocation percentages and the mix of Underlying Funds comprising each Seasons Strategy does not change for the life of the contract.

SEASONS STRATEGY REBALANCING


Each Seasons Strategy is designed to meet its investment objective by allocating a portion of your money to three different Underlying Funds. At the beginning of each quarter a rebalancing occurs among the Underlying Funds to realign each Seasons Strategy with its distinct percentage investment detailed below in the three Underlying Funds. This rebalancing is designed to help maintain the asset allocation mix for each Seasons Strategy. The pie charts on the following page demonstrate:



     - the asset allocation mix for each Seasons Strategy; and



     - the percentage allocation of each Underlying Fund in which the Seasons Strategy invests.



On the first business day of each quarter (or as close to such date as is administratively practicable) your money will be allocated among the various Underlying Funds according to the percentages set forth on the prior pages. Additionally, within each Multi-Managed Portfolio, your money will be rebalanced among the various components. Rebalancing a Seasons Strategy may involve shifting a portion of assets out of Underlying Funds with higher returns into Underlying Funds with relatively lower returns.


GROWTH STRATEGY                                                    MODERATE GROWTH STRATEGY
    GOAL: Long-term growth of capital, allocating its assets           GOAL: Growth of capital through investments in equities,
primarily to stocks. This Seasons Strategy may be best             with a secondary objective of conservation of principal by
suited for those with longer periods to invest.                    allocating more of its assets to bonds than the Growth
Target Asset Allocation:                                           Strategy. This Seasons Strategy may be best suited for those
    Stocks 80%        Bonds 15%        Cash 5%                     nearing retirement years but still earning income.
                                                                   Target Asset Allocation:
[GROWTH CHART]                                                         Stocks 70%        Bonds 25%        Cash 5%
                                                                   [MODERATE GROWTH CHART]




BALANCED GROWTH STRATEGY                                           CONSERVATIVE GROWTH STRATEGY
    GOAL: Focuses on conservation of principal by investing            GOAL: Capital preservation while maintaining some
in a more balanced weighting of stocks and bonds, with a           potential for growth over the long term. This Seasons
secondary objective of seeking a high total return. This           Strategy may be best suited for those with lower investment
Seasons Strategy may be best suited for those approaching          risk tolerance.
retirement and with less tolerance for investment risk.            Target Asset Allocation:
Target Asset Allocation:                                               Stocks 42%        Bonds 53%        Cash 5%
    Stocks 55%        Bonds 40%        Cash 5%
                                                                   [CONSERVATIVE GROWTH CHART]
[BALANCED GROWTH CHART]

FIXED INVESTMENT OPTIONS


Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.



We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.



There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:



     - INITIAL RATE: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.



     - CURRENT RATE: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.



     - RENEWAL RATE: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.



When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.



If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.



All Fixed Accounts may not be available in your state. At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to make transfers and Purchase Payments into the Fixed Accounts.


DOLLAR COST AVERAGING FIXED ACCOUNTS


You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.



DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.



DOLLAR COST AVERAGING PROGRAM



The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers may occur on certain periodic schedules such as monthly or weekly. You may change the frequency to other available options at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program.



If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. You may change or terminate these systematic transfers by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.



We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Account only accepts initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.



You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Accounts, we transfer the remaining money according to your current allocation instructions on file.



The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.



     EXAMPLE:



     Assume that you want to move $750 each quarter from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:



MONTH    ACCUMULATION UNIT    UNITS PURCHASED
-----    -----------------    ---------------
  1           $ 7.50                100
  2           $ 5.00                150
  3           $10.00                 75
  4           $ 7.50                100
  5           $ 5.00                150
  6           $ 7.50                100



     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.


TRANSFERS DURING THE ACCUMULATION PHASE


Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any Fixed Accounts by telephone or through the Company's website (http://www.aigsunamerica.com) or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543, otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we follow procedures we have adopted to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.



Any transfer request will be priced as of the day it is confirmed in good order by us if the request is processed before Market Close. If the transfer request is processed after Market Close, the request will be priced as of the next business day.



Funds already in your contract cannot be transferred into the DCA Fixed Accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

TRANSFER POLICIES


We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of an Underlying Fund. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund and/or (2) increased brokerage and administrative costs due to forced and unplanned fund turnover; both of which may dilute the value of the shares in the Underlying Fund and reduce value for all investors in the Variable Portfolio. In addition to negatively impacting the contract owner, a reduction in contract value may also be harmful to annuitants and/or beneficiaries.



We have adopted the following administrative procedures to discourage Short-Term Trading.



We charge for transfers in excess of 15 in any contract year. Currently, the fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not counted towards the number of free transfers per contract year.



In addition to charging a fee when you exceed 15 transfers as described in the preceding paragraph, all transfer requests in excess of 5 transfers within a rolling six-month look-back period must be submitted by United States Postal Service first-class mail ("U.S. Mail") for twelve months from the date of your 5th transfer request ("Standard U.S. Mail Policy"). For example, if you made a transfer on February 15, 2004 and within the previous six months (from August 15, 2003 forward) you made 5 transfers including the February 15th transfer, then all transfers made for twelve months after February 15, 2004 must be submitted by U.S. Mail (from February 16, 2004 through February 15, 2005). We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.



We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading and we do not conduct any additional routine monitoring. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity cannot be controlled by the Standard U.S. Mail Policy, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we also reserve the right to evaluate, in our sole discretion, whether to impose further limits on the number and frequency of transfers you can make, impose minimum holding periods and/or reject any transfer request or terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right to not accept transfers from a third party acting for you and not to accept preauthorized transfer forms.



Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject or impose other conditions on transfer privileges include:



     (1) the number of transfers made in a defined period;



     (2) the dollar amount of the transfer;



     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;



     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;



     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies; and/or



     (6) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations. We cannot guarantee that we will detect and/or deter all Short-Term Trading. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. You should be aware that the design of our administrative procedures involves inherently subjective decisions, which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.



The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks to Short-Term Trading and negatively impact the Variable Portfolios as described above.



Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.



WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.



For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.



AUTOMATIC ASSET REBALANCING PROGRAM



Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing program, your investments in the Variable Portfolios are periodically rebalanced to return your allocations to their original percentages for no additional charge. Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio with a higher return into a Variable Portfolio with a lower return. At your request, rebalancing occurs on a quarterly, semiannual or annual basis.


     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a growth Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the growth Variable Portfolio to increase those holdings to 50%.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.


VOTING RIGHTS


The Company is the legal owner of the Trust's shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS


We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may, in our sole discretion, offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations as we determine appropriate.


In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund for another and/or merge Underlying Funds. This would occur for various reasons, such as a determination that a Underlying Fund is no longer an appropriate investment for the contract due to continuing substandard performance; changes to the portfolio manager, investment objectives, risks and strategies; or changes in federal or state laws. To the extent required by the Investment Company Act of 1940, we may be required to obtain your approval through a proxy vote or SEC approval, prior to a substitution of shares of an Underlying Fund. We will notify you in writing of any proxies or substitutions that affect the Variable Portfolios offered in your contract.



ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------


You can access money in your contract by making a partial or total withdrawal, and/or by receiving income payments during the Income Phase. SEE INCOME OPTIONS BELOW.



If you make a total withdrawal, we may also deduct any applicable premium taxes. SEE EXPENSES BELOW.



Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $500. You must send a written withdrawal request. For withdrawals of $500,000 and more, you must submit a signature guarantee at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the Fixed Account in which your contract is invested. IN THE EVENT THAT A PRO RATA PARTIAL WITHDRAWAL WOULD CAUSE THE VALUE OF ANY VARIABLE PORTFOLIO OR FIXED ACCOUNT INVESTMENT TO BE LESS THAN $100, WE WILL CONTACT YOU TO OBTAIN ALTERNATE INSTRUCTIONS ON HOW TO STRUCTURE THE WITHDRAWAL.



Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.



We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.



Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.



SYSTEMATIC WITHDRAWAL PROGRAM


During the Accumulation Phase, you may elect to receive periodic payments under the Systematic Withdrawal program. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2.

The program is not available to everyone. Please check with our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

QUALIFIED CONTRACT OWNERS


Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. SEE TAXES BELOW for a more detailed explanation.


DEATH BENEFIT
--------------------------------------------------------------------------------

GENERAL INFORMATION ABOUT DEATH BENEFITS


If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.


We do not pay a death benefit if you die after you switch to the Income Phase. In that case, your Beneficiary would receive any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS BELOW.

You designate your Beneficiary who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.


We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. All death benefit calculations discussed below are as of the date we receive paperwork and satisfactory proof of death. We consider the following satisfactory proof of death:


     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.


If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION BELOW.



The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.



A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin under the selected Income Option or the Extended Legacy program no later than the first anniversary of your death for non-qualified contracts or December 31st of the year following the year of your death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if your Beneficiary has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an Income Option or participate in the Extended Legacy program.


EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS


The Extended Legacy program can allow a Beneficiary to take the death benefit amount in the form of income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution if they wish. The contract continues in the original owner's name for the benefit of the Beneficiary. A Beneficiary may elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments under the selected income option must begin or under the Extended Legacy program no later than the first anniversary of your death for non-qualified contracts or December 31st of the year following the year of your death for IRAs. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an income option or participate in the Extended Legacy program. Your Beneficiary cannot participate in the Extended Legacy program if your Beneficiary has already elected another payout option. The Extended Legacy program allows the Beneficiary to take distributions in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after your death. A Beneficiary may withdraw all or a portion of the contract value at any time, name their own beneficiary to receive any remaining unpaid interest in the contract in the event of their death and make transfers among investment options. If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.

OTHER BENEFICIARY CONTINUATION OPTIONS

Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of your death for Non-qualified contracts or by December 31st of the year containing the fifth anniversary of your death for IRAs. For IRAs, the 5-year option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the owner reaches the age of 70 1/2).

Please consult your tax advisor regarding tax implications and your particular circumstances.

DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (and any applicable fees and charges) by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

DEATH BENEFIT OPTIONS


This contract provides a Standard Death Benefit which is automatically included in your contract for no additional fee and optional enhanced death benefits which you may elect for an additional fee. You may elect one of the optional enhanced death benefits below at the time you purchase you contract and you cannot change your election thereafter at any time. The fee for the optional enhanced death benefit is 0.15% annually of the average daily ending net asset value allocated to the Variable Portfolios.



STANDARD DEATH BENEFIT


If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:

     1. Contract value; or

     2. Net Purchase Payments received prior to your 86th birthday.

If the contract is issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:

     1. Contract value; or

     2. The lesser of:

        a. Net Purchase Payments received prior to your 86th birthday; or

        b. 125% of Contract Value.

OPTIONAL ENHANCED DEATH BENEFIT


For an additional fee, you may elect one of the enhanced death benefits below which can provide greater protection for your beneficiaries. If you elect an enhanced death benefit, you must choose one of the options listed below at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the enhanced death benefit is 0.15% of the average daily ending value of the assets you have allocated to the Variable Portfolios.


OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

If the contract is issued prior to your 75th birthday, the death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death plus Net Purchase Payments received after the 75th birthday but prior to the 86th birthday; or

     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, plus Net Purchase Payments received between the seventh contract anniversary but prior to the 86th birthday.

The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.

OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments received prior to your 86th birthday; or

     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary plus any Purchase Payments since that anniversary but prior to your 86th birthday; and reduced for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

The Maximum Anniversary Option may only be elected prior to your 83rd birthday.

If you die on or after your 90th birthday, the Standard Death Benefit may provide more value to your beneficiaries than the Maximum Anniversary Value option. Under the Maximum Anniversary Value option, if you die on or after your 90th birthday the death benefit is equal to your contract value. However, if you had elected the Standard Death Benefit option and you die on or after your 90th birthday, your beneficiaries would receive the greater of contract value or Net Purchase Payments received prior to your 86th birthday capped at 125% of contract value. Further, there is no additional charge for the Standard Death Benefit and there is an additional charge for the Maximum Anniversary Value option. You should discuss the death benefit options with your financial representative prior to making an election.


If you purchased your contract prior to August 2, 2004, please refer to the Statement of Additional Information for a description of the death benefit options.


OPTIONAL ESTATEPLUS BENEFIT

EstatePlus, an optional benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issue your contract.

In order to elect EstatePlus, you must have also elected one of the optional enhanced death benefits described above.

You must elect EstatePlus at the time we issue your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:

-----------------------------------------------------------------------------------------------
     CONTRACT YEAR                 ESTATEPLUS                            MAXIMUM
       OF DEATH                    PERCENTAGE                      ESTATEPLUS BENEFIT
-----------------------------------------------------------------------------------------------
      Years 0 - 4                25% of Earnings              40% of Net Purchase Payments
-----------------------------------------------------------------------------------------------
      Years 5 - 9                40% of Earnings              65% of Net Purchase Payments*
-----------------------------------------------------------------------------------------------
       Years 10+                 50% of Earnings              75% of Net Purchase Payments*
-----------------------------------------------------------------------------------------------

The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

-----------------------------------------------------------------------------------------------
     CONTRACT YEAR                 ESTATEPLUS                            MAXIMUM
       OF DEATH                    PERCENTAGE                      ESTATEPLUS BENEFIT
-----------------------------------------------------------------------------------------------
  All Contract Years             25% of Earnings              40% of Net Purchase Payments*
-----------------------------------------------------------------------------------------------

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.


What is the Contract Year of Death?


Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage Amount?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.


What is the Maximum EstatePlus Benefit?


The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please contact your financial representative for information regarding availability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


SPOUSAL CONTINUATION


The Continuing Spouse may elect to continue the contract after your death. Generally, the contract and its benefit and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place once, upon the death of the original owner of the contract.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


PLEASE SEE DEATH BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THOSE BENEFITS.


EXPENSES
--------------------------------------------------------------------------------


There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract level fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below.


SEPARATE ACCOUNT CHARGES


The annual Separate Account expenses is 1.55% annually of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.


Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any legitimate cost or expense including supporting distribution, depending upon market conditions. SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


UNDERLYING FUND EXPENSES


     INVESTMENT MANAGEMENT FEES


The Separate Account purchases shares of the Variable Portfolios. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the Underlying Funds. These fees may vary. They are not fixed or specified in your annuity contract, rather the Variable Portfolios are governed by their own boards of trustees.



     12B-1 FEES



Underlying Fund shares are subject to a fee of up to 0.25% imposed under a servicing plan adopted by the Seasons Series Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940.



FOR MORE DETAILED INFORMATION ON THESE UNDERLYING FUND FEES, REFER TO THE PROSPECTUS FOR THE SEASONS SERIES TRUST.

TRANSFER FEE


Generally, we permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. SEE TRANSFERS DURING THE ACCUMULATION PHASE ABOVE.


OPTIONAL ENHANCED DEATH BENEFIT FEE


The fee for the optional enhanced death benefit is 0.15% of the average daily ending net asset value allocated to the Variable Portfolio.


OPTIONAL ESTATEPLUS FEE


The fee for EstatePlus is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio.


PREMIUM TAX


Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. We deduct these premium tax charges when you fully surrender your contract or begin the Income Phase. In the future, we may deduct this premium tax at the time you make a Purchase Payment or upon payment of a death benefit.


INCOME TAXES


We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.



REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED



Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.


The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

INCOME OPTIONS
--------------------------------------------------------------------------------

ANNUITY DATE


During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You must provide us with a written request of the date you want income payments to begin. Your annuity date is the second day of the month you select income payments to begin ("Annuity Date"). You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.


Income payments must begin on or before your Latest Annuity Date. If you do not choose an Annuity Date, your income payments will automatically begin on the Latest Annuity Date.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

INCOME OPTIONS


You must contact us to select an income option. Once you begin receiving income payments, you cannot change your income option. If you elect to receive income payments but do not select an option, your income payments shall be in accordance with Option 4 for a period of 10 years; for income payments based on joint lives, the default is Option 3 for a period of 10 years.


We base our calculation of income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.


OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY


This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.


OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED


This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining income payments are made to the Beneficiary under your contract.


OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED


This option is similar to Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract.

OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed income payments being made) may redeem any remaining guaranteed variable income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable income payments. If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information for a more detailed discussion of the income options.


FIXED OR VARIABLE INCOME PAYMENTS


You can choose income payments that are fixed, variable or both. Unless otherwise elected, if at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable and if your money is only in Fixed Accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable, unless otherwise elected. If income payments are fixed, the Company guarantees the amount of each payment. If the income payments are variable, the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on four things:

     - for life options, your age when payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

The value of variable income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.


TRANSFERS DURING THE INCOME PHASE


During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

TAXES
--------------------------------------------------------------------------------

NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R.10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal periodic payments calculated over your life or for the joint lives of you and your Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is longer; (5) under an immediate annuity; or (6) which are attributable to Purchase Payments made prior to August 14, 1982.


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING 457(B) ELIGIBLE DEFERRED COMPENSATION PLANS)


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. In the case of certain Qualified contracts, the IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2;
(2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal periodic payments calculated over your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan and continued for a period of 5 years until you attain age 59 1/2, whichever is longer; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in the IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); (8) when you separate from service after attaining age 55 (does not apply to an IRA); (9) when paid for health insurance, if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order (does not apply to IRAs). This 10% penalty tax does not apply to withdrawals or income payments from governmental 457(b) eligible deferred compensation plans, except to the extent that such withdrawals or income payments are attributable to a prior rollover to the plan (or earnings thereon) from another plan or arrangement that was subject to the 10% penalty tax.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the regulations effective January 1, 2006 will require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. Generally, we are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS


Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.


Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.


If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.


CONTRACTS OWNED BY A TRUST OR CORPORATION


A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT


If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non- Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.


The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL


The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the management of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.


The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.


OTHER INFORMATION

--------------------------------------------------------------------------------

AIG SUNAMERICA LIFE


The Company is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, the Company redomesticated under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.


THE SEPARATE ACCOUNT


The Company established the Separate Account, Variable Annuity Account Five, under Arizona law on July 8, 1996. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.


The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

THE GENERAL ACCOUNT


Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the Company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.



REGISTRATION STATEMENTS


Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT

PAYMENTS TO BROKER-DEALERS


Registered representatives of broker-dealers sell the contract. We pay commissions to the broker-dealers for the sale of your contract ("Contract Commissions"). There are different structures by which a broker-dealer can choose to have their Contract Commissions paid. For example, as one option, we may pay upfront Contract Commission only, that may be up to a maximum 3% of each Purchase Payment you invest (which may include promotional amounts). Another option may be a lower upfront Contract Commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually. Generally, the higher the upfront commissions, the lower the trail and vice versa. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.


We may pay broker-dealers support fees in the form of additional cash or non-cash compensation. These payments may be intended to reimburse for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us or a flat fee. These payments may be consideration for, among other things, product placement/preference, greater access to train and educate the firm's registered representatives about our products, our participation in sales conferences and educational seminars and allowing broker-dealers to perform due diligence on our products. The amount of these fees may be tied to the anticipated level of our access in that firm. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. We do not deduct these amounts directly from your Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the contract.

Contract commissions and other support fees may influence the way that a broker-dealer and its registered representatives market the contracts and service customers who purchase the contracts and may influence the broker-dealer and its registered representatives to present this contract over others available in the market place. You should discuss with your broker-dealer and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest.

AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica Capital Services, an affiliate of the Company, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

PAYMENTS WE RECEIVE


In addition to amounts received pursuant to established 12b-1 Plans from the Underlying Funds, we receive compensation from the Trust's investment advisor related to the availability of the Underlying Funds in the contract. Such amounts received from our affiliate, AIG SAAMCo, are paid pursuant to a profit sharing agreement and are not expected to exceed 0.50% annually based on assets under management. Furthermore, AIG SAAMCo and/or certain subadvisers may help offset the costs we incur for training to support sales of the Underlying Funds in the contract.

ADMINISTRATION



We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion, these matters are not material in relation to the financial position of the Company with the exception of the matter disclosed below.



A purported class action captioned Nitika Mehta, as Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance Company, Case 04L0199, was filed on April 5, 2004 in the Circuit Court, Twentieth Judicial District in St. Clair County, Illinois. The action has been transferred to and is currently pending in the United States District Court for the District of Maryland, Case No. 04-md-15863, as part of a Multi-District Litigation proceeding. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time.



On May 31, 2005, AIG filed its Annual Report on Form 10-K for the year ended December 31, 2004, which included a restatement of its previously reported financial information for the years 2000-2003 and the adjustment of its previously announced results in 2004.



Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. There can be no assurance that such ratings agencies will not take further action with respect to such ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us.



On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against American International Group, Inc. ("AIG") as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint asserts claims under New York's Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and certain of its subsidiaries, but in no case involving any subsidiary engaged in issuing or distributing AIG SunAmerica variable annuities. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.



AIG is the ultimate parent company and an affiliated person of the AIG SunAmerica Life Assurance Company (the "Depositor") and an indirect parent of AIG SunAmerica Capital Services, Inc. (the "Distributor"). Neither the Depositor nor the Distributor or their respective officers and directors have been named in the complaint, nor does the complaint seek any penalties against them.



In the Depositor's view, the matters alleged in the lawsuit are not material in relation to the financial position of the Depositor or the Distributor or to their ability to provide their respective services in connection with the variable annuities. However, due to a provision in the law governing the operation of these types of investment companies, if the lawsuit results in an injunction being entered against AIG, then the Depositor and the Distributor will need to obtain permission from the Securities and Exchange Commission to continue to service the variable annuities. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.

FINANCIAL STATEMENTS



AIG SUPPORT AGREEMENT



AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.



WHERE YOU CAN FIND MORE INFORMATION



The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus, and later information that AIG files with the SEC will automatically update and supersede information that is incorporated earlier, as well as the information included directly in this prospectus.



We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended December 31, 2004, File No. 001-08787, in reliance on the report (which contains an explanatory paragraph relating to AIG's restatement of its 2003 and 2002 consolidated financial statements and an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. All consolidated annual financial statements of AIG (including notes and financial statement schedules thereto) and management's assessments of the effectiveness of internal control over financial reporting included in any documents or reports filed by AIG under
Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934 after the effective date of this prospectus are also incorporated by reference.



The Company and AIG are subject to the informational requirements of the Exchange Act. The Company and AIG file reports and other information with the SEC to meet those requirements. AIG and the Company file this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov. You can also inspect and copy this information at SEC public facilities at the following locations:



WASHINGTON, DISTRICT OF COLUMBIA


100 F. Street, N.E., Room 1580


Washington, DC 20549



CHICAGO, ILLINOIS


175 W. Jackson Boulevard


Chicago, IL 60604



NEW YORK, NEW YORK


3 World Financial, Room 4300


New York, NY 10281



To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:



AIG SunAmerica Life Assurance Company


Annuity Service Center


P.O. Box 54299


Los Angeles, California 90054-0299


Telephone Number: (800) 445-SUN2

TABLE OF CONTENTS OF

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are listed below.


Separate Account............................................    3
General Account.............................................    3
Support Agreement Between the Company and AIG...............    4
Performance Data............................................    4
Annuity Payments............................................    6
Annuity Unit Values.........................................    7
Death Benefits for Contracts Prior to August 2, 2004........    9
Taxes.......................................................   10
Distribution of Contracts...................................   15
Financial Statements........................................   15

APPENDIX A - DEATH BENEFITS FOLLOWING

SPOUSAL CONTINUATION
--------------------------------------------------------------------------------


The following details the death benefit options and EstatePlus benefit available upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original owner of the contract, and the age of the Continuing Spouse as of the Continuation Date and Continuing Spouse's date of death.


The term "Continuation Net Purchase Payment" is used frequently in describing the death benefit payable upon a spousal continuation. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, the Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The following details the death benefit options and EstatePlus benefit upon the Continuing Spouse's death:

The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original owner of the contract and the age of the Continuing Spouse as of the Continuation Date.


A.  DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:


1. STANDARD DEATH BENEFIT

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greater of:

     a. Contract value; or

     b. Contract value on the Continuation Date plus any Continuation Net Purchase Payments received prior to the Continuing Spouse's 86th birthday.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:

     a. Contract value; or

     b. The lesser of:

        (1) Contract value on the Continuation Date plus Continuation Net Purchase Payments received prior to the Continuing Spouse's 86th birthday; or

        (2) 125% of the contract value.

If the Continuing Spouse is age 86 and older on the Continuation Date, the death benefit is equal to the contract value.

2. PURCHASE PAYMENT ACCUMULATION OPTION

If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:

     a. Contract value; or

     b. Contract value on the Continuation Date plus Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death; reduced for any withdrawals made and increased by any Continuation Net Purchase Payments received after the Continuing Spouse's 75th birthday to the earlier of the Continuing Spouse's 86th birthday or date of death; or

     c. Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals made since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, plus any Net Purchase Payments received between the seventh contract anniversary date but prior to the Continuing Spouse's 86th birthday.


If the Continuing Spouse is age 75-82 on the Continuation Date, the death benefit will be the greatest of:


     a. Contract value; or

     b. Contract value on the Continuation Date plus any Continuation Net Purchase Payments received prior to the Continuing Spouse's 86th birthday; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, plus any Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals made since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of withdrawal.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the Standard Death Benefit described above and the fee for the Purchase Payment Accumulation option will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.


3. MAXIMUM ANNIVERSARY VALUE OPTION


If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

     a. Contract value; or

     b. Contract value on the Continuation Date plus Continuation Net Purchase Payments received prior to the Continuing Spouse's 86th birthday; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, plus any Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals made since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of withdrawal.


If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit described above and the fee for the Maximum Anniversary Value option will not longer be deducted as of the Continuation Date.


If the Continuing Spouse is age 86 and older on the Continuation Date or age 90 or older on the date of death, the death benefit is equal to contract value.

Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before June 1, 2004.

B.  THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:


The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus benefit is not payable after the Latest Annuity Date.


If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:


--------------------------------------------------------------------------------------------
                             ESTATEPLUS
CONTRACT YEAR OF DEATH       PERCENTAGE                 MAXIMUM ESTATEPLUS AMOUNT
--------------------------------------------------------------------------------------------
       Years 0-4          25% of Earnings       40% of Continuation Net Purchase Payments
--------------------------------------------------------------------------------------------
       Years 5-9          40% of Earnings       65% of Continuation Net Purchase Payments*
--------------------------------------------------------------------------------------------
       Years 10+          50% of Earnings       75% of Continuation Net Purchase Payments*
--------------------------------------------------------------------------------------------



On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:



------------------------------------------------------------------------------------------
                            ESTATEPLUS
CONTRACT YEAR OF DEATH      PERCENTAGE                MAXIMUM ESTATEPLUS AMOUNT
------------------------------------------------------------------------------------------
  All Contract Years      25% of Earnings     40% of Continuation Net Purchase Payments*
------------------------------------------------------------------------------------------



* PURCHASE PAYMENTS RECEIVED AFTER THE 5TH ANNIVERSARY OF THE CONTINUATION DATE MUST REMAIN IN THE CONTRACT FOR AT LEAST 6 FULL MONTHS TO BE INCLUDED AS PART OF THE CONTINUATION NET PURCHASE PAYMENTS FOR THE PURPOSE OF THE MAXIMUM ESTATEPLUS PERCENTAGE CALCULATION.



What is the Contract Year of Death?



Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.



What is the EstatePlus Benefit?



We determine the EstatePlus benefit based upon a percentage of earnings, as indicated in the tables above, in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where


     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).


What is the Maximum EstatePlus Benefit?



The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

APPENDIX B - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


                                                                             FISCAL    FISCAL
                                                                              YEAR      YEAR
                                                              INCEPTION TO    ENDED     ENDED
                         STRATEGIES                             4/30/03      4/30/04   4/30/05
------------------------------------------------------------  ------------   -------   -------
----------------------------------------------------------------------------------------------
Growth (Inception Date: 11/11/02)
  Beginning AUV.............................................  (a)  $12.308   $12.813   $14.953
                                                              (b)  $12.308   $12.565   $14.510
  Ending AUV................................................  (a)  $12.813   $14.953   $15.652
                                                              (b)  $12.565   $14.510   $15.130
  Ending Number of AUs......................................  (a)      290    26,908    35,597
                                                              (b)        8    21,268    34,963
----------------------------------------------------------------------------------------------
Moderate Growth (Inception Date: 11/11/02)
  Beginning AUV.............................................  (a)  $12.319   $12.820   $14.673
                                                              (b)  $12.319   $12.576   $14.340
  Ending AUV................................................  (a)  $12.820   $14.673   $15.284
                                                              (b)   12.576   $14.340   $14.873
  Ending Number of AUs......................................  (a)      874    64,203    90,750
                                                              (b)        8    21,756    26,869
----------------------------------------------------------------------------------------------
Balanced Growth (Inception Date: 11/11/02)
  Beginning AUV.............................................  (a)  $12.364   $12.839   $14.323
                                                              (b)  $12.364   $12.679   $14.090
  Ending AUV................................................  (a)  $12.839   $14.323   $14.940
                                                              (b)  $12.679   $14.090   $14.636
  Ending Number of AUs......................................  (a)   17,239   139,718   189,325
                                                              (b)    9,352   335,914   308,555
----------------------------------------------------------------------------------------------
Conservative Growth (Inception Date: 11/11/02)
  Beginning AUV.............................................  (a)  $12.623   $13.132   $14.310
                                                              (b)  $12.623   $12.880   $13.940
  Ending AUV................................................  (a)  $13.132   $14.310   $14.870
                                                              (b)  $12.880   $13.940   $14.430
  Ending Number of AUs......................................  (a)    1,694   243,545   395,386
                                                              (b)        8    71,795    76,360
----------------------------------------------------------------------------------------------



     (a) Without election of Enhanced Death Benefit and EstatePlus.


     (b) With election of Enhanced Death Benefit and EstatePlus.

        AUV - Accumulation Unit Value
        AU - Accumulation Units

                                                                             FISCAL    FISCAL
                                                                              YEAR      YEAR
                                                              INCEPTION TO    ENDED     ENDED
                     FOCUSED PORTFOLIOS                         4/30/03      4/30/04   4/30/05
------------------------------------------------------------  ------------   -------   -------
----------------------------------------------------------------------------------------------
Focus Growth (Inception Date: 11/11/02)
  Beginning AUV.............................................  (a)  $ 5.332   $ 5.591   $ 7.142
                                                              (b)  $ 5.332   $ 5.492   $ 6.920
  Ending AUV................................................  (a)  $ 5.591   $ 7.142   $ 6.789
                                                              (b)  $ 5.492   $ 6.920   $ 6.553
  Ending Number of AUs......................................  (a)       19    67,762    74,185
                                                              (b)       19    24,012    29,007
----------------------------------------------------------------------------------------------
Focus Growth & Income (Inception Date: 11/11/02)
  Beginning AUV.............................................  (a)  $ 6.971   $ 7.473   $ 9.029
                                                              (b)  $ 6.971   $ 7.343   $ 8.800
  Ending AUV................................................  (a)  $ 7.473   $ 9.029   $ 9.066
                                                              (b)  $ 7.343   $ 8.800   $ 8.804
  Ending Number of AUs......................................  (a)    9,721    82,642   128,711
                                                              (b)       15    44,389    47,050
----------------------------------------------------------------------------------------------
Focus Value (Inception Date: 11/11/02)
  Beginning AUV.............................................  (a)  $ 8.438   $ 9.367   $12.177
                                                              (b)  $ 8.438   $ 9.227   $11.900
  Ending AUV................................................  (a)  $ 9.367   $12.177   $13.429
                                                              (b)  $ 9.227   $11.900   $13.071
  Ending Number of AUs......................................  (a)    1,339    47,852   112,865
                                                              (b)       12     8,150    16,250
----------------------------------------------------------------------------------------------
Focus TechNet (Inception Date: 11/11/02)
  Beginning AUV.............................................  (a)  $ 2.414   $ 2.808   $ 4.290
                                                              (b)  $ 2.414   $ 2.769   $ 4.190
  Ending AUV................................................  (a)  $ 2.808   $ 4.290   $ 4.131
                                                              (b)  $ 2.769   $ 4.190   $ 4.019
  Ending Number of AUs......................................  (a)       43    65,021    70,074
                                                              (b)       42     9,849    13,012
----------------------------------------------------------------------------------------------



     (a) Without election of Enhanced Death Benefit and EstatePlus.


     (b) With election of Enhanced Death Benefit and EstatePlus.

        AUV - Accumulation Unit Value
        AU - Accumulation Units

                                                                             FISCAL    FISCAL
                                                                              YEAR      YEAR
                                                              INCEPTION TO    ENDED     ENDED
                     SELECT PORTFOLIOS                          4/30/03      4/30/04   4/30/05
------------------------------------------------------------  ------------   -------   -------
----------------------------------------------------------------------------------------------
Large-Cap Growth (Inception Date: 11/11/02)
  Beginning AUV.............................................  (a)  $ 6.583   $ 6.815   $ 8.090
                                                              (b)  $ 6.583   $ 6.726   $ 7.950
  Ending AUV................................................  (a)  $ 6.815   $ 8.090   $ 8.355
                                                              (b)  $ 6.726   $ 7.950   $ 8.180
  Ending Number of AUs......................................  (a)    3,638    54,280   101,826
                                                              (b)    3,614    26,070    41,806
----------------------------------------------------------------------------------------------
Large-Cap Composite (Inception Date: 11/11/02)
  Beginning AUV.............................................  (a)  $ 7.195   $ 7.455   $ 8.805
                                                              (b)  $ 7.195   $ 7.328   $ 8.580
  Ending AUV................................................  (a)  $ 7.455   $ 8.805   $ 9.140
                                                              (b)  $ 7.328   $ 8.580   $ 8.869
  Ending Number of AUs......................................  (a)      281    30,328    37,267
                                                              (b)       14     8,963    22,448
----------------------------------------------------------------------------------------------
Large-Cap Value (Inception Date: 11/11/02)
  Beginning AUV.............................................  (a)  $ 8.760   $ 9.217   $11.357
                                                              (b)  $ 8.760   $ 9.102   $11.170
  Ending AUV................................................  (a)  $ 9.217   $11.357   $12.175
                                                              (b)  $ 9.102   $11.170   $11.926
  Ending Number of AUs......................................  (a)    2,728    40,668   120,273
                                                              (b)    2,691    23,298    46,965
----------------------------------------------------------------------------------------------
Mid-Cap Growth (Inception Date: 11/11/02)
  Beginning AUV.............................................  (a)  $ 9.521   $10.282   $13.764
                                                              (b)  $ 9.521   $10.144   $13.530
  Ending AUV................................................  (a)  $10.282   $13.764   $13.969
                                                              (b)  $10.144   $13.530   $13.670
  Ending Number of AUs......................................  (a)    3,501    34,881    63,481
                                                              (b)      688    12,457    13,599
----------------------------------------------------------------------------------------------
Mid-Cap Value (Inception Date: 11/11/02)
  Beginning AUV.............................................  (a)  $11.872   $12.418   $16.248
                                                              (b)  $11.872   $12.206   $15.900
  Ending AUV................................................  (a)  $12.418   $16.248   $18.574
                                                              (b)  $12.206   $15.900   $18.099
  Ending Number of AUs......................................  (a)    3,525    34,190    70,349
                                                              (b)        9    10,198    20,526
----------------------------------------------------------------------------------------------
Small-Cap (Inception Date: 11/11/02)
  Beginning AUV.............................................  (a)  $ 7.663   $ 8.127   $10.404
                                                              (b)  $ 7.663   $ 7,996   $10.190
  Ending AUV................................................  (a)  $ 8.127   $10.404   $10.349
                                                              (b)  $ 7.996   $10.190   $10.090
  Ending Number of AUs......................................  (a)    3,095    40,655    87,477
                                                              (b)       13    15,575    19,773
----------------------------------------------------------------------------------------------



     (a) Without election of Enhanced Death Benefit and EstatePlus.


     (b) With election of Enhanced Death Benefit and EstatePlus.

        AUV - Accumulation Unit Value
        AU - Accumulation Units

                                                                             FISCAL    FISCAL
                                                                              YEAR      YEAR
                                                              INCEPTION TO    ENDED     ENDED
                     SELECT PORTFOLIOS                          4/30/03      4/30/04   4/30/05
------------------------------------------------------------  ------------   -------   -------
----------------------------------------------------------------------------------------------
International Equity (Inception Date: 11/11/02)
  Beginning AUV.............................................  (a)  $ 5.883   $ 5.824   $ 7.769
                                                              (b)  $ 5.883   $ 5.760   $ 7.680
  Ending AUV................................................  (a)  $ 5.824   $ 7.769   $ 8.524
                                                              (b)  $ 5.760   $ 7.680   $ 8.387
  Ending Number of AUs......................................  (a)    8,801    48,382   133,471
                                                              (b)    1,344    13,618    46,634
----------------------------------------------------------------------------------------------
Diversified Fixed Income (Inception Date: 11/11/02)
  Beginning AUV.............................................  (a)  $11.163   $11.416   $11.337
                                                              (b)  $11.163   $11.402   $11.280
  Ending AUV................................................  (a)  $11.416   $11.337   $11.654
                                                              (b)  $11.402   $11.280   $11.549
  Ending Number of AUs......................................  (a)   96,751   254,913   248,662
                                                              (b)   18,070    57,105   128,716
----------------------------------------------------------------------------------------------
Strategic Fixed Income (Inception Date: 02/14/05)
  Beginning AUV.............................................  (a)  $    --   $    --   $10.000
                                                              (b)  $    --   $    --   $10.000
  Ending AUV................................................  (a)  $    --   $    --   $ 9.667
                                                              (b)  $    --   $    --   $ 9.655
  Ending Number of AUs......................................  (a)       --        --    22,169
                                                              (b)       --        --    15,548
----------------------------------------------------------------------------------------------
Cash Management (Inception Date: 11/11/02)
  Beginning AUV.............................................  (a)  $10.819   $10.749   $10.558
                                                              (b)  $10.819   $10.736   $10.520
  Ending AUV................................................  (a)  $10.749   $10.558   $10.489
                                                              (b)  $10.736   $10.520   $10.414
  Ending Number of AUs......................................  (a)      275   152,762    96,110
                                                              (b)   17,724    10,798    16,747
----------------------------------------------------------------------------------------------



     (a) Without election of Enhanced Death Benefit and EstatePlus.


     (b) With election of Enhanced Death Benefit and EstatePlus.

        AUV - Accumulation Unit Value
        AU - Accumulation Units

                                                                                       INCEPTION
                                                                                          TO
                                                                 FISCAL      FISCAL     FISCAL
                                                                  YEAR        YEAR       YEAR
                                                                 ENDED        ENDED      ENDED
           SEASONS MANAGED ALLOCATION PORTFOLIOS                4/30/03      4/30/04    4/30/05
------------------------------------------------------------  ------------   -------   ---------
------------------------------------------------------------------------------------------------
Allocation Moderate (Inception Date: 02/14/05)
  Beginning AUV.............................................  (a)       --        --    $10.000
                                                              (b)       --        --    $10.000
  Ending AUV................................................  (a)       --        --    $ 9.688
                                                              (b)       --        --    $ 9.680
  Ending Number of AU.......................................  (a)       --        --     23,580
                                                              (b)       --        --      9,455
------------------------------------------------------------------------------------------------
Allocation Moderate Growth (Inception Date: 02/14/05)
  Beginning AUV.............................................  (a)       --        --    $10.000
                                                              (b)       --        --    $10.000
  Ending AUV................................................  (a)       --        --    $ 9.635
                                                              (b)       --        --    $ 9.627
  Ending Number of AU.......................................  (a)       --        --     13,117
                                                              (b)       --        --     15,772
------------------------------------------------------------------------------------------------
Allocation Growth (Inception Date: 02/14/05)
  Beginning AUV.............................................  (a)       --        --    $10.000
                                                              (b)       --        --    $10.000
  Ending AUV................................................  (a)       --        --    $ 9.573
                                                              (b)       --        --    $ 9.565
  Ending Number of AU.......................................  (a)       --        --     57,781
                                                              (b)       --        --         21
------------------------------------------------------------------------------------------------
Allocation Balanced (Inception Date: 02/14/05)
  Beginning AUV.............................................  (a)       --        --    $10.000
                                                              (b)       --        --    $10.000
  Ending AUV................................................  (a)       --        --    $ 9.746
                                                              (b)       --        --    $ 9.738
  Ending Number of AU.......................................  (a)       --        --      2,497
                                                              (b)       --        --     63,733
------------------------------------------------------------------------------------------------



     (a) Without election of Enhanced Death Benefit and EstatePlus.


     (b) With election of Enhanced Death Benefit and EstatePlus.


        AUV - Accumulation Unit Value


        AU - Accumulation Units

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                  AND BENEFITS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
      PROSPECTUS PROVISION                         AVAILABILITY OR VARIATION                         STATES
------------------------------------------------------------------------------------------------------------------
 Transfer Privilege                Any transfer over the limit of 15 will incur a $10          Pennsylvania
                                   transfer fee.                                               Texas
------------------------------------------------------------------------------------------------------------------
 Free Look                         Free Look period is 20 days.                                Idaho
                                                                                               North Dakota
                                                                                               Utah
------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in California and are age 60 or older on      California
                                   your Contract Date, the Free Look period is 30 days.
------------------------------------------------------------------------------------------------------------------
 Free Look                         If you cancel your contract during the Free Look period,    Minnesota
                                   we return the greater of (1) your Purchase Payments; or
                                   (2) the value of your contract.
------------------------------------------------------------------------------------------------------------------
 Free Look                         If you cancel your contract during the Free Look period,    Colorado
                                   we return the Purchase Payment(s) paid.                     Delaware
                                                                                               Georgia
                                                                                               Hawaii
                                                                                               Idaho
                                                                                               Iowa
                                                                                               Kansas
                                                                                               Louisiana
                                                                                               Massachusetts
                                                                                               Michigan
                                                                                               Missouri
                                                                                               Nebraska
                                                                                               Nevada
                                                                                               New Hampshire
                                                                                               North Carolina
                                                                                               Ohio
                                                                                               Oklahoma
                                                                                               Rhode Island
                                                                                               South Carolina
                                                                                               Utah
                                                                                               Washington
                                                                                               West Virginia
------------------------------------------------------------------------------------------------------------------
 Systematic Withdrawal             Minimum withdrawal amount is $250 per withdrawal or the     Oregon
                                   penalty free withdrawal amount.
------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We do not deduct premium tax charges when you surrender     New Mexico
                                   your contract or begin the Income Phase.                    Texas
                                                                                               Washington
------------------------------------------------------------------------------------------------------------------
 Market Value Adjustment           L equal to 0.0025                                           Florida
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Seasons Advisor(II) Variable Annuity Statement of Additional Information to:

             (Please print or type and fill in all information.)

        ----------------------------------------------------------------
        Name

        ----------------------------------------------------------------
        Address

        ----------------------------------------------------------------
        City/State/Zip

Date:                                 Signed:
-----------------------------------   -----------------------------------

   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

           FIXED AND VARIABLE GROUP DEFERRED ANNUITY CONTRACTS ISSUED BY
                         VARIABLE ANNUITY ACCOUNT FIVE
                     (SEASONS ADVISOR II VARIABLE ANNUITY)
                DEPOSITOR: AIG SUNAMERICA LIFE ASSURANCE COMPANY




This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated August 29, 2005, relating to the annuity contracts described above, a copy of which may be obtained without charge by calling 800/445-SUN2 or by written request addressed to:


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                  PO. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299


    THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS AUGUST 29, 2005.

                                TABLE OF CONTENTS


Separate Account.......................................     3
General Account........................................     3
Support Agreement Between the Company and AIG..........     4
Performance Data.......................................     4
Annuity Payments.......................................     6
Annuity Unit Values....................................     7
Death Benefits for Contracts Prior to August 2, 2004...     9
Taxes..................................................    10
Distribution of Contracts .............................    15
Financial Statements ..................................    15

                                SEPARATE ACCOUNT

Variable Annuity Account Five was originally established by Anchor National Life Insurance Company ("Anchor National") on July 3, 1996 pursuant to the provisions of Arizona law, as a segregated asset account of the Company. Anchor National has since redomesticated to Arizona. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company (the "Company"). This was a name change only and did not affect the substance of any contract. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct.

Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolios invested in the shares of one or more underlying investment portfolios. The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the underlying investment portfolios. Values allocated to the separate account and the amount of variable annuity payments will vary with the values of shares of the underlying investment portfolios, and are also reduced by separate account charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying investment portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity payments).

                                 GENERAL ACCOUNT

The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the fixed and/or DCA fixed account(s) of various available periods offered in connection with the general account, as elected by the owner purchasing a contract. Assets supporting amounts allocated to a fixed investment option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                 SUPPORT AGREEMENT BETWEEN THE COMPANY AND AIG


The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool. This guarantee is unconditional and irrevocable, and the Company's policyholders have the right to enforce the guarantee directly against American Home.

                                PERFORMANCE DATA

From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of Seasons Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

The Separate Account may advertise "total return" data for its SELECT PORTFOLIOS (including the Cash Management Portfolio), FOCUSED PORTFOLIOS and STRATEGIES from the inception of the Separate Account. Total return figures are based on historical data and are not intended to indicate future performance. The "total return" for a Variable Portfolios is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a contract funded by that Variable Portfolios made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.)

CASH MANAGEMENT PORTFOLIO


Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

                       Base Period Return = (EV - SV)/(SV)

      where:

       SV = value of one Accumulation Unit at the start of a 7 day period

       EV = value of one Accumulation Unit at the end of the 7 day period

The value of the Accumulation Unit at the end of the period (EV) is determined by (1) adding, to the value of the Accumulation Unit at the beginning of the period (SV), the investment income from the underlying fund attributed to the Accumulation Unit over the period, and (2) subtracting, from the result, the portion of the annual mortality and expense risk and distribution expense charges allocable to the 7 day period (obtained by multiplying the annually-based charges by the fraction 7/365).

The current yield is then obtained by annualizing the Base Period Return:

                 Current Yield = (Base Period Return) x (365/7)

The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

    Effective Yield = [(Base Period Return + 1) TO THE POWER OF (365/7 - 1)]

The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

Other Portfolios

The Portfolios of the separate account compute their performance data as "total return."

Total return for a Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return
(T) is computed so that it satisfies the formula:

                        P (1 + T) TO THE POWER OF n = ERV

   where:

   P = a hypothetical initial payment of $1,000

   T = average annual total return

   n = number of years

 ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the period (or fractional portion thereof)

The total return figures reflect the effect of recurring charges. Total return figures are derived from historical data and are not intended to be a projection of future performance. Variable Annuity Account Five also funds five other contracts (Seasons, Seasons Select, Seasons Select II, Seasons Advisor and Seasons Triple Elite) which have been in existence longer than the Seasons Advisor II Variable Annuity. The STRATEGIES in Seasons Advisor II are also available in the Seasons, Seasons Select, Seasons Select II, Seasons Advisor and Seasons Triple Elite contracts and have been since April 15, 1997. The SELECT PORTFOLIOS have been available since March 1, 1999 and the FOCUSED PORTFOLIOS since July 5, 2000 in the Seasons Select contract. The one year and since inception numbers for the STRATEGIES and PORTFOLIOS are based on Seasons Advisor historical data (which is adjusted for the fees and charges applicable to Seasons Advisor II) and represent adjusted actual performance of the separate account.

                                ANNUITY PAYMENTS

INITIAL ANNUITY PAYMENT

The initial annuity payment is determined by taking the contract value, less any premium tax, and then applying it to the annuity table specified in the contract. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity payment. The number of Annuity Units determined for the first variable annuity payment remains constant for the second and subsequent monthly variable annuity payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

For a fixed annuity, the amount of the second and each subsequent monthly annuity payment is the same as that determined above for the first monthly payment.

The amount of the second and each subsequent monthly variable annuity payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit Value as of the day preceding the date on which each annuity payment is due.

                               ANNUITY UNIT VALUES

The value of an Annuity Unit is determined independently for each Variable Portfolios. The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolios exceeds 3.5%, variable annuity payments derived from allocations to that Variable Portfolios will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity payment will vary accordingly.

For each Variable Portfolios, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of Variable Portfolios from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any Variable Portfolios for a certain month is determined by dividing (a) by (b) where:

(a) is the Accumulation Unit value of the Variable Portfolios determined as of the end of that month, and

(b) is the Accumulation Unit value of the Variable Portfolios determined as of the end of the preceding month.

The NIF for a Variable Portfolios for a given month is a measure of the net investment performance of the Variable Portfolios from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change; a NIF greater than 1.000 results from an increase; and a NIF less than 1.000 results from a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases) respectively in the value of the shares of the underlying investment portfolios in which the Variable Portfolios invests; it is also reduced by separate account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                      NIF = ($11.46/$11.44)
                          = 1.00174825

ILLUSTRATIVE EXAMPLE

The change in Annuity Unit value for a Variable Portfolios from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolios for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity payment tables are based. For example, if the net investment rate for a Variable Portfolios (reflected in the NIF) were equal to the assumed investment rate, the variable annuity payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                   1/[(1.035) Exponent (1/12)] = 0.99713732

In the example given above, if the Annuity Unit value for the Variable Portfolios was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

               $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The NIF measures the performance of the funds that are the basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF)/(1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY PAYMENTS

Illustrative Example

Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolios. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract as a life annuity with 120 monthly payments guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's Account Value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolios on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity payment date is $13.327695.

P's first variable annuity payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly annuity payments for each $1,000 of applied contract value, P's first variable annuity payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

            First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                Annuity Units = $630.95/$13.256932 = 47.593968

P's second variable annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

               Second Payment = 47.593968 x $13.327695 = $634.32

The third and subsequent variable annuity payments are computed in a manner similar to the second variable annuity payment.

Note that the amount of the first variable annuity payment depends on the contract value in the relevant Variable Portfolios on the Annuity Date and thus reflects the investment performance of the Variable Portfolios net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolios). The net investment performance of the Variable Portfolios during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity payments.


DEATH BENEFITS FOR CONTRACTS PRIOR TO AUGUST 2, 2004



IF YOU PURCHASED YOUR CONTRACT PRIOR TO AUGUST 2, 2004, THE FOLLOWING DEATH BENEFIT PROVISIONS APPLY:



STANDARD DEATH BENEFIT



The standard death benefit on your contract is the greater of:



     1. Net Purchase Payments, plus any Purchase Payments recorded after the date of death; all reduced by any withdrawals (and fees and charges applicable to those withdrawals) recorded after the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.



     2. The contract value on the date we receive all required paperwork necessary to process a death benefit claim and satisfactory proof of death.



OPTIONAL ENHANCED DEATH BENEFITS



For an additional fee, you may elect one of the optional enhanced death benefits which can provide greater protection for your beneficiaries. You must elect the optional enhanced death benefit at the time we issue your contract and you cannot change your election at any time. The optional enhanced death benefit is not available if you are age 81 or older at the time of contract issue. The fee for optional enhanced death benefit is 0.15% of the average daily ending value of the assets you have allocated to the Variable Portfolios.



OPTION 1 - 5% ACCUMULATION OPTION



The death benefit is the greater of:



     a. the contract value on the date we receive all required paperwork and satisfactory proof of death; or




     b. Net Purchase Payments compounded to the earlier of your 80th birthday or the date of death, at a 5% annual growth rate, plus any Purchase Payments recorded after the 80th birthday or the date of death; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the 80th birthday or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, up to a maximum benefit of two times the Net Purchase Payments made over the life of your contract.



If you die after your latest Annuity Date and you selected the 5% Accumulation Option, any death benefit payable under the contract will be the Standard Death Benefit as described above. Therefore, your beneficiary will not receive any benefit from the optional enhanced death benefit. This option may not be available in your state. Check with your investment representative regarding availability.



OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION



The death benefit is the greatest of:



     a. Net Purchase Payments; or



     b. the contract value on the date we receive all required paperwork and satisfactory proof of death; or



     c. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary increased by any Purchase Payments recorded after that anniversary; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the anniversary, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.



If you are age 90 or older at the time of death and you had selected the Maximum Anniversary Value option, the death benefit will be equal to the contract value on the date we receive all required paperwork and satisfactory proof of death. Thus, you will not receive the advantage of the Maximum Anniversary Value option if you are over age 80 at the time of contract issue or if you are 90 or older at the time of your death. This option may not be available in your state. Check with your investment representative regarding availability.



OPTIONAL ESTATEPLUS BENEFIT



The EstatePlus benefit may increase the optional enhanced death benefit amount. In order to elect EstatePlus, you must also elect the optional enhanced death benefit described above. The EstatePlus is available for an additional charge of 0.25% of the average daily ending value of the assets you have allocated to the Variable Portfolios. You are not required to elect the EstatePlus feature if you select the optional enhanced death benefit but, once elected, generally it cannot be terminated. Further, if you elect both the optional enhanced death benefit and EstatePlus, the combined charge will be 0.40% of the average daily ending value of the assets you have allocated to the Variable Portfolios.



With the EstatePlus benefit, if you have earnings in your contract at the time of death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Amount"), to the death benefit payable.



The Contract Year of Death will determine the EstatePlus Percentage and the Maximum EstatePlus amount, as set forth below:



-----------------------------------------------------------------------------------------------
CONTRACT YEAR OF DEATH        ESTATEPLUS PERCENTAGE           MAXIMUM ESTATEPLUS PERCENTAGE
-----------------------------------------------------------------------------------------------
       Years 0-4                 25% of earnings              25% of Net Purchase Payments
-----------------------------------------------------------------------------------------------
       Years 5-9                 40% of earnings              40% of Net Purchase Payments*
-----------------------------------------------------------------------------------------------
       Years 10+                 50% of earnings              50% of Net Purchase Payments*
-----------------------------------------------------------------------------------------------



* Purchase Payments received after the 5th Contract anniversary must have been in the Contract for at least six full months at the time of your death to be included as part of Net Purchase Payments for the purposes of the Maximum EstatePlus calculation.




The optional enhanced death benefit may not be available in your state.



What is the Contract Year of Death?



Contract Year of Death is the number of full 12 month periods beginning with the date your contract is issued and ending on the date of death.



What is the EstatePlus Percentage Amount?



We determine the amount of the EstatePlus based upon a percentage of earnings in your contract on the date of your death. For the purpose of this calculation, earnings are defined as (1) minus (2) where



     (1) equals the contract value on the date of death; and



     (2) equals Net Purchase Payments.



What is the Maximum EstatePlus?



The EstatePlus amount is subject to a maximum. The maximum EstatePlus amount is equal to a percentage of your Net Purchase Payments.



The EstatePlus benefit will only be paid if your date of death is prior to the latest Annuity Date.



We reserve the right to modify, suspend or terminate these death benefit features (in their entirety or any component) at any time for prospectively issued contracts.



SPOUSAL CONTINUATION



If you are the original owner of the contract and the Beneficiary is your spouse, your spouse may elect to continue the contract after your death. The spouse becomes the new owner ("Continuing Spouse"). Generally, the contract and its elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place upon the death of the original owner of the contract.



To the extent that the Continuing Spouse invests in the Variable Portfolios or the available multi-year FAGPs, they will be subject to investment risk as was the original owner.



Upon a spouse's continuation of the contract, we will contribute to the contract value an amount by which the death benefit that would have been paid to the beneficiary upon the death of the original owner exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except as explained in Appendix A.



Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the Contract.



The Continuing Spouse, generally, cannot change any contract provisions as the new owner. However, on the Continuation Date, the Continuing Spouse may terminate the original owner's election of the EstatePlus benefit. We will terminate the EstatePlus if the Continuing Spouse is age 81 or older on the Continuation Date. If the EstatePlus feature is terminated or if the Continuing Spouse dies after the latest Annuity Date, no benefit will be payable under the feature.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

                                         TAXES


General

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.


Withholding Tax on Distributions

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401(a) or 403(a) or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Non-Natural Owners

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Multiple Contracts

The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

Tax Treatment of Assignments of Qualified Contracts

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a domestic relations order.)

Tax Treatment of Gifting, Assigning, or Transferring Ownership of a Nonqualified Contract

If you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Trustee to Trustee Transfers of Qualified Contracts

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

Qualified Plans

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2005 is $14,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $4,000 in 2005 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2005 may not exceed the lessor of $42,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2005 is the lessor of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2005. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2005 is the lessor of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2005. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $160,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversion into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Sections 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

Economic Growth and Tax Relief Reconciliation Act of 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

                            DISTRIBUTION OF CONTRACTS

The contracts are offered through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG Retirement Services, Inc. No underwriting fees are paid in connection with the distribution of the contracts. Contracts are offered on a continuous basis.

                              FINANCIAL STATEMENTS



The consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, are incorporated by reference to Form N-4, Post-Effective Amendment No. 10 under the Securities Act of 1933 and Amendment No. 11 under the Investment Company Act of 1940, File Nos. 333-92396 and 811-07727, filed on April 28, 2005, Accession No. 0000950129-05-004267 in this
Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts for amounts allocated to the fixed account options.



The financial statements for Variable Annuity Account Five at April 30, 2005, and for each of the two years in the period ended April 30, 2005 are also presented herein.



PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the separate account and the Company. The financial statements referred to above have been included or incorporated by reference in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                          VARIABLE ANNUITY ACCOUNT FIVE

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                                 APRIL 30, 2005

                          VARIABLE ANNUITY ACCOUNT FIVE

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                                 APRIL 30, 2005

                                    CONTENTS

Report of Independent Registered Public Accounting Firm .......     1
Statement of Assets and Liabilities ...........................     2
Schedule of Portfolio Investments .............................    11
Statement of Operations .......................................    12
Statement of Changes in Net Assets ............................    19
Notes to Financial Statements .................................    36

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Five

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Five, a separate account of AIG SunAmerica Life Assurance Company (the "Separate Account") at April 30, 2005, the results of each of their operations for the periods indicated and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
August 18, 2005

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005

                                                                       Moderate      Balanced   Conservative  Large Cap   Large Cap
                                                           Growth       Growth        Growth       Growth      Growth     Composite
                                                          Strategy     Strategy      Strategy     Strategy    Portfolio   Portfolio
                                                          (Class 1)    (Class 1)     (Class 1)    (Class 1)   (Class 1)   (Class 1)
                                                        ------------ ------------- ------------ ------------ ----------- -----------
Assets:
     Investments in Seasons Series Trust,
        at net asset value                              $ 96,764,870 $ 105,864,120 $ 83,566,913 $ 63,608,233 $13,076,343 $ 4,328,593

     Receivable from AIG SunAmerica Life
       Assurance Company                                           0             0            0            0           0           0
                                                        ------------ ------------- ------------ ------------ ----------- -----------

Total Assets:                                           $ 96,764,870 $ 105,864,120 $ 83,566,913 $ 63,608,233 $13,076,343 $ 4,328,593

Liabilities:
     Payable to AIG SunAmerica Life Assurance Company              0             0            0            0           0           0
                                                        ------------ ------------- ------------ ------------ ----------- -----------

Net Assets                                              $ 96,764,870 $ 105,864,120 $ 83,566,913 $ 63,608,233 $13,076,343 $ 4,328,593
                                                        ============ ============= ============ ============ =========== ===========

     Accumulation units                                   96,370,936   105,117,022   83,321,329   62,869,381  13,052,024   4,288,203

     Contracts in payout (annuitization) period              393,934       747,098      245,584      738,852      24,319      40,390
                                                        ------------ ------------- ------------ ------------ ----------- -----------

          Total net assets                              $ 96,764,870 $ 105,864,120 $ 83,566,913 $ 63,608,233 $13,076,343 $ 4,328,593
                                                        ============ ============= ============ ============ =========== ===========

Accumulation units outstanding                             6,154,039     6,839,418    5,514,875    4,265,494   1,558,414     469,827
                                                        ============ ============= ============ ============ =========== ===========

Contracts with total expenses of 1.40%:
     Net Assets                                         $ 95,346,033 $ 103,397,011 $ 81,439,117 $ 61,982,034 $12,341,735 $ 4,237,014
     Accumulation units outstanding                        6,063,149     6,678,901    5,373,453    4,155,661   1,461,745     458,999
     Unit value of accumulation units                   $      15.73 $       15.48 $      15.16 $      14.92 $      8.44 $      9.23

Contracts with total expenses of 1.52%:
     Net Assets                                         $  1,418,837 $   2,467,109 $  2,127,796 $  1,626,199 $   734,608 $    91,579
     Accumulation units outstanding                           90,890       160,517      141,422      109,833      96,669      10,828
     Unit value of accumulation units                   $      15.61 $       15.37 $      15.05 $      14.81 $      7.60 $      8.46

Contracts with total expenses of 1.55% (1):
     Net Assets                                         $          - $           - $          - $          - $         - $         -
     Accumulation units outstanding                                -             -            -            -           -           -
     Unit value of accumulation units                   $          - $           - $          - $          - $         - $         -

Contracts with total expenses of 1.55% (2):
     Net Assets                                         $          - $           - $          - $          - $         - $         -
     Accumulation units outstanding                                -             -            -            -           -           -
     Unit value of accumulation units                   $          - $           - $          - $          - $         - $         -

Contracts with total expenses of 1.65%:
     Net Assets                                         $          - $           - $          - $          - $         - $         -
     Accumulation units outstanding                                -             -            -            -           -           -
     Unit value of accumulation units                   $          - $           - $          - $          - $         - $         -

Contracts with total expenses of 1.70% (3):
     Net Assets                                         $          - $           - $          - $          - $         - $         -
     Accumulation units outstanding                                -             -            -            -           -           -
     Unit value of accumulation units                   $          - $           - $          - $          - $         - $         -

Contracts with total expenses of 1.70% (4):
     Net Assets                                         $          - $           - $          - $          - $         - $         -
     Accumulation units outstanding                                -             -            -            -           -           -
     Unit value of accumulation units                   $          - $           - $          - $          - $         - $         -

Contracts with total expenses of 1.80%:
     Net Assets                                         $          - $           - $          - $          - $         - $         -
     Accumulation units outstanding                                -             -            -            -           -           -
     Unit value of accumulation units                   $          - $           - $          - $          - $         - $         -

Contracts with total expenses of 1.95% (5):
     Net Assets                                         $          - $           - $          - $          - $         - $         -
     Accumulation units outstanding                                -             -            -            -           -           -
     Unit value of accumulation units                   $          - $           - $          - $          - $         - $         -

Contracts with total expenses of 1.95% (6):
     Net Assets                                         $          - $           - $          - $          - $         - $         -
     Accumulation units outstanding                                -             -            -            -           -           -
     Unit value of accumulation units                   $          - $           - $          - $          - $         - $         -

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (Continued)

                                                          Large Cap    Mid Cap     Mid Cap                International Diversified
                                                            Value      Growth       Value      Small Cap     Equity     Fixed Income
                                                          Portfolio   Portfolio   Portfolio    Portfolio    Portfolio    Portfolio
                                                          (Class 1)   (Class 1)   (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                                        ------------ ----------- ------------ ----------- ------------- ------------
Assets:
     Investments in Seasons Series Trust,
        at net asset value                              $ 14,000,876 $13,073,202 $ 15,254,845 $ 9,092,797 $   8,630,369 $ 11,941,602

     Receivable from AIG SunAmerica Life
       Assurance Company                                           0           0            0           0             0            0
                                                        ------------ ----------- ------------ ----------- ------------- ------------

Total Assets:                                           $ 14,000,876 $13,073,202 $ 15,254,845 $ 9,092,797 $   8,630,369 $ 11,941,602

Liabilities:
     Payable to AIG SunAmerica Life Assurance
       Company                                                     0           0            0           0             0            0
                                                        ------------ ----------- ------------ ----------- ------------- ------------

Net Assets                                              $ 14,000,876 $13,073,202 $ 15,254,845 $ 9,092,797 $   8,630,369 $ 11,941,602
                                                        ============ =========== ============ =========== ============= ============

     Accumulation units                                   13,951,877  13,049,468   15,176,617   9,066,496     8,609,380   11,713,060

     Contracts in payout (annuitization) period               48,999      23,734       78,228      26,301        20,989      228,542
                                                        ------------ ----------- ------------ ----------- ------------- ------------

          Total net assets                              $ 14,000,876 $13,073,202 $ 15,254,845 $ 9,092,797 $   8,630,369 $ 11,941,602
                                                        ============ =========== ============ =========== ============= ============

Accumulation units outstanding                             1,112,414     934,224      766,979     874,189     1,000,040      986,652
                                                        ============ =========== ============ =========== ============= ============

Contracts with total expenses of 1.40%:
     Net Assets                                         $ 13,592,925 $12,226,142 $ 14,558,978 $ 8,629,407 $   8,231,843 $ 11,358,430
     Accumulation units outstanding                        1,078,477     868,447      731,313     827,774       950,465      937,568
     Unit value of accumulation units                   $      12.60 $     14.08 $      19.91 $     10.42 $        8.66 $      12.11

Contracts with total expenses of 1.52%:
     Net Assets                                         $    407,951 $   847,060 $    695,867 $   463,390 $     398,526 $    583,172
     Accumulation units outstanding                           33,937      65,777       35,666      46,415        49,575       49,084
     Unit value of accumulation units                   $      12.02 $     12.88 $      19.51 $      9.98 $        8.04 $      11.88

Contracts with total expenses of 1.55% (1):
     Net Assets                                         $          - $         - $          - $         - $           - $          -
     Accumulation units outstanding                                -           -            -           -             -            -
     Unit value of accumulation units                   $          - $         - $          - $         - $           - $          -

Contracts with total expenses of 1.55% (2):
     Net Assets                                         $          - $         - $          - $         - $           - $          -
     Accumulation units outstanding                                -           -            -           -             -            -
     Unit value of accumulation units                   $          - $         - $          - $         - $           - $          -

Contracts with total expenses of 1.65%:
     Net Assets                                         $          - $         - $          - $         - $           - $          -
     Accumulation units outstanding                                -           -            -           -             -            -
     Unit value of accumulation units                   $          - $         - $          - $         - $           - $          -

Contracts with total expenses of 1.70% (3):
     Net Assets                                         $          - $         - $          - $         - $           - $          -
     Accumulation units outstanding                                -           -            -           -             -            -
     Unit value of accumulation units                   $          - $         - $          - $         - $           - $          -

Contracts with total expenses of 1.70% (4):
     Net Assets                                         $          - $         - $          - $         - $           - $          -
     Accumulation units outstanding                                -           -            -           -             -            -
     Unit value of accumulation units                   $          - $         - $          - $         - $           - $          -

Contracts with total expenses of 1.80%:
     Net Assets                                         $          - $         - $          - $         - $           - $          -
     Accumulation units outstanding                                -           -            -           -             -            -
     Unit value of accumulation units                   $          - $         - $          - $         - $           - $          -

Contracts with total expenses of 1.95% (5):
     Net Assets                                         $          - $         - $          - $         - $           - $          -
     Accumulation units outstanding                                -           -            -           -             -            -
     Unit value of accumulation units                   $          - $         - $          - $         - $           - $          -

Contracts with total expenses of 1.95% (6):
     Net Assets                                         $          - $         - $          - $         - $           - $          -
     Accumulation units outstanding                                -           -            -           -             -            -
     Unit value of accumulation units                   $          - $         - $          - $         - $           - $          -

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (Continued)

                                                           Cash        Focus                    Moderate     Balanced   Conservative
                                                         Management    Growth       Growth       Growth       Growth       Growth
                                                          Portfolio   Portfolio    Strategy     Strategy     Strategy     Strategy
                                                         (Class 1)    (Class 1)   (Class 2)     (Class 2)    (Class 2)    (Class 2)
                                                        ------------ ----------- ------------ ------------ ------------ ------------
Assets:
     Investments in Seasons Series Trust,
        at net asset value                              $  4,277,354 $ 6,310,171 $152,584,844 $297,104,115 $268,333,908 $191,535,454

     Receivable from AIG SunAmerica Life
        Assurance Company                                          0           0            0            0            0            0
                                                        ------------ ----------- ------------ ------------ ------------ ------------

Total Assets:                                           $  4,277,354 $ 6,310,171 $152,584,844 $297,104,115 $268,333,908 $191,535,454

Liabilities:
     Payable to AIG SunAmerica Life Assurance
        Company                                                    0           0            0            0            0            0
                                                        ------------ ----------- ------------ ------------ ------------ ------------

Net Assets                                              $  4,277,354 $ 6,310,171 $152,584,844 $297,104,115 $268,333,908 $191,535,454
                                                        ============ =========== ============ ============ ============ ============

     Accumulation units                                    4,274,367   6,281,214  152,584,844  297,104,115  268,333,908  191,535,454

     Contracts in payout (annuitization) period                2,987      28,957            0            0            0            0
                                                        ------------ ----------- ------------ ------------ ------------ ------------

          Total net assets                              $  4,277,354 $ 6,310,171 $152,584,844 $297,104,115 $268,333,908 $191,535,454
                                                        ============ =========== ============ ============ ============ ============

Accumulation units outstanding                               401,782     923,917    9,835,559   19,474,266   17,959,634   13,019,391
                                                        ============ =========== ============ ============ ============ ============

Contracts with total expenses of 1.40%:
     Net Assets                                         $  4,252,356 $ 6,117,075 $ 44,162,362 $ 88,823,691 $ 89,403,755 $ 63,002,909
     Accumulation units outstanding                          399,414     893,819    2,828,732    5,777,656    5,941,411    4,254,632
     Unit value of accumulation units                   $      10.65 $      6.84 $      15.61 $      15.37 $      15.05      $ 14.81

Contracts with total expenses of 1.52%:
     Net Assets                                         $     24,998 $   193,096 $          - $          - $          - $          -
     Accumulation units outstanding                            2,368      30,098            -            -            -            -
     Unit value of accumulation units                   $      10.56 $      6.42 $          - $          - $          - $          -

Contracts with total expenses of 1.55% (1):
     Net Assets                                         $          - $         - $ 14,412,971 $ 24,881,012 $ 21,773,760 $ 12,340,051
     Accumulation units outstanding                                -           -      919,258    1,626,293    1,454,986      829,709
     Unit value of accumulation units                   $          - $         - $      15.68 $      15.30 $      14.96 $      14.87

Contracts with total expenses of 1.55% (2):
     Net Assets                                         $          - $         - $          - $          - $          - $          -
     Accumulation units outstanding                                -           -            -            -            -            -
     Unit value of accumulation units                   $          - $         - $          - $          - $          - $          -

Contracts with total expenses of 1.65%:
     Net Assets                                         $          - $         - $ 87,234,768 $164,021,090 $143,765,576 $106,356,220
     Accumulation units outstanding                                -           -    5,650,953   10,789,998    9,661,400    7,267,578
     Unit value of accumulation units                   $          - $         - $      15.44 $      15.20 $      14.88 $      14.63

Contracts with total expenses of 1.70% (3):
     Net Assets                                         $          - $         - $  2,753,998 $  9,437,441 $  8,318,562 $  5,336,102
     Accumulation units outstanding                                -           -      176,567      621,189      559,210      360,936
     Unit value of accumulation units                   $          - $         - $      15.60 $      15.19 $      14.88 $      14.78

Contracts with total expenses of 1.70% (4):
     Net Assets                                         $          - $         - $          - $          - $          - $          -
     Accumulation units outstanding                                -           -            -            -            -            -
     Unit value of accumulation units                   $          - $         - $          - $          - $          - $          -

Contracts with total expenses of 1.80%:
     Net Assets                                         $          - $         - $          - $          - $          - $          -
     Accumulation units outstanding                                -           -            -            -            -            -
     Unit value of accumulation units                   $          - $         - $          - $          - $          - $          -

Contracts with total expenses of 1.95% (5):
     Net Assets                                         $          - $         - $  4,020,745 $  9,940,881 $  5,072,255 $  4,500,172
     Accumulation units outstanding                                -           -      260,049      659,130      342,627      306,536
     Unit value of accumulation units                   $          - $         - $      15.46 $      15.08 $      14.80 $      14.68

Contracts with total expenses of 1.95% (6):
     Net Assets                                         $          - $         - $          - $          - $          - $          -
     Accumulation units outstanding                                -           -            -            -            -            -
     Unit value of accumulation units                   $          - $         - $          - $          - $          - $          -

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (Continued)

                                                  Large Cap     Large Cap     Large Cap      Mid Cap       Mid Cap
                                                    Growth      Composite       Value         Growth         Value      Small Cap
                                                  Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                  (Class 2)     (Class 2)      (Class 2)     (Class 2)     (Class 2)    (Class 2)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Assets:
     Investments in Seasons Series Trust,
        at net asset value                       $ 75,431,698  $ 28,390,627  $107,244,514  $ 71,468,422  $110,814,485  $ 62,783,384

     Receivable from AIG SunAmerica Life
        Assurance Company                                   0             0             0             0             0             0
                                                 ------------  ------------  ------------  ------------  ------------  ------------

Total Assets:                                    $ 75,431,698  $ 28,390,627  $107,244,514  $ 71,468,422  $110,814,485  $ 62,783,384

Liabilities:
     Payable to AIG SunAmerica Life Assurance
        Company                                             0             0             0             0             0             0
                                                 ------------  ------------  ------------  ------------  ------------  ------------

Net Assets                                       $ 75,431,698  $ 28,390,627  $107,244,514  $ 71,468,422  $110,814,485  $ 62,783,384
                                                 ============  ============  ============  ============  ============  ============

     Accumulation units                            75,431,698    28,390,627   107,244,514    71,468,422   110,814,485    62,783,384

     Contracts in payout (annuitization) period             0             0             0             0             0             0
                                                 ------------  ------------  ------------  ------------  ------------  ------------

          Total net assets                       $ 75,431,698  $ 28,390,627  $107,244,514  $ 71,468,422  $110,814,485  $ 62,783,384
                                                 ============  ============  ============  ============  ============  ============

Accumulation units outstanding                      9,062,550     3,116,579     8,662,073     5,145,797     5,691,824     6,102,359
                                                 ============  ============  ============  ============  ============  ============

Contracts with total expenses of 1.40%:
     Net Assets                                  $ 19,442,537  $  9,059,080  $ 28,554,461  $ 17,796,265  $ 31,548,703  $ 16,629,757
     Accumulation units outstanding                 2,318,352       987,699     2,280,625     1,272,574     1,595,182     1,605,699
     Unit value of accumulation units            $       8.39  $       9.17  $      12.52  $      13.98  $      19.78  $      10.36

Contracts with total expenses of 1.52%:
     Net Assets                                  $          -  $          -  $          -  $          -  $          -  $          -
     Accumulation units outstanding                         -             -             -             -             -             -
     Unit value of accumulation units            $          -  $          -  $          -  $          -  $          -  $          -

Contracts with total expenses of 1.55% (1):
     Net Assets                                  $  7,258,599  $  2,655,076  $ 11,321,335  $  8,148,518  $  9,570,568  $  7,455,826
     Accumulation units outstanding                   867,720       290,055       929,679       582,292       514,288       719,418
     Unit value of accumulation units            $       8.37  $       9.15  $      12.18  $      13.99  $      18.61  $      10.36

Contracts with total expenses of 1.55% (2):
     Net Assets                                  $          -  $          -  $          -  $          -  $          -  $          -
     Accumulation units outstanding                         -             -             -             -             -             -
     Unit value of accumulation units            $          -  $          -  $          -  $          -  $          -  $          -

Contracts with total expenses of 1.65%:
     Net Assets                                  $ 44,688,226  $ 15,681,527  $ 62,569,216  $ 41,169,334  $ 63,871,337  $ 34,455,093
     Accumulation units outstanding                 5,389,831     1,729,275     5,054,308     2,977,378     3,266,457     3,364,848
     Unit value of accumulation units            $       8.29  $       9.07  $      12.38  $      13.83  $      19.55  $      10.24

Contracts with total expenses of 1.70% (3):
     Net Assets                                  $  2,813,393  $    568,401  $  3,183,816  $  2,939,242  $  3,163,971  $  3,066,492
     Accumulation units outstanding                   337,636        62,392       262,727       211,180       170,893       297,191
     Unit value of accumulation units            $       8.33  $       9.11  $      12.12  $      13.92  $      18.51  $      10.32

Contracts with total expenses of 1.70% (4):
     Net Assets                                  $          -  $          -  $          -  $          -  $          -  $          -
     Accumulation units outstanding                         -             -             -             -             -             -
     Unit value of accumulation units            $          -  $          -  $          -  $          -  $          -  $          -

Contracts with total expenses of 1.80%:
     Net Assets                                  $          -  $          -  $          -  $          -  $          -  $          -
     Accumulation units outstanding                         -             -             -             -             -             -
     Unit value of accumulation units            $          -  $          -  $          -  $          -  $          -  $          -

Contracts with total expenses of 1.95% (5):
     Net Assets                                  $  1,228,943  $    426,543  $  1,615,686  $  1,415,063  $  2,659,906  $  1,176,216
     Accumulation units outstanding                   149,011        47,158       134,734       102,373       145,004       115,203
     Unit value of accumulation units            $       8.25  $       9.04  $      11.99  $      13.82  $      18.34  $      10.21

Contracts with total expenses of 1.95% (6):
     Net Assets                                  $          -  $          -  $          -  $          -  $          -  $          -
     Accumulation units outstanding                         -             -             -             -             -             -
     Unit value of accumulation units            $          -  $          -  $          -  $          -  $          -  $          -

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (Continued)

                                                 International  Diversified      Cash         Focus      Focus Growth     Focus
                                                     Equity    Fixed Income   Management     Growth       and Income      Value
                                                   Portfolio    Portfolio     Portfolio     Portfolio      Portfolio    Portfolio
                                                   (Class 2)     (Class 2)    (Class 2)     (Class 2)      (Class 2)    (Class 2)
                                                 ------------- ------------  ------------  ------------  ------------  ------------
Assets:
     Investments in Seasons Series Trust,
        at net asset value                       $  85,111,831 $124,451,319  $ 54,495,028  $ 64,423,382  $ 46,705,858  $ 63,830,283

     Receivable from AIG SunAmerica Life
        Assurance Company                                    0            0             0             0             0             0
                                                 ------------- ------------  ------------  ------------  ------------  ------------

Total Assets:                                    $  85,111,831 $124,451,319  $ 54,495,028  $ 64,423,382  $ 46,705,858  $ 63,830,283

Liabilities:
     Payable to AIG SunAmerica Life Assurance
        Company                                              0            0             0             0             0             0
                                                 ------------- ------------  ------------  ------------  ------------  ------------

Net Assets                                       $  85,111,831 $124,451,319  $ 54,495,028  $ 64,423,382  $ 46,705,858  $ 63,830,283
                                                 ============= ============  ============  ============  ============  ============

     Accumulation units                             85,111,831  124,451,319    54,495,028    64,423,382    46,705,858    63,830,283

     Contracts in payout (annuitization) period              0            0             0             0             0             0
                                                 ------------- ------------  ------------  ------------  ------------  ------------

          Total net assets                       $  85,111,831 $124,451,319  $ 54,495,028  $ 64,423,382  $ 46,705,858  $ 63,830,283
                                                 ============= ============  ============  ============  ============  ============

Accumulation units outstanding                       9,957,879   10,457,794     5,187,723     9,539,037     5,289,872     4,729,943
                                                 ============= ============  ============  ============  ============  ============

Contracts with total expenses of 1.40%:
     Net Assets                                  $  25,146,368 $ 39,275,795  $ 16,457,539  $ 21,031,685  $ 15,036,032  $ 22,777,682
     Accumulation units outstanding                  2,924,887    3,263,102     1,555,944     3,093,639     1,651,715     1,677,511
     Unit value of accumulation units            $        8.60 $      12.04  $      10.58  $       6.80  $       9.10  $      13.58

Contracts with total expenses of 1.52%:
     Net Assets                                  $           - $          -  $          -  $          -  $          -  $          -
     Accumulation units outstanding                          -            -             -             -             -             -
     Unit value of accumulation units            $           - $          -  $          -  $          -  $          -  $          -

Contracts with total expenses of 1.55% (1):
     Net Assets                                  $  11,750,427 $ 12,596,946  $  7,143,560  $  5,717,362  $  4,368,967  $  5,954,608
     Accumulation units outstanding                  1,371,309    1,077,064       677,035       842,073       481,449       442,649
     Unit value of accumulation units            $        8.57 $      11.70  $      10.55  $       6.79  $       9.07  $      13.45

Contracts with total expenses of 1.55% (2):
     Net Assets                                  $           - $          -  $          -  $          -  $          -  $          -
     Accumulation units outstanding                          -            -             -             -             -             -
     Unit value of accumulation units            $           - $          -  $          -  $          -  $          -  $          -

Contracts with total expenses of 1.65%:
     Net Assets                                  $  43,800,695 $ 63,807,640  $ 24,958,787  $ 33,591,648  $ 24,834,126  $ 28,169,555
     Accumulation units outstanding                  5,143,515    5,361,926     2,386,603     4,997,340     2,882,471     2,092,953
     Unit value of accumulation units            $        8.52 $      11.90  $      10.46  $       6.72  $       8.62  $      13.46

Contracts with total expenses of 1.70% (3):
     Net Assets                                  $   3,094,543 $  5,449,869  $  3,340,247  $  2,938,502  $  1,755,873  $  4,059,975
     Accumulation units outstanding                    362,743      467,612       318,651       434,930       194,652       300,328
     Unit value of accumulation units            $        8.53 $      11.65  $      10.48  $       6.76  $       9.02  $      13.52

Contracts with total expenses of 1.70% (4):
     Net Assets                                  $           - $          -  $          -  $          -  $          -  $          -
     Accumulation units outstanding                          -            -             -             -             -             -
     Unit value of accumulation units            $           - $          -  $          -  $          -  $          -  $          -

Contracts with total expenses of 1.80%:
     Net Assets                                  $           - $          -  $          -  $          -  $          -  $          -
     Accumulation units outstanding                          -            -             -             -             -             -
     Unit value of accumulation units            $           - $          -  $          -  $          -  $          -  $          -

Contracts with total expenses of 1.95% (5):
     Net Assets                                  $   1,319,798 $  3,321,069  $  2,594,895  $  1,144,185  $    710,860  $  2,868,463
     Accumulation units outstanding                    155,425      288,090       249,490       171,055        79,585       216,502
     Unit value of accumulation units            $        8.49 $      11.53  $      10.40  $       6.69  $       8.93  $      13.25

Contracts with total expenses of 1.95% (6):
     Net Assets                                  $           - $          -  $          -  $          -  $          -  $          -
     Accumulation units outstanding                          -            -             -             -             -             -
     Unit value of accumulation units            $           - $          -  $          -  $          -  $          -  $          -

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (Continued)

                                                   Focus                    Moderate     Balanced    Conservative    Large Cap
                                                  TechNet        Growth      Growth       Growth        Growth       Growth
                                                 Portfolio      Strategy    Strategy     Strategy      Strategy     Portfolio
                                                 (Class 2)     (Class 3)    (Class 3)    (Class 3)     (Class 3)    (Class 3)
                                                ------------  -----------  -----------  -----------  ------------  ------------
Assets:
     Investments in Seasons Series Trust,
        at net asset value                      $ 26,595,288  $37,340,154  $82,125,336  $76,653,458  $ 44,705,045  $ 24,521,219

     Receivable from AIG SunAmerica Life
      Assurance Company                                    0            0            0            0             0             0
                                                ------------  -----------  -----------  -----------  ------------  ------------

Total Assets:                                   $ 26,595,288  $37,340,154  $82,125,336  $76,653,458  $ 44,705,045  $ 24,521,219

Liabilities:
     Payable to AIG SunAmerica Life Assurance
      Company                                              0            0            0            0             0             0
                                                ------------  -----------  -----------  -----------  ------------  ------------

Net Assets                                      $ 26,595,288  $37,340,154  $82,125,336  $76,653,458  $ 44,705,045  $ 24,521,219
                                                ============  ===========  ===========  ===========  ============  ============

     Accumulation units                           26,595,288   37,340,154   82,125,336   76,653,458    44,705,045    24,521,219

     Contracts in payout (annuitization)
      period                                               0            0            0            0             0             0
                                                ------------  -----------  -----------  -----------  ------------  ------------

          Total net assets                      $ 26,595,288  $37,340,154  $82,125,336  $76,653,458  $ 44,705,045  $ 24,521,219
                                                ============  ===========  ===========  ===========  ============  ============

Accumulation units outstanding                     6,167,482    2,403,864    5,373,257    5,135,222     3,032,263     2,938,773
                                                ============  ===========  ===========  ===========  ============  ============

Contracts with total expenses of 1.40%:
     Net Assets                                 $ 11,550,464  $19,147,641  $43,143,713  $34,162,731  $ 20,025,813  $ 13,202,181
     Accumulation units outstanding                2,785,697    1,227,721    2,808,761    2,273,244     1,354,541     1,575,108
     Unit value of accumulation units           $       4.15  $     15.60  $     15.36  $     15.03  $      14.78  $       8.38

Contracts with total expenses of 1.52%:
     Net Assets                                 $          -  $         -  $         -  $         -  $          -  $          -
     Accumulation units outstanding                        -            -            -            -             -             -
     Unit value of accumulation units           $          -  $         -  $         -  $         -  $          -  $          -

Contracts with total expenses of 1.55% (1):
     Net Assets                                 $  1,617,807  $         -  $         -  $         -  $          -  $          -
     Accumulation units outstanding                  391,174            -            -            -             -             -
     Unit value of accumulation units           $       4.14  $         -  $         -  $         -  $          -  $          -

Contracts with total expenses of 1.55% (2):
     Net Assets                                 $          -  $ 3,703,299  $ 6,620,209  $ 7,997,941  $  8,603,934  $  2,430,899
     Accumulation units outstanding                        -      236,607      433,160      535,339       578,600       290,944
     Unit value of accumulation units           $          -  $     15.65  $     15.28  $     14.94  $      14.87  $       8.36

Contracts with total expenses of 1.65%:
     Net Assets                                 $ 11,824,250  $12,076,277  $27,998,560  $24,700,048  $ 12,177,995  $  6,970,573
     Accumulation units outstanding                2,599,869      782,465    1,843,632    1,663,009       832,423       841,257
     Unit value of accumulation units           $       4.55  $     15.43  $     15.19  $     14.85  $      14.63  $       8.29

Contracts with total expenses of 1.70% (3):
     Net Assets                                 $  1,112,037  $         -  $         -  $         -  $          -  $          -
     Accumulation units outstanding                  270,277            -            -            -             -             -
     Unit value of accumulation units           $       4.11  $         -  $         -  $         -  $          -  $          -

Contracts with total expenses of 1.70% (4):
     Net Assets                                 $          -  $   275,763  $ 1,789,258  $ 2,430,904  $  1,128,121  $    923,978
     Accumulation units outstanding                        -       17,690      117,732      163,508        76,249       110,968
     Unit value of accumulation units           $          -  $     15.59  $     15.20  $     14.87  $      14.80  $       8.33

Contracts with total expenses of 1.80%:
     Net Assets                                 $          -  $ 1,608,182  $ 2,173,978  $ 2,845,968  $  1,667,322  $    651,630
     Accumulation units outstanding                        -      104,418      143,103      191,568       114,090        78,690
     Unit value of accumulation units           $          -  $     15.40  $     15.19  $     14.86  $      14.61  $       8.28

Contracts with total expenses of 1.95% (5):
     Net Assets                                 $    490,730  $         -  $         -  $         -  $          -  $          -
     Accumulation units outstanding                  120,465            -            -            -             -             -
     Unit value of accumulation units           $       4.07  $         -  $         -  $         -  $          -  $          -

Contracts with total expenses of 1.95% (6):
     Net Assets                                 $          -  $   528,992  $   399,618  $ 4,515,866  $  1,101,860  $    341,958
     Accumulation units outstanding                        -       34,963       26,869      308,554        76,360        41,806
     Unit value of accumulation units           $          -  $     15.13  $     14.87  $     14.64  $      14.43  $      8.18

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (Continued)

                                                 Large Cap     Large Cap     Mid Cap      Mid Cap                 International
                                                 Composite       Value       Growth        Value      Small Cap       Equity
                                                 Portfolio     Portfolio    Portfolio    Portfolio    Portfolio     Portfolio
                                                 (Class 3)     (Class 3)    (Class 3)    (Class 3)    (Class 3)     (Class 3)
                                                ------------  -----------  -----------  -----------  -----------  -------------
Assets:
     Investments in Seasons Series Trust,
        at net asset value                      $  7,357,615  $28,080,226  $24,007,901  $29,054,970  $23,377,830  $  23,626,162

     Receivable from AIG SunAmerica Life
      Assurance Company                                    0            0            0            0            0              0
                                                ------------  -----------  -----------  -----------  -----------  -------------

Total Assets:                                   $  7,357,615  $28,080,226  $24,007,901  $29,054,970  $23,377,830  $  23,626,162

Liabilities:
     Payable to AIG SunAmerica Life Assurance
      Company                                              0            0            0            0            0              0
                                                ------------  -----------  -----------  -----------  -----------  -------------

Net Assets                                      $  7,357,615  $28,080,226  $24,007,901  $29,054,970  $23,377,830  $  23,626,162
                                                ============  ===========  ===========  ===========  ===========  =============

     Accumulation units                            7,357,615   28,080,226   24,007,901   29,054,970   23,377,830     23,626,162

     Contracts in payout (annuitization)
      period                                               0            0            0            0            0              0
                                                ------------  -----------  -----------  -----------  -----------  -------------

          Total net assets                      $  7,357,615  $28,080,226  $24,007,901  $29,054,970  $23,377,830  $  23,626,162
                                                ============  ===========  ===========  ===========  ===========  =============

Accumulation units outstanding                       806,657    2,265,870    1,725,705    1,492,345    2,268,515      2,763,283
                                                ============  ===========  ===========  ===========  ===========  =============

Contracts with total expenses of 1.40%:
     Net Assets                                 $  4,126,073  $14,254,468  $12,524,555  $15,031,304  $12,935,068  $  12,819,101
     Accumulation units outstanding                  450,297    1,140,099      896,456      761,202    1,250,380      1,492,650
     Unit value of accumulation units           $       9.16  $     12.50  $     13.97  $     19.75  $     10.34  $        8.59

Contracts with total expenses of 1.52%:
     Net Assets                                 $          -  $         -  $         -  $         -  $         -  $           -
     Accumulation units outstanding                        -            -            -            -            -              -
     Unit value of accumulation units           $          -  $         -  $         -  $         -  $         -  $           -

Contracts with total expenses of 1.55% (1):
     Net Assets                                 $          -  $         -  $         -  $         -  $         -  $           -
     Accumulation units outstanding                        -            -            -            -            -              -
     Unit value of accumulation units           $          -  $         -  $         -  $         -  $         -  $           -

Contracts with total expenses of 1.55% (2):
     Net Assets                                 $    714,910  $ 3,472,543  $ 2,606,455  $ 3,266,644  $ 2,405,312  $   2,807,799
     Accumulation units outstanding                   78,215      285,227      186,592      175,874      232,425        329,410
     Unit value of accumulation units           $       9.14      $ 12.17  $     13.97  $     18.57  $     10.35  $        8.52

Contracts with total expenses of 1.65%:
     Net Assets                                 $  2,008,660  $ 7,916,358  $ 7,223,058  $ 8,493,867  $ 6,310,787  $   5,991,948
     Accumulation units outstanding                  221,691      640,076      523,041      434,973      616,967        704,517
     Unit value of accumulation units           $       9.06  $     12.37  $     13.81  $     19.53  $     10.23  $        8.51

Contracts with total expenses of 1.70% (3):
     Net Assets                                 $          -  $         -  $         -  $         -  $         -  $           -
     Accumulation units outstanding                        -            -            -            -            -              -
     Unit value of accumulation units           $          -  $         -  $         -  $         -  $         -  $           -

Contracts with total expenses of 1.70% (4):
     Net Assets                                 $    155,440  $   917,556  $   862,439  $   939,910  $   851,959  $     563,308
     Accumulation units outstanding                   17,076       75,915       62,146       51,016       82,928         66,008
     Unit value of accumulation units           $       9.10  $     12.09  $     13.88  $     18.42  $     10.27  $        8.53

Contracts with total expenses of 1.80%:
     Net Assets                                 $    153,430  $   959,202  $   605,498  $   951,755  $   675,188  $   1,052,872
     Accumulation units outstanding                   16,931       77,588       43,871       48,754       66,042        124,064
     Unit value of accumulation units           $       9.06  $     12.36  $     13.80  $     19.52  $     10.22  $        8.49

Contracts with total expenses of 1.95% (5):
     Net Assets                                 $          -  $         -  $         -  $         -  $         -  $           -
     Accumulation units outstanding                        -            -            -            -            -              -
     Unit value of accumulation units           $          -  $         -  $         -  $         -  $         -  $           -

Contracts with total expenses of 1.95% (6):
     Net Assets                                 $    199,102  $   560,099  $   185,896  $   371,490  $   199,516  $     391,134
     Accumulation units outstanding                   22,447       46,965       13,599       20,526       19,773         46,634
     Unit value of accumulation units           $       8.87  $     11.93  $     13.67  $     18.10  $     10.09  $        8.39

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (Continued)

                                                 Diversified     Cash         Focus     Focus Growth     Focus       Focus
                                                Fixed Income  Management     Growth      and Income      Value      TechNet
                                                 Portfolio    Portfolio     Portfolio    Portfolio     Portfolio    Portfolio
                                                 (Class 3)     (Class 3)    (Class 3)    (Class 3)     (Class 3)    (Class 3)
                                                ------------  -----------  -----------  ------------  -----------  ------------
Assets:
     Investments in Seasons Series Trust,
        at net asset value                      $ 31,684,920  $12,194,941  $21,200,125  $ 21,925,296  $20,591,059  $ 11,262,544

     Receivable from AIG SunAmerica Life
      Assurance Company                                    0            0            0             0            0             0
                                                ------------  -----------  -----------  ------------  -----------  ------------

Total Assets:                                   $ 31,684,920  $12,194,941  $21,200,125  $ 21,925,296  $20,591,059  $ 11,262,544

Liabilities:
     Payable to AIG SunAmerica Life Assurance
      Company                                              0            0            0             0            0             0
                                                ------------  -----------  -----------  ------------  -----------  ------------

Net Assets                                      $ 31,684,920  $12,194,941  $21,200,125  $ 21,925,296  $20,591,059  $ 11,262,544
                                                ============  ===========  ===========  ============  ===========  ============

     Accumulation units                           31,684,920   12,194,941   21,200,125    21,925,296   20,591,059    11,262,544

     Contracts in payout (annuitization)
      period                                               0            0            0             0            0             0
                                                ------------  -----------  -----------  ------------  -----------  ------------

          Total net assets                      $ 31,684,920  $12,194,941  $21,200,125  $ 21,925,296  $20,591,059  $ 11,262,544
                                                ============  ===========  ===========  ============  ===========  ============

Accumulation units outstanding                     2,672,785    1,160,549    3,134,538     2,458,873    1,526,633     2,656,623
                                                ============  ===========  ===========  ============  ===========  ============

Contracts with total expenses of 1.40%:
     Net Assets                                 $ 14,276,896  $ 5,994,302  $12,317,931  $ 10,996,949  $10,514,115  $  7,098,510
     Accumulation units outstanding                1,186,874      567,574    1,813,875     1,208,650      775,409     1,713,900
     Unit value of accumulation units           $      12.03  $     10.56  $      6.79  $       9.10  $     13.56  $       4.14

Contracts with total expenses of 1.52%:
     Net Assets                                 $          -  $         -  $         -  $          -  $         -  $          -
     Accumulation units outstanding                        -            -            -             -            -             -
     Unit value of accumulation units           $          -  $         -  $         -  $          -  $         -  $          -

Contracts with total expenses of 1.55% (1):
     Net Assets                                 $          -  $         -  $         -  $          -  $         -  $          -
     Accumulation units outstanding                        -            -            -             -            -             -
     Unit value of accumulation units           $          -  $         -  $         -  $          -  $         -  $          -

Contracts with total expenses of 1.55% (2):
     Net Assets                                 $  4,236,140  $ 1,461,476  $ 1,441,837  $  2,346,109  $ 2,867,521  $    903,645
     Accumulation units outstanding                  363,507      139,334      212,374       258,781      213,531       218,739
     Unit value of accumulation units           $      11.65  $     10.49  $      6.79  $       9.07  $     13.43  $       4.13

Contracts with total expenses of 1.65%:
     Net Assets                                 $  5,550,065  $ 4,131,302  $ 6,357,735  $  6,556,718  $ 5,843,694  $  2,690,458
     Accumulation units outstanding                  466,929      395,491      946,546       761,677      435,201       591,914
     Unit value of accumulation units           $      11.89  $     10.45  $      6.72  $       8.61  $     13.43  $       4.55

Contracts with total expenses of 1.70% (3):
     Net Assets                                 $          -  $         -  $         -  $          -  $         -  $          -
     Accumulation units outstanding                        -            -            -             -            -             -
     Unit value of accumulation units           $          -  $         -  $         -  $          -  $         -  $          -

Contracts with total expenses of 1.70% (4):
     Net Assets                                 $  5,303,946  $   156,694  $   230,047  $    896,425  $   364,764  $    205,761
     Accumulation units outstanding                  456,659       14,945       34,089        99,453       27,377        50,464
     Unit value of accumulation units           $      11.61  $     10.48  $      6.75  $       9.01  $     13.32  $       4.08

Contracts with total expenses of 1.80%:
     Net Assets                                 $    831,396  $   276,771  $   662,492  $    714,862  $   788,556  $    311,877
     Accumulation units outstanding                   70,100       26,458       98,647        83,262       58,865        68,594
     Unit value of accumulation units           $      11.86  $     10.46  $      6.72  $       8.59  $     13.40  $       4.55

Contracts with total expenses of 1.95% (5):
     Net Assets                                 $          -  $         -  $         -  $          -  $         -  $          -
     Accumulation units outstanding                        -            -            -             -            -             -
     Unit value of accumulation units           $          -  $         -  $         -  $          -  $         -  $          -

Contracts with total expenses of 1.95% (6):
     Net Assets                                 $  1,486,477  $   174,396  $   190,083  $    414,233  $   212,409  $     52,293
     Accumulation units outstanding                  128,716       16,747       29,007        47,050       16,250        13,012
     Unit value of accumulation units           $      11.55  $     10.41  $      6.55  $       8.80  $     13.07  $       4.02

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (Continued)

                                                            Allocation
                                                Allocation   Moderate   Allocation   Allocation    Strategic
                                                 Moderate     Growth       Growth     Balanced    Fixed Income
                                                 Portfolio  Portfolio    Portfolio    Portfolio    Portfolio
                                                 (Class 3)  (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                                ----------  ----------  -----------  -----------  ------------
Assets:
     Investments in Seasons Series Trust,
        at net asset value                      $7,281,008  $7,643,666  $ 7,836,171  $ 8,818,023  $  2,620,058

     Receivable from AIG SunAmerica Life
      Assurance Company                          1,500,676           0            0            0             0
                                                ----------  ----------  -----------  -----------  ------------

Total Assets:                                   $8,781,684  $7,643,666  $ 7,836,171  $ 8,818,023  $  2,620,058

Liabilities:
     Payable to AIG SunAmerica Life Assurance
      Company                                            0     384,895      242,166      838,757             0
                                                ----------  ----------  -----------  -----------  ------------

Net Assets                                      $8,781,684  $7,258,771  $ 7,594,005  $ 7,979,266  $  2,620,058
                                                ==========  ==========  ===========  ===========  ============

     Accumulation units                          8,781,684   7,258,771    7,594,005    7,979,266     2,620,058

     Contracts in payout (annuitization)
      period                                             0           0            0            0             0
                                                ----------  ----------  -----------  -----------  ------------

          Total net assets                      $8,781,684  $7,258,771  $ 7,594,005  $ 7,979,266  $  2,620,058
                                                ==========  ==========  ===========  ===========  ============

Accumulation units outstanding                     906,466     753,392      793,312      818,684       271,085
                                                ==========  ==========  ===========  ===========  ============

Contracts with total expenses of 1.40%:
     Net Assets                                 $2,715,124  $2,886,537  $ 2,348,081  $ 4,095,126  $    454,730
     Accumulation units outstanding                280,165     299,510      245,215      420,059        47,005
     Unit value of accumulation units           $     9.69  $     9.64  $      9.58  $      9.75  $       9.67

Contracts with total expenses of 1.52%:
     Net Assets                                 $        -  $        -  $         -  $         -  $          -
     Accumulation units outstanding                      -           -            -            -             -
     Unit value of accumulation units           $        -  $        -  $         -  $         -  $          -

Contracts with total expenses of 1.55% (1):
     Net Assets                                 $1,087,831  $1,220,323  $ 1,429,603  $ 1,164,522  $    195,093
     Accumulation units outstanding                112,284     126,662      149,344      119,488        20,181
     Unit value of accumulation units           $     9.69  $     9.63  $      9.57  $      9.75  $       9.67

Contracts with total expenses of 1.55% (2):
     Net Assets                                 $1,176,533  $1,433,126  $ 1,857,861  $ 1,446,301  $    490,808
     Accumulation units outstanding                121,439     148,749      194,081      148,400        50,774
     Unit value of accumulation units           $     9.69  $     9.63  $      9.57  $      9.75  $       9.67

Contracts with total expenses of 1.65%:
     Net Assets                                 $1,334,781  $  183,753  $   355,286  $     6,054  $    679,090
     Accumulation units outstanding                137,803      19,076       37,123          621        70,283
     Unit value of accumulation units           $     9.69  $     9.63  $      9.57  $      9.74  $       9.66

Contracts with total expenses of 1.70% (3):
     Net Assets                                 $1,880,583  $  771,584  $ 1,117,129  $   369,270  $     24,201
     Accumulation units outstanding                194,172      80,110      116,738       37,902         2,506
     Unit value of accumulation units           $     9.69  $     9.63  $      9.57  $      9.74  $       9.66

Contracts with total expenses of 1.70% (4):
     Net Assets                                 $  176,967  $  228,349  $       239  $     5,166  $    308,055
     Accumulation units outstanding                 18,272      23,709           25          530        31,865
     Unit value of accumulation units           $     9.69  $     9.63  $      9.57  $      9.74  $       9.67

Contracts with total expenses of 1.80%:
     Net Assets                                 $  289,791  $  301,432  $   188,746  $    75,465  $    122,284
     Accumulation units outstanding                 29,927      31,303       19,728        7,747        12,661
     Unit value of accumulation units           $     9.68  $     9.63  $      9.57  $      9.74  $       9.66

Contracts with total expenses of 1.95% (5):
     Net Assets                                 $   28,544  $   81,836  $   296,859  $   196,740  $    195,688
     Accumulation units outstanding                  2,949       8,501       31,037       20,204        20,263
     Unit value of accumulation units           $     9.68  $     9.63  $      9.56  $      9.74  $       9.66

Contracts with total expenses of 1.95% (6):
     Net Assets                                 $   91,530  $  151,831  $       201  $   620,622  $    150,109
     Accumulation units outstanding                  9,455      15,772           21       63,733        15,547
     Unit value of accumulation units           $     9.68  $     9.63  $      9.56  $      9.74  $       9.65

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 APRIL 30, 2005

                                                                               Net Asset Value   Net Asset
Variable Accounts                                                    Shares       Per Share        value         Cost
-----------------------------------------------------------------  ----------  ---------------  ------------  ------------
SEASONS SERIES TRUST:
     Growth Strategy (Class 1):
         Multi-Managed Growth Portfolio (Class 1)                   4,233,194      $ 11.45      $ 48,486,137  $ 61,274,886
         Asset Allocation: Diversified Growth Portfolio (Class 1)   2,170,543        11.14        24,176,897    27,000,345
         Stock Portfolio (Class 1)                                  1,599,621        15.07        24,101,836    25,679,775
                                                                                                ------------  ------------
                                                                                                  96,764,870   113,955,006
                                                                                                ------------  ------------
     Moderate Growth Strategy (Class 1):
         Multi-Managed Moderate Growth Portfolio (Class 1)          4,949,755        11.82        58,495,928    66,758,613
         Asset Allocation: Diversified Growth Portfolio (Class 1)   2,365,809        11.14        26,351,897    28,495,868
         Stock Portfolio (Class 1)                                  1,394,837        15.07        21,016,295    20,929,978
                                                                                                ------------  ------------
                                                                                                 105,864,120   116,184,459
                                                                                                ------------  ------------
     Balanced Growth Strategy (Class 1):
         Multi-Managed Income/Equity Portfolio (Class 1)            3,860,872        12.04        46,489,100    46,940,908
         Asset Allocation: Diversified Growth Portfolio (Class 1)   1,851,854        11.14        20,627,141    20,597,839
         Stock Portfolio (Class 1)                                  1,091,819        15.07        16,450,672    15,175,306
                                                                                                ------------  ------------
                                                                                                  83,566,913    82,714,053
                                                                                                ------------  ------------
     Conservative Growth Strategy (Class 1):
         Multi-Managed Income Portfolio (Class 1)                   3,182,857        12.14        38,633,412    37,089,971
         Asset Allocation: Diversified Growth Portfolio (Class 1)   1,402,976        11.14        15,627,244    14,309,344
         Stock Portfolio (Class 1)                                    620,392        15.07         9,347,577     8,032,455
                                                                                                ------------  ------------
                                                                                                  63,608,233    59,431,770
                                                                                                ------------  ------------
     Large Cap Growth Portfolio (Class 1)                           1,600,184         8.17        13,076,343    16,840,384
     Large Cap Composite Portfolio (Class 1)                          463,105         9.35         4,328,593     4,589,154
     Large Cap Value Portfolio (Class 1)                            1,222,979        11.45        14,000,876    12,839,797
     Mid Cap Growth Portfolio (Class 1)                             1,120,799        11.66        13,073,202    14,108,859
     Mid Cap Value Portfolio (Class 1)                                895,988        17.03        15,254,845    11,751,741
     Small Cap Portfolio (Class 1)                                  1,059,047         8.59         9,092,797     9,895,277
     International Equity Portfolio (Class 1)                       1,036,081         8.33         8,630,369     9,781,498
     Diversified Fixed Income Portfolio (Class 1)                   1,105,415        10.80        11,941,602    11,420,130
     Cash Management Portfolio (Class 1)                              393,274        10.88         4,277,354     4,257,937
     Focus Growth Portfolio (Class 1)                                 848,169         7.44         6,310,171     6,514,447

     Growth Strategy (Class 2):
         Multi-Managed Growth Portfolio (Class 2)                   6,687,725        11.43        76,452,451    72,430,893
         Asset Allocation: Diversified Growth Portfolio (Class 2)   3,428,584        11.12        38,123,639    37,671,972
         Stock Portfolio (Class 2)                                  2,538,479        14.97        38,008,754    37,136,865
                                                                                                ------------  ------------
                                                                                                 152,584,844   147,239,730
                                                                                                ------------  ------------
     Moderate Growth Strategy (Class 2):
         Multi-Managed Moderate Growth Portfolio (Class 2)         13,921,959        11.79       164,156,706   158,382,953
         Asset Allocation: Diversified Growth Portfolio (Class 2)   6,651,501        11.12        73,960,382    71,633,730
         Stock Portfolio (Class 2)                                  3,939,548        14.97        58,987,027    56,312,322
                                                                                                ------------  ------------
                                                                                                 297,104,115   286,329,005
                                                                                                ------------  ------------
     Balanced Growth Strategy (Class 2):
         Multi-Managed Income/Equity Portfolio (Class 2)           12,422,339        12.02       149,271,319   143,813,733
         Asset Allocation: Diversified Growth Portfolio (Class 2)   5,956,850        11.12        66,236,314    63,085,729
         Stock Portfolio (Class 2)                                  3,528,092        14.97        52,826,275    49,346,193
                                                                                                ------------  ------------
                                                                                                 268,333,908   256,245,655
                                                                                                ------------  ------------
     Conservative Growth Strategy (Class 2):
         Multi-Managed Income Portfolio (Class 2)                   9,600,704        12.11       116,304,411   115,496,121
         Asset Allocation: Diversified Growth Portfolio (Class 2)   4,233,365        11.12        47,072,278    44,967,132
         Stock Portfolio (Class 2)                                  1,880,631        14.97        28,158,765    26,141,629
                                                                                                ------------  ------------
                                                                                                 191,535,454   186,604,882
                                                                                                ------------  ------------
     Large Cap Growth Portfolio (Class 2)                           9,293,322         8.12        75,431,698    71,008,761
     Large Cap Composite Portfolio (Class 2)                        3,044,174         9.33        28,390,627    25,965,807
     Large Cap Value Portfolio (Class 2)                            9,388,137        11.42       107,244,514    95,617,019
     Mid Cap Growth Portfolio (Class 2)                             6,169,393        11.58        71,468,422    63,236,350
     Mid Cap Value Portfolio (Class 2)                              6,524,529        16.98       110,814,485    90,558,388
     Small Cap Portfolio (Class 2)                                  7,362,469         8.53        62,783,384    59,483,674
     International Equity Portfolio (Class 2)                      10,231,406         8.32        85,111,831    75,008,318
     Diversified Fixed Income Portfolio (Class 2)                  11,542,301        10.78       124,451,319   121,294,496
     Cash Management Portfolio (Class 2)                            5,019,322        10.86        54,495,028    54,247,603
     Focus Growth Portfolio (Class 2)                               8,718,130         7.39        64,423,382    60,799,873
     Focus Growth & Income Portfolio (Class 2)                      5,051,009         9.25        46,705,858    41,878,735
     Focus Value Portfolio (Class 2)                                4,772,971        13.37        63,830,283    56,087,840
     Focus TechNet Portfolio (Class 2)                              5,445,154         4.88        26,595,288    24,956,308

     Growth Strategy (Class 3):
         Multi-Managed Growth Portfolio (Class 3)                   1,638,319        11.42        18,707,101    18,000,117
         Asset Allocation: Diversified Growth Portfolio (Class 3)     840,238        11.10         9,330,746     9,758,304
         Stock Portfolio (Class 3)                                    622,839        14.94         9,302,307     9,789,546
                                                                                                ------------  ------------
                                                                                                  37,340,154    37,547,967
                                                                                                ------------  ------------
     Moderate Growth Strategy (Class 3):
         Multi-Managed Moderate Growth Portfolio (Class 3)          3,851,947        11.78        45,368,593    44,085,309
         Asset Allocation: Diversified Growth Portfolio (Class 3)   1,841,308        11.10        20,447,511    20,607,329
         Stock Portfolio (Class 3)                                  1,091,990        14.94        16,309,232    16,677,643
                                                                                                ------------  ------------
                                                                                                  82,125,336    81,370,281
                                                                                                ------------  ------------
     Balanced Growth Strategy (Class 3):
         Multi-Managed Income/Equity Portfolio (Class 3)            3,551,964        12.00        42,630,751    41,636,370
         Asset Allocation: Diversified Growth Portfolio (Class 3)   1,704,399        11.10        18,927,159    19,925,629
         Stock Portfolio (Class 3)                                  1,010,728        14.94        15,095,548    15,999,370
                                                                                                ------------  ------------
                                                                                                  76,653,458    77,561,369
                                                                                                ------------  ------------
     Conservative Growth Strategy (Class 3):
         Multi-Managed Income Portfolio (Class 3)                   2,242,330        12.10        27,135,110    26,781,147
         Asset Allocation: Diversified Growth Portfolio (Class 3)     989,910        11.10        10,992,838    12,190,109
         Stock Portfolio (Class 3)                                    440,372        14.94         6,577,097     7,312,625
                                                                                                ------------  ------------
                                                                                                  44,705,045    46,283,881
                                                                                                ------------  ------------
     Large Cap Growth Portfolio (Class 3)                           3,029,329         8.09        24,521,219    23,960,475
     Large Cap Composite Portfolio (Class 3)                          789,982         9.31         7,357,615     7,181,075
     Large Cap Value Portfolio (Class 3)                            2,460,560        11.41        28,080,226    27,092,228
     Mid Cap Growth Portfolio (Class 3)                             2,078,005        11.55        24,007,901    24,019,699
     Mid Cap Value Portfolio (Class 3)                              1,713,184        16.96        29,054,970    27,443,992
     Small Cap Portfolio (Class 3)                                  2,749,124         8.50        23,377,830    23,769,948
     International Equity Portfolio (Class 3)                       2,843,847         8.31        23,626,162    22,386,226
     Diversified Fixed Income Portfolio (Class 3)                   2,944,421        10.76        31,684,920    31,715,154
     Cash Management Portfolio (Class 3)                            1,124,447        10.85        12,194,941    12,138,004
     Focus Growth Portfolio (Class 3)                               2,876,091         7.37        21,200,125    21,643,661
     Focus Growth & Income Portfolio (Class 3)                      2,376,973         9.22        21,925,296    21,622,811
     Focus Value Portfolio (Class 3)                                1,541,907        13.35        20,591,059    20,267,069
     Focus TechNet Portfolio (Class 3)                              2,310,916         4.87        11,262,544    11,575,422
     Allocation Moderate Portfolio (Class 3)                          749,119         9.72         7,281,008     7,391,628
     Allocation Moderate Growth Portfolio (Class 3)                   790,812         9.67         7,643,666     7,778,751
     Allocation Growth Portfolio (Class 3)                            815,975         9.60         7,836,171     8,053,121
     Allocation Balanced Portfolio (Class 3)                          901,884         9.78         8,818,023     8,891,625
     Strategic Fixed Income Portfolio (Class 3)                       270,085         9.70         2,620,058     2,643,855

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005

                                                        Moderate      Balanced    Conservative    Large Cap    Large Cap
                                           Growth        Growth        Growth        Growth        Growth      Composite
                                          Strategy      Strategy      Strategy      Strategy      Portfolio    Portfolio
                                          (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)    (Class 1)
                                        ------------  ------------  ------------  ------------  ------------  ------------
Investment income:
     Dividends                          $   624,477   $ 1,017,992   $ 1,242,942   $ 1,241,673   $         0   $    10,837
                                        -----------   -----------   -----------   -----------   -----------   -----------
         Total investment income            624,477     1,017,992     1,242,942     1,241,673             0        10,837
                                        -----------   -----------   -----------   -----------   -----------   -----------
Expenses:
     Mortality and expense risk charge   (1,365,963)   (1,463,216)   (1,150,148)     (863,901)     (178,337)      (61,961)
     Distribution expense charge           (163,593)     (175,222)     (137,700)     (103,424)      (21,266)       (7,420)
                                        -----------   -----------   -----------   -----------   -----------   -----------
         Total expenses                  (1,529,556)   (1,638,438)   (1,287,848)     (967,325)     (199,603)      (69,381)
                                        -----------   -----------   -----------   -----------   -----------   -----------

Net investment income (loss)               (905,079)     (620,446)      (44,906)      274,348      (199,603)      (58,544)
                                        -----------   -----------   -----------   -----------   -----------   -----------
Net realized gains (losses) from
securities transactions:
     Proceeds from shares sold           29,981,895    30,678,305    24,208,855    18,030,436     3,959,625     2,455,839
     Cost of shares sold                (34,337,710)  (33,458,757)  (24,649,649)  (17,883,134)   (5,232,076)   (2,780,848)
                                        -----------   -----------   -----------   -----------   -----------   -----------
Net realized gains (losses) from
 securities transactions                 (4,355,815)   (2,780,452)     (440,794)      147,302    (1,272,451)     (325,009)
Realized gain distributions                       0             0             0             0             0             0
                                        -----------   -----------   -----------   -----------   -----------   -----------

Net realized gains (losses)              (4,355,815)   (2,780,452)     (440,794)      147,302    (1,272,451)     (325,009)
                                        -----------   -----------   -----------   -----------   -----------   -----------
Net unrealized appreciation
 (depreciation) of investments:
     Beginning of period                (28,147,414)  (19,121,741)   (4,010,737)    1,604,570    (5,781,202)     (728,030)
     End of period                      (17,190,136)  (10,320,339)      852,860     4,176,463    (3,764,041)     (260,561)
                                        -----------   -----------   -----------   -----------   -----------   -----------
Change in net unrealized appreciation
    (depreciation) of investments        10,957,278     8,801,402     4,863,597     2,571,893     2,017,161       467,469
                                        -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets from
 operations                             $ 5,696,384   $ 5,400,504   $ 4,377,897   $ 2,993,543   $   545,107   $    83,916
                                        ===========   ===========   ===========   ===========   ===========   ===========

                                         Large Cap      Mid Cap
                                           Value        Growth
                                         Portfolio     Portfolio
                                         (Class 1)     (Class 1)
                                        ------------  ------------
Investment income:
     Dividends                          $   112,710   $         0
                                        -----------   -----------
         Total investment income            112,710             0
                                        -----------   -----------
Expenses:
     Mortality and expense risk charge     (179,324)     (181,667)
     Distribution expense charge            (21,447)      (21,667)
                                        -----------   -----------
         Total expenses                    (200,771)     (203,334)
                                        -----------   -----------

Net investment income (loss)                (88,061)     (203,334)
                                        -----------   -----------
Net realized gains (losses) from
securities transactions:
     Proceeds from shares sold            2,889,378     4,523,100
     Cost of shares sold                 (2,680,427)   (4,809,922)
                                        -----------   -----------
Net realized gains (losses) from
 securities transactions                    208,951      (286,822)
Realized gain distributions                       0             0
                                        -----------   -----------

Net realized gains (losses)                 208,951      (286,822)
                                        -----------   -----------
Net unrealized appreciation
 (depreciation) of investments:
     Beginning of period                    226,887    (1,755,385)
     End of period                        1,161,079    (1,035,657)
                                        -----------   -----------
Change in net unrealized appreciation
    (depreciation) of investments           934,192       719,728
                                        -----------   -----------
Increase (decrease) in net assets from
 operations                             $ 1,055,082   $   229,572
                                        ===========   ===========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                           Mid Cap                  International  Diversified      Cash          Focus
                                            Value      Small Cap       Equity      Fixed Income   Management      Growth
                                          Portfolio    Portfolio      Portfolio     Portfolio     Portfolio     Portfolio
                                          (Class 1)    (Class 1)      (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                        ------------  ------------  -------------  ------------  ------------  ------------
Investment income:
     Dividends                          $    63,098   $         0   $     99,268   $   376,885   $     9,810   $         0
                                        -----------   -----------   ------------   -----------   -----------   -----------
         Total investment income             63,098             0         99,268       376,885         9,810             0
                                        -----------   -----------   ------------   -----------   -----------   -----------
Expenses:
     Mortality and expense risk charge     (184,611)     (136,222)      (101,000)     (157,041)      (46,769)      (88,810)
     Distribution expense charge            (22,057)      (16,264)       (12,073)      (18,754)       (5,606)      (10,620)
                                        -----------   -----------   ------------   -----------   -----------   -----------
         Total expenses                    (206,668)     (152,486)      (113,073)     (175,795)      (52,375)      (99,430)
                                        -----------   -----------   ------------   -----------   -----------   -----------

Net investment income (loss)               (143,570)     (152,486)       (13,805)      201,090       (42,565)      (99,430)
                                        -----------   -----------   ------------   -----------   -----------   -----------
Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold            3,307,048     5,449,471      1,249,425     4,292,372     5,876,212     2,025,898
     Cost of shares sold                 (2,581,005)   (5,820,716)    (1,490,112)   (4,085,318)   (5,868,030)   (2,089,428)
                                        -----------   -----------   ------------   -----------   -----------   -----------
Net realized gains (losses) from
  securities transactions                   726,043      (371,245)      (240,687)      207,054         8,182       (63,530)
Realized gain distributions                 271,615             0              0         5,945             0             0
                                        -----------   -----------   ------------   -----------   -----------   -----------

Net realized gains (losses)                 997,658      (371,245)      (240,687)      212,999         8,182       (63,530)
                                        -----------   -----------   ------------   -----------   -----------   -----------
Net unrealized appreciation
 (depreciation) of investments:
     Beginning of period                  2,364,952    (1,510,522)    (2,162,518)      531,281        (5,671)      (24,269)
     End of period                        3,503,104      (802,480)    (1,151,129)      521,472        19,417      (204,276)
                                        -----------   -----------   ------------   -----------   -----------   -----------
Change in net unrealized appreciation
    (depreciation) of investments         1,138,152       708,042      1,011,389        (9,809)       25,088      (180,007)
                                        -----------   -----------   ------------   -----------   -----------   -----------
Increase (decrease) in net assets from
 operations                             $ 1,992,240   $   184,311   $    756,897   $   404,280   $    (9,295)  $  (342,967)
                                        ===========   ===========   ============   ===========   ===========   ===========

                                                         Moderate
                                            Growth        Growth
                                           Strategy      Strategy
                                          (Class 2)      (Class 2)
                                        -------------  -------------
Investment income:
     Dividends                          $    737,135   $  2,320,388
                                        ------------   ------------
         Total investment income             737,135      2,320,388
                                        ------------   ------------
Expenses:
     Mortality and expense risk charge    (2,222,542)    (4,235,225)
     Distribution expense charge            (233,315)      (444,776)
                                        ------------   ------------
         Total expenses                   (2,455,857)    (4,680,001)
                                        ------------   ------------

Net investment income (loss)              (1,718,722)    (2,359,613)
                                        ------------   ------------
Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold            30,193,892     45,004,534
     Cost of shares sold                 (27,064,839)   (39,009,947)
                                        ------------   ------------
Net realized gains (losses) from
  securities transactions                  3,129,053      5,994,587
Realized gain distributions                        0              0
                                        ------------   ------------

Net realized gains (losses)                3,129,053      5,994,587
                                        ------------   ------------
Net unrealized appreciation
 (depreciation) of investments:
     Beginning of period                    (428,168)     2,095,261
     End of period                         5,345,114     10,775,110
                                        ------------   ------------
Change in net unrealized appreciation
    (depreciation) of investments          5,773,282      8,679,849
                                        ------------   ------------
Increase (decrease) in net assets from
 operations                             $  7,183,613   $ 12,314,823
                                        ============   ============

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                          Balanced     Conservative     Large Cap     Large Cap      Large Cap       Mid Cap
                                           Growth         Growth         Growth       Composite        Value         Growth
                                          Strategy       Strategy       Portfolio     Portfolio      Portfolio      Portfolio
                                         (Class 2)       (Class 2)      (Class 2)     (Class 2)      (Class 2)      (Class 2)
                                        -------------  -------------  -------------  ------------  -------------  -------------
Investment income:
     Dividends                          $  3,433,402   $  3,265,999   $          0   $    29,561   $    702,709   $          0
                                        ------------   ------------   ------------   -----------   ------------   ------------
         Total investment income           3,433,402      3,265,999              0        29,561        702,709              0
                                        ------------   ------------   ------------   -----------   ------------   ------------
Expenses:
     Mortality and expense risk charge    (3,830,376)    (2,713,067)    (1,076,866)     (402,206)    (1,460,848)    (1,032,434)
     Distribution expense charge            (406,485)      (287,093)      (112,917)      (42,688)      (153,338)      (107,929)
                                        ------------   ------------   ------------   -----------   ------------   ------------
         Total expenses                   (4,236,861)    (3,000,160)    (1,189,783)     (444,894)    (1,614,186)    (1,140,363)
                                        ------------   ------------   ------------   -----------   ------------   ------------

Net investment income (loss)                (803,459)       265,839     (1,189,783)     (415,333)      (911,477)    (1,140,363)
                                        ------------   ------------   ------------   -----------   ------------   ------------
Net realized gains (losses) from
 securities transactions:
     Proceeds from shares sold            46,047,049     41,923,079     15,781,149     5,783,457     17,991,497     21,510,321
     Cost of shares sold                 (38,380,727)   (34,621,655)   (15,040,406)   (5,399,622)   (16,233,699)   (18,729,848)
                                        ------------   ------------   ------------   -----------   ------------   ------------
Net realized gains (losses) from
  securities transactions                  7,666,322      7,301,424        740,743       383,835      1,757,798      2,780,473
Realized gain distributions                        0              0              0             0              0              0
                                        ------------   ------------   ------------   -----------   ------------   ------------

Net realized gains (losses)                7,666,322      7,301,424        740,743       383,835      1,757,798      2,780,473
                                        ------------   ------------   ------------   -----------   ------------   ------------
Net unrealized appreciation
 (depreciation) of investments:
     Beginning of period                   7,210,635      4,920,171      1,537,968     1,408,176      5,606,047      9,277,253
     End of period                        12,088,253      4,930,572      4,422,937     2,424,820     11,627,495      8,232,072
                                        ------------   ------------   ------------   -----------   ------------   ------------
Change in net unrealized appreciation
    (depreciation) of investments          4,877,618         10,401      2,884,969     1,016,644      6,021,448     (1,045,181)
                                        ------------   ------------   ------------   -----------   ------------   ------------
Increase (decrease) in net assets from
  operations                            $ 11,740,481   $  7,577,664   $  2,435,929   $   985,146   $  6,867,769   $    594,929
                                        ============   ============   ============   ===========   ============   ============

                                          Mid Cap
                                           Value         Small Cap
                                         Portfolio       Portfolio
                                         (Class 2)       (Class 2)
                                        -------------  -------------
Investment income:
     Dividends                          $    329,747   $          0
                                        ------------   ------------
         Total investment income             329,747              0
                                        ------------   ------------
Expenses:
     Mortality and expense risk charge    (1,467,576)      (898,926)
     Distribution expense charge            (153,883)       (94,352)
                                        ------------   ------------
         Total expenses                   (1,621,459)      (993,278)
                                        ------------   ------------

Net investment income (loss)              (1,291,712)      (993,278)
                                        ------------   ------------
Net realized gains (losses) from
 securities transactions:
     Proceeds from shares sold            24,279,127     20,565,875
     Cost of shares sold                 (19,786,537)   (19,067,718)
                                        ------------   ------------
Net realized gains (losses) from
  securities transactions                  4,492,590      1,498,157
Realized gain distributions                1,985,785              0
                                        ------------   ------------

Net realized gains (losses)                6,478,375      1,498,157
                                        ------------   ------------
Net unrealized appreciation
 (depreciation) of investments:
     Beginning of period                  12,223,774      4,247,359
     End of period                        20,256,097      3,299,710
                                        ------------   ------------
Change in net unrealized appreciation
    (depreciation) of investments          8,032,323       (947,649)
                                        ------------   ------------
Increase (decrease) in net assets from
  operations                            $ 13,218,986   $   (442,770)
                                        ============   ============

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                         International   Diversified        Cash          Focus       Focus Growth       Focus
                                             Equity      Fixed Income    Management      Growth        and Income        Value
                                           Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                           (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                         -------------   ------------   ------------   ------------   ------------   ------------
Investment income:
     Dividends                           $     783,465   $  3,744,673   $     89,108   $          0   $          0   $    384,410
                                         -------------   ------------   ------------   ------------   ------------   ------------
         Total investment income               783,465      3,744,673         89,108              0              0        384,410
                                         -------------   ------------   ------------   ------------   ------------   ------------

Expenses:
     Mortality and expense risk charge        (984,461)    (1,805,031)      (756,610)      (937,224)      (673,450)      (799,431)
     Distribution expense charge              (104,416)      (190,897)       (80,704)       (99,283)       (71,301)       (85,111)
                                         -------------   ------------   ------------   ------------   ------------   ------------
         Total expenses                     (1,088,877)    (1,995,928)      (837,314)    (1,036,507)      (744,751)      (884,542)
                                         -------------   ------------   ------------   ------------   ------------   ------------

Net investment income (loss)                  (305,412)     1,748,745       (748,206)    (1,036,507)      (744,751)      (500,132)
                                         -------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses) from
   securities transactions:
     Proceeds from shares sold              11,806,550     42,680,696     63,623,199     16,678,793     14,656,264     12,948,180
     Cost of shares sold                   (10,632,746)   (41,502,087)   (63,612,446)   (15,529,249)   (13,302,771)   (11,156,071)
                                         -------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses) from
   securities transactions                   1,173,804      1,178,609         10,753      1,149,544      1,353,493      1,792,109
Realized gain distributions                          0         62,101              0              0              0      2,984,199
                                         -------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)                  1,173,804      1,240,710         10,753      1,149,544      1,353,493      4,776,308
                                         -------------   ------------   ------------   ------------   ------------   ------------
Net unrealized appreciation
   (depreciation) of investments:
     Beginning of period                     4,930,110      2,574,622       (164,717)     7,108,117      5,299,563      6,784,989
     End of period                          10,103,513      3,156,823        247,425      3,623,509      4,827,123      7,742,443
                                         -------------   ------------   ------------   ------------   ------------   ------------

Change in net unrealized appreciation
   (depreciation) of investments             5,173,403        582,201        412,142     (3,484,608)      (472,440)       957,454
                                         -------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets from
   operations                            $   6,041,795   $  3,571,656   $   (325,311)  $ (3,371,571)  $    136,302   $  5,233,630
                                         =============   ============   ============   ============   ============   ============

                                            Focus
                                           TechNet        Growth
                                          Portfolio      Strategy
                                          (Class 2)      (Class 3)
                                         ------------   ------------
Investment income:
     Dividends                           $          0   $    116,068
                                         ------------   ------------
         Total investment income                    0        116,068
                                         ------------   ------------

Expenses:
     Mortality and expense risk charge       (374,741)      (350,601)
     Distribution expense charge              (40,251)       (38,052)
                                         ------------   ------------
         Total expenses                      (414,992)      (388,653)
                                         ------------   ------------

Net investment income (loss)                 (414,992)      (272,585)
                                         ------------   ------------

Net realized gains (losses) from
   securities transactions:
     Proceeds from shares sold             20,405,188      3,875,905
     Cost of shares sold                  (18,647,134)    (2,574,569)
                                         ------------   ------------

Net realized gains (losses) from
   securities transactions                  1,758,054      1,301,336
Realized gain distributions                         0              0
                                         ------------   ------------

Net realized gains (losses)                 1,758,054      1,301,336
                                         ------------   ------------

Net unrealized appreciation
   (depreciation) of investments:
     Beginning of period                    4,863,449       (253,769)
     End of period                          1,638,980       (207,813)
                                         ------------   ------------

Change in net unrealized appreciation
   (depreciation) of investments           (3,224,469)        45,956
                                         ------------   ------------

Increase (decrease) in net assets from
   operations                            $ (1,881,407)  $  1,074,707
                                         ============   ============

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                         Moderate      Balanced     Conservative   Large Cap     Large Cap     Large Cap
                                          Growth        Growth         Growth       Growth       Composite       Value
                                         Strategy      Strategy       Strategy     Portfolio     Portfolio     Portfolio
                                         (Class 3)     (Class 3)      (Class 3)    (Class 3)     (Class 3)     (Class 3)
                                        -----------   -----------   ------------  -----------   -----------   -----------
Investment income:
     Dividends                          $   449,479   $   731,824   $    637,022  $         0   $       223   $   119,939
                                        -----------   -----------   ------------  -----------   -----------   -----------
         Total investment income            449,479       731,824        637,022            0           223       119,939
                                        -----------   -----------   ------------  -----------   -----------   -----------

Expenses:
     Mortality and expense risk charge     (774,701)     (758,466)      (464,816)    (225,671)      (75,133)     (251,831)
     Distribution expense charge            (84,625)      (79,944)       (50,173)     (24,670)       (8,286)      (27,370)
                                        -----------   -----------   ------------  -----------   -----------   -----------
         Total expenses                    (859,326)     (838,410)      (514,989)    (250,341)      (83,419)     (279,201)
                                        -----------   -----------   ------------  -----------   -----------   -----------

Net investment income (loss)               (409,847)     (106,586)       122,033     (250,341)      (83,196)     (159,262)
                                        -----------   -----------   ------------  -----------   -----------   -----------

Net realized gains (losses) from
   securities transactions:
     Proceeds from shares sold            4,181,328     8,010,373      8,517,167    3,404,393       929,370     2,411,401
     Cost of shares sold                 (2,850,939)   (5,230,183)    (6,056,284)  (3,324,022)     (894,421)   (2,316,911)
                                        -----------   -----------   ------------  -----------   -----------   -----------

Net realized gains (losses) from
   securities transactions                1,330,389     2,780,190      2,460,883       80,371        34,949        94,490
Realized gain distributions                       0             0              0            0             0             0
                                        -----------   -----------   ------------  -----------   -----------   -----------

Net realized gains (losses)               1,330,389     2,780,190      2,460,883       80,371        34,949        94,490
                                        -----------   -----------   ------------  -----------   -----------   -----------

Net unrealized appreciation
   (depreciation) of investments:
     Beginning of period                   (554,472)     (329,344)      (319,780)     (48,989)      (38,605)      (64,926)
     End of period                          755,055      (907,911)    (1,578,836)     560,744       176,540       987,998
                                        -----------   -----------   ------------  -----------   -----------   -----------

Change in net unrealized appreciation
   (depreciation) of investments          1,309,527      (578,567)    (1,259,056)     609,733       215,145     1,052,924
                                        -----------   -----------   ------------  -----------   -----------   -----------

Increase (decrease) in net assets from
   operations                           $ 2,230,069   $ 2,095,037   $  1,323,860  $   439,763   $   166,898   $   988,152
                                        ===========   ===========   ============  ===========   ===========   ===========

                                          Mid Cap       Mid Cap
                                          Growth         Value
                                         Portfolio     Portfolio
                                         (Class 3)     (Class 3)
                                        -----------   -----------
Investment income:
     Dividends                          $         0   $    44,512
                                        -----------   -----------
         Total investment income                  0        44,512
                                        -----------   -----------

Expenses:
     Mortality and expense risk charge     (229,499)     (258,804)
     Distribution expense charge            (25,050)      (28,225)
                                        -----------   -----------
         Total expenses                    (254,549)     (287,029)
                                        -----------   -----------

Net investment income (loss)               (254,549)     (242,517)
                                        -----------   -----------

Net realized gains (losses) from
   securities transactions:
     Proceeds from shares sold            2,250,596     3,062,435
     Cost of shares sold                 (2,207,013)   (2,842,701)
                                        -----------   -----------

Net realized gains (losses) from
   securities transactions                   43,583       219,734
Realized gain distributions                       0       396,770
                                        -----------   -----------

Net realized gains (losses)                  43,583       616,504
                                        -----------   -----------

Net unrealized appreciation
   (depreciation) of investments:
     Beginning of period                    (60,249)       27,316
     End of period                          (11,798)    1,610,978
                                        -----------   -----------

Change in net unrealized appreciation
   (depreciation) of investments             48,451     1,583,662
                                        -----------   -----------

Increase (decrease) in net assets from
   operations                           $  (162,515)  $ 1,957,649
                                        ===========   ===========

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                                      International   Diversified        Cash          Focus       Focus Growth
                                         Small Cap       Equity       Fixed Income    Management       Growth       and Income
                                         Portfolio      Portfolio      Portfolio       Portfolio      Portfolio     Portfolio
                                         (Class 3)      (Class 3)      (Class 3)       (Class 3)      (Class 3)     (Class 3)
                                        ------------  -------------   ------------   ------------   ------------   ------------
Investment income:
     Dividends                          $          0  $     167,650   $    656,317   $     10,463   $          0   $          0
                                        ------------  -------------   ------------   ------------   ------------   ------------
         Total investment income                   0        167,650        656,317         10,463              0              0
                                        ------------  -------------   ------------   ------------   ------------   ------------

Expenses:
     Mortality and expense risk charge      (217,059)      (198,370)      (283,677)      (157,697)      (218,671)      (231,301)
     Distribution expense charge             (23,895)       (21,801)       (30,497)       (17,657)       (24,178)       (25,047)
                                        ------------  -------------   ------------   ------------   ------------   ------------
         Total expenses                     (240,954)      (220,171)      (314,174)      (175,354)      (242,849)      (256,348)
                                        ------------  -------------   ------------   ------------   ------------   ------------

Net investment income (loss)                (240,954)       (52,521)       342,143       (164,891)      (242,849)      (256,348)
                                        ------------  -------------   ------------   ------------   ------------   ------------

Net realized gains (losses) from
   securities transactions:
     Proceeds from shares sold             3,568,803      1,815,253      9,023,160     24,846,507      2,644,098      2,919,763
     Cost of shares sold                  (3,563,330)    (1,729,408)    (9,081,344)   (24,808,029)    (2,720,171)    (2,888,772)
                                        ------------  -------------   ------------   ------------   ------------   ------------

Net realized gains (losses) from
   securities transactions                     5,473         85,845        (58,184)        38,478        (76,073)        30,991
Realized gain distributions                        0              0         11,271              0              0              0
                                        ------------  -------------   ------------   ------------   ------------   ------------

Net realized gains (losses)                    5,473         85,845        (46,913)        38,478        (76,073)        30,991
                                        ------------  -------------   ------------   ------------   ------------   ------------

Net unrealized appreciation
   (depreciation) of investments:
     Beginning of period                    (298,043)        (6,115)      (176,662)        (4,810)      (204,848)       (92,382)
     End of period                          (392,118)     1,239,936        (30,234)        56,937       (443,536)       302,485
                                        ------------  -------------   ------------   ------------   ------------   ------------

Change in net unrealized appreciation
   (depreciation) of investments             (94,075)     1,246,051        146,428         61,747       (238,688)       394,867
                                        ------------  -------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets from
   operations                           $   (329,556) $   1,279,375   $    441,658   $    (64,666)  $   (557,610)  $    169,510
                                        ============  =============   ============   ============   ============   ============

                                          Focus           Focus
                                          Value          TechNet
                                         Portfolio      Portfolio
                                         (Class 3)      (Class 3)
                                        ------------   ------------
Investment income:
     Dividends                          $     93,616   $          0
                                        ------------   ------------
         Total investment income              93,616              0
                                        ------------   ------------

Expenses:
     Mortality and expense risk charge      (192,164)      (114,807)
     Distribution expense charge             (21,072)       (12,823)
                                        ------------   ------------
         Total expenses                     (213,236)      (127,630)
                                        ------------   ------------

Net investment income (loss)                (119,620)      (127,630)
                                        ------------   ------------

Net realized gains (losses) from
   securities transactions:
     Proceeds from shares sold             2,610,100      2,611,563
     Cost of shares sold                  (2,526,375)    (2,610,177)
                                        ------------   ------------

Net realized gains (losses) from
   securities transactions                    83,725          1,386
Realized gain distributions                  845,879              0
                                        ------------   ------------

Net realized gains (losses)                  929,604          1,386
                                        ------------   ------------

Net unrealized appreciation
   (depreciation) of investments:
     Beginning of period                    (114,260)        30,447
     End of period                           323,990       (312,878)
                                        ------------   ------------

Change in net unrealized appreciation
   (depreciation) of investments             438,250       (343,325)
                                        ------------   ------------

Increase (decrease) in net assets from
   operations                           $  1,248,234   $   (469,569)
                                        ============   ============

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                                       Allocation
                                         Allocation     Moderate      Allocation     Allocation      Strategic
                                          Moderate       Growth         Growth        Balanced      Fixed Income
                                         Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                        (Class 3)(1)   (Class 3)(1)   (Class 3)(1)   (Class 3)(1)   (Class 3)(1)
                                        ------------   ------------   ------------   ------------   ------------
Investment income:
     Dividends                          $          0   $          0   $          0   $          0   $          0
                                        ------------   ------------   ------------   ------------   ------------
         Total investment income                   0              0              0              0              0
                                        ------------   ------------   ------------   ------------   ------------

Expenses:
     Mortality and expense risk charge        (9,838)        (8,331)        (9,008)       (11,423)        (3,007)
     Distribution expense charge              (1,025)          (896)          (958)        (1,262)          (303)
                                        ------------   ------------   ------------   ------------   ------------
         Total expenses                      (10,863)        (9,227)        (9,966)       (12,685)        (3,310)
                                        ------------   ------------   ------------   ------------   ------------

Net investment income (loss)                 (10,863)        (9,227)        (9,966)       (12,685)        (3,310)
                                        ------------   ------------   ------------   ------------   ------------

Net realized gains (losses) from
   securities transactions:
     Proceeds from shares sold               168,481        247,699      1,417,027        381,855         28,984
     Cost of shares sold                    (171,690)      (249,170)    (1,439,958)      (384,820)       (29,222)
                                        ------------   ------------   ------------   ------------   ------------

Net realized gains (losses) from
   securities transactions                    (3,209)        (1,471)       (22,931)        (2,965)          (238)
Realized gain distributions                        0              0              0              0              0
                                        ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)                   (3,209)        (1,471)       (22,931)        (2,965)          (238)
                                        ------------   ------------   ------------   ------------   ------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                           0              0              0              0              0
     End of period                          (110,620)      (135,085)      (216,950)       (73,602)       (23,797)
                                        ------------   ------------   ------------   ------------   ------------

Change in net unrealized appreciation
  (depreciation) of investments             (110,620)      (135,085)      (216,950)       (73,602)       (23,797)
                                        ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets from
   operations                           $   (124,692)  $   (145,783)  $   (249,847)  $    (89,252)  $    (27,345)
                                        ============   ============   ============   ============   ============

(1) For the period from February 14, 2005 (inception) to April 30, 2005.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005

                                                             Moderate       Balanced     Conservative    Large Cap      Large Cap
                                               Growth         Growth         Growth         Growth         Growth       Composite
                                              Strategy       Strategy       Strategy       Strategy      Portfolio      Portfolio
                                             (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                $   (905,079)  $   (620,446)  $    (44,906)  $    274,348   $   (199,603)  $    (58,544)
    Net realized gains (losses)
       from securities transactions           (4,355,815)    (2,780,452)      (440,794)       147,302     (1,272,451)      (325,009)
    Change in net unrealized appreciation
       (depreciation) of investments          10,957,278      8,801,402      4,863,597      2,571,893      2,017,161        467,469
                                            ------------   ------------   ------------   ------------   ------------   ------------
    Increase (decrease) in net assets
     from operations                           5,696,384      5,400,504      4,377,897      2,993,543        545,107         83,916
                                            ------------   ------------   ------------   ------------   ------------   ------------

From capital transactions
       Net proceeds from units sold              623,656         55,129        216,427        142,399         47,094         31,238
       Cost of units redeemed                (20,735,773)   (22,413,148)   (18,143,390)   (11,870,088)    (1,380,300)      (460,587)
       Annuity benefit payments                 (202,077)      (227,176)       (97,160)      (186,701)       (10,841)        (8,086)
       Net transfers                          (4,835,249)    (2,051,673)        33,075       (250,739)      (921,370)      (214,376)
       Contract maintenance charge               (73,182)       (60,155)       (42,024)       (27,301)        (5,340)        (1,825)
                                            ------------   ------------   ------------   ------------   ------------   ------------
    Increase (decrease) in net assets
     from capital transactions               (25,222,625)   (24,697,023)   (18,033,072)   (12,192,430)    (2,270,757)      (653,636)
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets            (19,526,241)   (19,296,519)   (13,655,175)    (9,198,887)    (1,725,650)      (569,720)
Net assets at beginning of period            116,291,111    125,160,639     97,222,088     72,807,120     14,801,993      4,898,313
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period                 $ 96,764,870   $105,864,120   $ 83,566,913   $ 63,608,233   $ 13,076,343   $  4,328,593
                                            ============   ============   ============   ============   ============   ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                    39,671          2,871         11,511          9,843          5,556          3,331
    Units redeemed                            (1,282,557)    (1,466,086)    (1,194,201)      (814,686)      (140,447)       (49,294)
    Units transferred                           (285,866)      (140,734)          (509)       (16,741)       (89,344)       (35,311)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding      (1,528,752)    (1,603,949)    (1,183,199)      (821,584)      (224,235)       (81,274)
Beginning units                                7,591,901      8,282,850      6,556,652      4,977,245      1,685,980        540,273
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                   6,063,149      6,678,901      5,373,453      4,155,661      1,461,745        458,999
                                            ============   ============   ============   ============   ============   ============
Contracts with total expenses of 1.52% :
    Units sold                                       671            678          3,052              0              0              0
    Units redeemed                               (67,860)       (15,338)       (28,319)        (6,405)       (28,796)        (2,490)
    Units transferred                            (22,736)         2,077          3,915           (274)       (20,706)          (575)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding         (89,925)       (12,583)       (21,352)        (6,679)       (49,502)        (3,065)
Beginning units                                  180,815        173,100        162,774        116,512        146,171         13,893
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                      90,890        160,517        141,422        109,833         96,669         10,828
                                            ============   ============   ============   ============   ============   ============
Contracts with total expenses of 1.55% (1):
    Units sold                                         -              -              -              -              -              -
    Units redeemed                                     -              -              -              -              -              -
    Units transferred                                  -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding               -              -              -              -              -              -
Beginning units                                        -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                           -              -              -              -              -              -
                                            ============   ============   ============   ============   ============   ============
Contracts with total expenses of 1.55% (2):
    Units sold                                         -              -              -              -              -              -
    Units redeemed                                     -              -              -              -              -              -
    Units transferred                                  -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding               -              -              -              -              -              -
Beginning units                                        -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                           -              -              -              -              -              -
                                            ============   ============   ============   ============   ============   ============
Contracts with total expenses of 1.65% :
    Units sold                                         -              -              -              -              -              -
    Units redeemed                                     -              -              -              -              -              -
    Units transferred                                  -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding               -              -              -              -              -              -
Beginning units                                        -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                           -              -              -              -              -              -
                                            ============   ============   ============   ============   ============   ============
Contracts with total expenses of 1.70% (3):
    Units sold                                         -              -              -              -              -              -
    Units redeemed                                     -              -              -              -              -              -
    Units transferred                                  -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding               -              -              -              -              -              -
Beginning units                                        -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                           -              -              -              -              -              -
                                            ============   ============   ============   ============   ============   ============
Contracts with total expenses of 1.70% (4):
    Units sold                                         -              -              -              -              -              -
    Units redeemed                                     -              -              -              -              -              -
    Units transferred                                  -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding               -              -              -              -              -              -
Beginning units                                        -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                           -              -              -              -              -              -
                                            ============   ============   ============   ============   ============   ============
Contracts With Total Expenses of 1.80% :
    Units sold                                         -              -              -              -              -              -
    Units redeemed                                     -              -              -              -              -              -
    Units transferred                                  -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding               -              -              -              -              -              -
Beginning units                                        -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                           -              -              -              -              -              -
                                            ============   ============   ============   ============   ============   ============
Contracts with total expenses of 1.95% (5):
    Units sold                                         -              -              -              -              -              -
    Units redeemed                                     -              -              -              -              -              -
    Units transferred                                  -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding               -              -              -              -              -              -
Beginning units                                        -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                           -              -              -              -              -              -
                                            ============   ============   ============   ============   ============   ============
Contracts with total expenses of 1.95% (6):
    Units sold                                         -              -              -              -              -              -
    Units redeemed                                     -              -              -              -              -              -
    Units transferred                                  -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding               -              -              -              -              -              -
Beginning units                                        -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                           -              -              -              -              -              -
                                            ============   ============   ============   ============   ============   ============

---------------------
(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                              Large Cap       Mid Cap        Mid Cap                    International  Diversified
                                                Value          Growth         Value        Small Cap       Equity      Fixed Income
                                              Portfolio      Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                              (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)     (Class 1)
                                             ------------   ------------   ------------   ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                 $    (88,061)  $   (203,334)  $   (143,570)  $   (152,486)  $    (13,805) $    201,090
    Net realized gains (losses) from
      securities transactions                     208,951       (286,822)       997,658       (371,245)      (240,687)      212,999
    Change in net unrealized appreciation
       (depreciation) of investments              934,192        719,728      1,138,152        708,042      1,011,389        (9,809)
                                             ------------   ------------   ------------   ------------   ------------  ------------
    Increase (decrease) in net assets from
       operations                               1,055,082        229,572      1,992,240        184,311        756,897       404,280
                                             ------------   ------------   ------------   ------------   ------------  ------------

From capital transactions
       Net proceeds from units sold                57,361         85,237         86,786         52,471         26,779       229,524
       Cost of units redeemed                  (1,664,485)    (1,331,315)    (1,717,989)    (1,427,310)      (794,395)   (1,933,772)
       Annuity benefit payments                   (13,654)       (23,416)       (25,232)       (11,866)        (8,079)      (58,445)
       Net transfers                              721,703       (580,340)     1,331,069       (621,969)       807,829       917,604
       Contract maintenance charge                 (3,986)        (5,927)        (4,631)        (3,329)        (2,293)       (3,176)
                                             ------------   ------------   ------------   ------------   ------------  ------------
    Increase (decrease) in net assets from
      capital transactions                       (903,061)    (1,855,761)      (329,997)    (2,012,003)        29,841      (848,265)
                                             ------------   ------------   ------------   ------------   ------------  ------------

Increase (decrease) in net assets                 152,021     (1,626,189)     1,662,243     (1,827,692)       786,738      (443,985)
Net assets at beginning of period              13,848,855     14,699,391     13,592,602     10,920,489      7,843,631    12,385,587
                                             ------------   ------------   ------------   ------------   ------------  ------------
Net assets at end of period                  $ 14,000,876   $ 13,073,202   $ 15,254,845   $  9,092,797   $  8,630,369  $ 11,941,602
                                             ============   ============   ============   ============   ============  ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                      4,611          5,862          4,363          4,815          3,115        19,447
    Units redeemed                               (118,345)       (89,799)       (81,095)      (119,543)       (91,812)     (152,454)
    Units transferred                              53,928        (45,754)        57,080        (44,528)        77,877        70,556
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding          (59,806)      (129,691)       (19,652)      (159,256)       (10,820)      (62,451)
Beginning units                                 1,138,283        998,138        750,965        987,030        961,285     1,000,019
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                    1,078,477        868,447        731,313        827,774        950,465       937,568
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.52% :
    Units sold                                          0              0              0              0              0             0
    Units redeemed                                (18,655)        (6,217)        (9,765)       (15,374)        (5,024)      (13,766)
    Units transferred                               6,411            432         12,223            257         15,611         6,746
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding          (12,244)        (5,785)         2,458        (15,117)        10,587        (7,020)
Beginning units                                    46,181         71,562         33,208         61,532         38,988        56,104
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                       33,937         65,777         35,666         46,415         49,575        49,084
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (1):
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (2):
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.65% :
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (3):
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (4):
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts With Total Expenses of 1.80% :
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (5):
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (6):
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============

---------------------
(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                                 Cash          Focus                        Moderate       Balanced    Conservative
                                              Management      Growth          Growth         Growth         Growth        Growth
                                              Portfolio      Portfolio       Strategy       Strategy       Strategy      Strategy
                                              (Class 1)      (Class 1)      (Class 2)       (Class 2)      (Class 2)     (Class 2)
                                             ------------   ------------   ------------   ------------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                 $    (42,565)  $    (99,430)  $ (1,718,722)  $ (2,359,613)  $   (803,459) $    265,839
    Net realized gains (losses)
     from securities transactions                   8,182        (63,530)     3,129,053      5,994,587      7,666,322     7,301,424
    Change in net unrealized appreciation
       (depreciation) of investments               25,088       (180,007)     5,773,282      8,679,849      4,877,618        10,401
                                             ------------   ------------   ------------   ------------   ------------  ------------
    Increase (decrease) in net assets
       from operations                             (9,295)      (342,967)     7,183,613     12,314,823     11,740,481     7,577,664
                                             ------------   ------------   ------------   ------------   ------------  ------------

From capital transactions
       Net proceeds from units sold               278,400         35,001      7,217,591     16,617,169     12,474,457     7,304,683
       Cost of units redeemed                  (1,467,473)      (714,158)   (13,172,249)   (18,301,318)   (21,004,732)  (18,693,308)
       Annuity benefit payments                    (4,325)        (8,629)             0              0              0             0
       Net transfers                            2,245,335       (529,356)    (5,616,615)    (5,639,077)    (3,426,925)    3,020,258
       Contract maintenance charge                 (1,161)        (3,144)       (61,704)       (84,074)       (64,633)      (41,292)
                                             ------------   ------------   ------------   ------------   ------------  ------------
    Increase (decrease) in net assets
       from capital transactions                1,050,776     (1,220,286)   (11,632,977)    (7,407,300)   (12,021,833)   (8,409,659)
                                             ------------   ------------   ------------   ------------   ------------  ------------

Increase (decrease) in net assets               1,041,481     (1,563,253)    (4,449,364)     4,907,523       (281,352)     (831,995)
Net assets at beginning of period               3,235,873      7,873,424    157,034,208    292,196,592    268,615,260   192,367,449
                                             ------------   ------------   ------------   ------------   ------------  ------------
Net assets at end of period                  $  4,277,354   $  6,310,171   $152,584,844   $297,104,115   $268,333,908  $191,535,454
                                             ============   ============   ============   ============   ============  ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                     26,172          5,030         23,443         84,737         76,340        57,584
    Units redeemed                               (134,669)      (104,240)      (234,686)      (440,246)      (597,286)     (547,660)
    Units transferred                             210,466        (57,802)       (20,871)         3,847       (248,247)       75,375
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding          101,969       (157,012)      (232,114)      (351,662)      (769,193)     (414,701)
Beginning units                                   297,445      1,050,831      3,060,846      6,129,318      6,710,604     4,669,333
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                      399,414        893,819      2,828,732      5,777,656      5,941,411     4,254,632
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.52% :
    Units sold                                          0              0              -              -              -             -
    Units redeemed                                 (3,774)          (253)             -              -              -             -
    Units transferred                                 366        (19,875)             -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding           (3,408)       (20,128)             -              -              -             -
Beginning units                                     5,776         50,226              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                        2,368         30,098              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (1):
    Units sold                                          -              -        277,034        567,066        488,018       261,244
    Units redeemed                                      -              -        (17,467)       (42,095)       (41,595)      (46,630)
    Units transferred                                   -              -         15,078         72,679         97,745        (5,691)
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -        274,645        597,650        544,168       208,923
Beginning units                                         -              -        644,613      1,028,643        910,818       620,786
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -        919,258      1,626,293      1,454,986       829,709
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (2):
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.65% :
    Units sold                                          -              -         35,580         90,164         63,577        29,331
    Units redeemed                                      -              -       (605,701)      (702,643)      (749,233)     (652,297)
    Units transferred                                   -              -       (313,726)      (511,154)      (115,084)      163,141
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -       (883,847)    (1,123,633)      (800,740)     (459,825)
Beginning units                                         -              -      6,534,800     11,913,631     10,462,140     7,727,403
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -      5,650,953     10,789,998      9,661,400     7,267,578
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (3):
    Units sold                                          -              -        108,827        256,153        155,342        85,299
    Units redeemed                                      -              -         (3,101)       (15,637)       (29,151)      (19,519)
    Units transferred                                   -              -          6,497         53,807         25,435        (5,462)
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -        112,223        294,323        151,626        60,318
Beginning units                                         -              -         64,344        326,866        407,584       300,618
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -        176,567        621,189        559,210       360,936
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (4):
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts With Total Expenses of 1.80% :
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (5):
    Units sold                                          -              -         27,668        106,714         64,113        69,562
    Units redeemed                                      -              -         (5,862)       (17,805)       (11,741)      (22,615)
    Units transferred                                   -              -        (66,492)         3,389         13,534       (24,267)
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -        (44,686)        92,298         65,906        22,680
Beginning units                                         -              -        304,735        566,832        276,721       283,856
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -        260,049        659,130        342,627       306,536
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (6):
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============

---------------------
(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                              Large Cap      Large Cap      Large Cap       Mid Cap        Mid Cap
                                                Growth       Composite        Value          Growth         Value       Small Cap
                                              Portfolio      Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                               (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)     (Class 2)
                                             ------------   ------------   ------------   ------------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                 $ (1,189,783)  $   (415,333)  $   (911,477)  $ (1,140,363)  $ (1,291,712) $   (993,278)
    Net realized gains (losses) from
      securities transactions                     740,743        383,835      1,757,798      2,780,473      6,478,375     1,498,157
    Change in net unrealized appreciation
       (depreciation) of investments            2,884,969      1,016,644      6,021,448     (1,045,181)     8,032,323      (947,649)
                                             ------------   ------------   ------------   ------------   ------------  ------------
    Increase (decrease) in net assets
      from operations                           2,435,929        985,146      6,867,769        594,929     13,218,986      (442,770)
                                             ------------   ------------   ------------   ------------   ------------  ------------

From capital transactions
       Net proceeds from units sold             4,897,126      2,023,584      6,310,434      6,007,798      6,736,285     6,557,101
       Cost of units redeemed                  (5,657,426)    (2,760,345)    (6,539,960)    (4,793,602)    (7,631,556)   (4,301,538)
       Annuity benefit payments                         0              0              0              0              0             0
       Net transfers                            1,640,345        585,335      9,388,829       (379,069)    15,665,645      (555,116)
       Contract maintenance charge                (16,024)        (7,183)       (17,490)       (15,473)       (20,158)      (14,030)
                                             ------------   ------------   ------------   ------------   ------------  ------------
    Increase (decrease) in net assets
      from capital transactions                   864,021       (158,609)     9,141,813        819,654     14,750,216     1,686,417
                                             ------------   ------------   ------------   ------------   ------------  ------------

Increase (decrease) in net assets               3,299,950        826,537     16,009,582      1,414,583     27,969,202     1,243,647
Net assets at beginning of period              72,131,748     27,564,090     91,234,932     70,053,839     82,845,283    61,539,737
                                             ------------   ------------   ------------   ------------   ------------  ------------
Net assets at end of period                  $ 75,431,698   $ 28,390,627   $107,244,514   $ 71,468,422   $110,814,485  $ 62,783,384
                                             ============   ============   ============   ============   ============  ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                     41,437         10,122         27,989         23,174         24,729        31,258
    Units redeemed                               (201,414)      (110,386)      (157,780)       (91,906)      (134,620)     (128,498)
    Units transferred                             (27,953)       (39,080)       163,355        (49,252)       342,343       (28,874)
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding         (187,930)      (139,344)        33,564       (117,984)       232,452      (126,114)
Beginning units                                 2,506,282      1,127,043      2,247,061      1,390,558      1,362,730     1,731,813
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                    2,318,352        987,699      2,280,625      1,272,574      1,595,182     1,605,699
                                             ============   ============   ============   ============   ============  ============

Contracts with total expenses of 1.52% :
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (1):
    Units sold                                    347,097        150,404        338,141        264,100        232,050       373,415
    Units redeemed                                (29,421)        (4,788)       (26,406)       (12,994)       (11,851)      (21,466)
    Units transferred                             138,526         17,364        193,484         84,519         88,020        82,370
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding          456,202        162,980        505,219        335,625        308,219       434,319
Beginning units                                   411,518        127,075        424,460        246,667        206,069       285,099
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                      867,720        290,055        929,679        582,292        514,288       719,418
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (2):
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.65% :
    Units sold                                     32,853         25,680         45,751         23,624         22,707        34,979
    Units redeemed                               (440,103)      (188,818)      (341,895)      (225,122)      (249,606)     (244,581)
    Units transferred                              (1,619)        80,937        338,906       (118,542)       364,728      (128,199)
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding         (408,869)       (82,201)        42,762       (320,040)       137,829      (337,801)
Beginning units                                 5,798,700      1,811,476      5,011,546      3,297,418      3,128,628     3,702,649
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                    5,389,831      1,729,275      5,054,308      2,977,378      3,266,457     3,364,848
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (3):
    Units sold                                    126,877         23,059         87,269         86,609         73,920       143,168
    Units redeemed                                 (7,492)        (2,175)        (6,668)        (4,848)        (4,728)       (6,253)
    Units transferred                              78,431          2,320         73,420         27,199         31,344        34,105
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding          197,816         23,204        154,021        108,960        100,536       171,020
Beginning units                                   139,820         39,188        108,706        102,220         70,357       126,171
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                      337,636         62,392        262,727        211,180        170,893       297,191
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (4):
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts With Total Expenses of 1.80% :
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (5):
    Units sold                                     40,639         11,531         30,004         25,311         25,755        33,747
    Units redeemed                                 (5,077)          (138)        (3,110)        (3,023)        (2,287)       (4,488)
    Units transferred                              11,621         (3,387)         7,883         (7,817)        40,111       (26,134)
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding           47,183          8,006         34,777         14,471         63,579         3,125
Beginning units                                   101,828         39,152         99,957         87,902         81,425       112,078
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                      149,011         47,158        134,734        102,373        145,004       115,203
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (6):
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============

---------------------
(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                             International  Diversified        Cash          Focus       Focus Growth     Focus
                                                Equity      Fixed Income    Management       Growth       and Income      Value
                                               Portfolio      Portfolio      Portfolio     Portfolio       Portfolio    Portfolio
                                               (Class 2)      (Class 2)      (Class 2)     (Class 2)       (Class 2)    (Class 2)
                                             -------------  ------------   ------------   ------------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                 $    (305,412) $  1,748,745   $   (748,206)  $ (1,036,507)  $   (744,751) $   (500,132)
    Net realized gains (losses)
    from securities transactions                 1,173,804     1,240,710         10,753      1,149,544      1,353,493     4,776,308
    Change in net unrealized appreciation
       (depreciation) of investments             5,173,403       582,201        412,142     (3,484,608)      (472,440)      957,454
                                             -------------  ------------   ------------   ------------   ------------  ------------
    Increase (decrease) in net assets
      from operations                            6,041,795     3,571,656       (325,311)    (3,371,571)       136,302     5,233,630
                                             -------------  ------------   ------------   ------------   ------------  ------------

From capital transactions
       Net proceeds from units sold              6,296,061     7,135,923      9,598,944      5,725,612      3,173,550     5,834,878
       Cost of units redeemed                   (4,003,696)  (11,965,158)   (10,388,177)    (4,435,576)    (3,158,128)   (3,972,673)
       Annuity benefit payments                          0             0              0              0              0             0
       Net transfers                            17,528,550    (4,114,037)     6,480,791         88,463     (3,102,239)    9,047,287
       Contract maintenance charge                 (10,978)      (22,264)        (8,778)       (22,592)       (11,525)      (13,184)
                                             -------------  ------------   ------------   ------------   ------------  ------------
    Increase (decrease) in net assets
      from capital transactions                 19,809,937    (8,965,536)     5,682,780      1,355,907     (3,098,342)   10,896,308
                                             -------------  ------------   ------------   ------------   ------------  ------------

Increase (decrease) in net assets               25,851,732    (5,393,880)     5,357,469     (2,015,664)    (2,962,040)   16,129,938
Net assets at beginning of period               59,260,099   129,845,199     49,137,559     66,439,046     49,667,898    47,700,345
                                             -------------  ------------   ------------   ------------   ------------  ------------
Net assets at end of period                  $  85,111,831  $124,451,319   $ 54,495,028   $ 64,423,382   $ 46,705,858  $ 63,830,283
                                             =============  ============   ============   ============   ============  ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                      47,250        36,836         47,460         70,093         41,235        34,139
    Units redeemed                                (139,101)     (404,626)      (391,930)      (203,155)      (115,620)     (120,569)
    Units transferred                              466,715       (50,443)      (175,256)      (124,577)       (66,232)      130,960
                                             -------------  ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding           374,864      (418,233)      (519,726)      (257,639)      (140,617)       44,530
Beginning units                                  2,550,023     3,681,335      2,075,670      3,351,278      1,792,332     1,632,981
                                             -------------  ------------   ------------   ------------   ------------  ------------
Ending units                                     2,924,887     3,263,102      1,555,944      3,093,639      1,651,715     1,677,511
                                             =============  ============   ============   ============   ============  ============
Contracts with total expenses of 1.52% :
    Units sold                                           -             -              -              -              -             -
    Units redeemed                                       -             -              -              -              -             -
    Units transferred                                    -             -              -              -              -             -
                                             -------------  ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                 -             -              -              -              -             -
Beginning units                                          -             -              -              -              -             -
                                             -------------  ------------   ------------   ------------   ------------  ------------
Ending units                                             -             -              -              -              -             -
                                             =============  ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (1):
    Units sold                                     477,408       324,356        583,685        442,857        203,953       216,192
    Units redeemed                                 (35,977)      (48,909)       (38,146)       (20,429)       (11,652)      (13,603)
    Units transferred                              361,542       188,194        (82,728)        24,909          1,097        61,252
                                             -------------  ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding           802,973       463,641        462,811        447,337        193,398       263,841
Beginning units                                    568,336       613,423        214,224        394,736        288,051       178,808
                                             -------------  ------------   ------------   ------------   ------------  ------------
Ending units                                     1,371,309     1,077,064        677,035        842,073        481,449       442,649
                                             =============  ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (2):
    Units sold                                           -             -              -              -              -             -
    Units redeemed                                       -             -              -              -              -             -
    Units transferred                                    -             -              -              -              -             -
                                             -------------  ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                 -             -              -              -              -             -
Beginning units                                          -             -              -              -              -             -
                                             -------------  ------------   ------------   ------------   ------------  ------------
Ending units                                             -             -              -              -              -             -
                                             =============  ============   ============   ============   ============  ============
Contracts with total expenses of 1.65% :
    Units sold                                      51,959        24,250         64,503         40,083         40,587        25,659
    Units redeemed                                (302,940)     (550,099)      (469,993)      (408,470)      (226,484)     (158,458)
    Units transferred                            1,105,200      (673,051)       596,409         70,710       (330,294)      358,980
                                             -------------  ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding           854,219    (1,198,900)       190,919       (297,677)      (516,191)      226,181
Beginning units                                  4,289,296     6,560,826      2,195,684      5,295,017      3,398,662     1,866,772
                                             -------------  ------------   ------------   ------------   ------------  ------------
Ending units                                     5,143,515     5,361,926      2,386,603      4,997,340      2,882,471     2,092,953
                                             =============  ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (3):
    Units sold                                     149,840       177,708        211,314        206,382         60,595       122,040
    Units redeemed                                  (6,607)       (6,843)       (30,248)       (10,834)        (5,306)       (6,033)
    Units transferred                              109,061       141,585         70,557         53,561         34,772        71,022
                                             -------------  ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding           252,294       312,450        251,623        249,109         90,061       187,029
Beginning units                                    110,449       155,162         67,028        185,821        104,591       113,299
                                             -------------  ------------   ------------   ------------   ------------  ------------
Ending units                                       362,743       467,612        318,651        434,930        194,652       300,328
                                             =============  ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (4):
    Units sold                                           -             -              -              -              -             -
    Units redeemed                                       -             -              -              -              -             -
    Units transferred                                    -             -              -              -              -             -
                                             -------------  ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                 -             -              -              -              -             -
Beginning units                                          -             -              -              -              -             -
                                             -------------  ------------   ------------   ------------   ------------  ------------
Ending units                                             -             -              -              -              -             -
                                             =============  ============   ============   ============   ============  ============
Contracts With Total Expenses of 1.80% :
    Units sold                                           -             -              -              -              -             -
    Units redeemed                                       -             -              -              -              -             -
    Units transferred                                    -             -              -              -              -             -
                                             -------------  ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                 -             -              -              -              -             -
Beginning units                                          -             -              -              -              -             -
                                             -------------  ------------   ------------   ------------   ------------  ------------
Ending units                                             -             -              -              -              -             -
                                             =============  ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (5):
    Units sold                                      39,708        51,619          1,109         68,998          8,271        53,654
    Units redeemed                                  (1,874)       (6,038)       (53,476)        (6,666)        (3,825)       (3,992)
    Units transferred                               22,394        50,538        206,411        (25,939)        (9,393)       59,730
                                             -------------  ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding            60,228        96,119        154,044         36,393         (4,947)      109,392
Beginning units                                     95,197       191,971         95,446        134,662         84,532       107,110
                                             -------------  ------------   ------------   ------------   ------------  ------------
Ending units                                       155,425       288,090        249,490        171,055         79,585       216,502
                                             =============  ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (6):
    Units sold                                           -             -              -              -              -             -
    Units redeemed                                       -             -              -              -              -             -
    Units transferred                                    -             -              -              -              -             -
                                             -------------  ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                 -             -              -              -              -             -
Beginning units                                          -             -              -              -              -             -
                                             -------------  ------------   ------------   ------------   ------------  ------------
Ending units                                             -             -              -              -              -             -
                                             =============  ============   ============   ============   ============  ============

---------------------
(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                                Focus                        Moderate       Balanced     Conservative   Large Cap
                                               TechNet         Growth         Growth         Growth         Growth        Growth
                                              Portfolio       Strategy       Strategy       Strategy       Strategy     Portfolio
                                               (Class 2)      (Class 3)      (Class 3)      (Class 3)      (Class 3)     (Class 3)
                                             ------------   ------------   ------------   ------------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                 $   (414,992)  $   (272,585)  $   (409,847)  $   (106,586)  $    122,033  $   (250,341)
    Net realized gains (losses) from
       securities transactions                  1,758,054      1,301,336      1,330,389      2,780,190      2,460,883        80,371
    Change in net unrealized appreciation
       (depreciation) of investments           (3,224,469)        45,956      1,309,527       (578,567)    (1,259,056)      609,733
                                             ------------   ------------   ------------   ------------   ------------  ------------
    Increase (decrease) in net assets
       from operations                         (1,881,407)     1,074,707      2,230,069      2,095,037      1,323,860       439,763
                                             ------------   ------------   ------------   ------------   ------------  ------------

From capital transactions
       Net proceeds from units sold             1,431,582     23,391,278     46,003,967     43,494,405     25,169,063    12,146,403
       Cost of units redeemed                  (1,981,549)      (627,857)    (2,066,744)    (3,540,556)    (2,797,299)     (664,664)
       Annuity benefit payments                         0              0              0              0              0             0
       Net transfers                               81,507      2,834,272     10,797,692     11,297,549      4,576,357     5,454,400
       Contract maintenance charge                (10,024)        (3,886)        (7,488)        (4,718)        (2,154)       (1,755)
                                             ------------   ------------   ------------   ------------   ------------  ------------
    Increase (decrease) in net assets
       from capital transactions                 (478,484)    25,593,807     54,727,427     51,246,680     26,945,967    16,934,384
                                             ------------   ------------   ------------   ------------   ------------  ------------

Increase (decrease) in net assets              (2,359,891)    26,668,514     56,957,496     53,341,717     28,269,827    17,374,147
Net assets at beginning of period              28,955,179     10,671,640     25,167,840     23,311,741     16,435,218     7,147,072
                                             ------------   ------------   ------------   ------------   ------------  ------------
Net assets at end of period                  $ 26,595,288   $ 37,340,154   $ 82,125,336   $ 76,653,458   $ 44,705,045  $ 24,521,219
                                             ============   ============   ============   ============   ============  ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                     66,514        814,489      1,587,747      1,419,331        822,788       827,574
    Units redeemed                               (223,833)       (25,944)       (76,351)       (57,277)       (68,461)      (33,271)
    Units transferred                             205,973        153,755        468,604        448,744        180,331       379,997
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding           48,654        942,300      1,980,000      1,810,798        934,658     1,174,300
Beginning units                                 2,737,043        285,421        828,761        462,446        419,883       400,808
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                    2,785,697      1,227,721      2,808,761      2,273,244      1,354,541     1,575,108
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.52% :
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (1):
    Units sold                                    149,293              -              -              -              -             -
    Units redeemed                                (23,643)             -              -              -              -             -
    Units transferred                              54,313              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding          179,963              -              -              -              -             -
Beginning units                                   211,211              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                      391,174              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (2):
    Units sold                                          -        224,679        342,628        449,030        330,291       165,248
    Units redeemed                                      -         (1,774)       (11,664)       (45,125)       (38,880)      (21,234)
    Units transferred                                   -        (13,206)        37,993         (8,284)        43,644        92,650
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -        209,699        368,957        395,621        335,055       236,664
Beginning units                                         -         26,908         64,203        139,718        243,545        54,280
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -        236,607        433,160        535,339        578,600       290,944
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.65% :
    Units sold                                     20,261        386,380        905,364        795,793        420,374       308,893
    Units redeemed                               (179,323)       (10,064)       (37,544)       (42,547)       (30,678)      (12,246)
    Units transferred                            (294,282)        34,291        222,731        324,126         68,462       186,438
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding         (453,344)       410,607      1,090,551      1,077,372        458,158       483,085
Beginning units                                 3,053,213        371,858        753,081        585,637        374,265       358,172
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                    2,599,869        782,465      1,843,632      1,663,009        832,423       841,257
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (3):
    Units sold                                     73,394              -              -              -              -             -
    Units redeemed                                 (8,855)             -              -              -              -             -
    Units transferred                            (106,331)             -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding          (41,792)             -              -              -              -             -
Beginning units                                   312,069              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                      270,277              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (4):
    Units sold                                          -          6,109         66,434         37,292         38,315        64,216
    Units redeemed                                      -         (2,172)        (3,983)        (3,081)        (2,300)       (8,653)
    Units transferred                                   -         (1,335)         6,178         18,788         (9,560)        8,794
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -          2,602         68,629         52,999         26,455        64,357
Beginning units                                         -         15,088         49,103        110,509         49,794        46,611
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -         17,690        117,732        163,508         76,249       110,968
                                             ============   ============   ============   ============   ============  ============
Contracts With Total Expenses of 1.80% :
    Units sold                                          -         90,319        163,580        195,546        114,852        86,629
    Units redeemed                                      -           (280)        (6,353)       (11,934)       (26,126)         (113)
    Units transferred                                   -         14,379        (14,124)         7,956         25,364        (7,826)
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -        104,418        143,103        191,568        114,090        78,690
Beginning units                                         -              0              0              0              0             0
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -        104,418        143,103        191,568        114,090        78,690
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (5):
    Units sold                                     19,530              -              -              -              -             -
    Units redeemed                                 (4,001)             -              -              -              -             -
    Units transferred                             (22,655)             -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding           (7,126)             -              -              -              -             -
Beginning units                                   127,591              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                      120,465              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (6):
    Units sold                                          -         12,072         10,901         82,757         19,695        19,614
    Units redeemed                                      -            (13)          (203)       (81,401)       (22,776)       (4,115)
    Units transferred                                   -          1,636         (5,585)       (28,716)         7,646           237
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -         13,695          5,113        (27,360)         4,565        15,736
Beginning units                                         -         21,268         21,756        335,914         71,795        26,070
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -         34,963         26,869        308,554         76,360        41,806
                                             ============   ============   ============   ============   ============  ============

----------------------
(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                              Large Cap      Large Cap       Mid Cap         Mid Cap                  International
                                              Composite        Value          Growth          Value      Small Cap        Equity
                                              Portfolio      Portfolio       Portfolio      Portfolio     Portfolio     Portfolio
                                              (Class 3)      (Class 3)       (Class 3)      (Class 3)     (Class 3)     (Class 3)
                                             ------------   ------------   ------------   ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                 $    (83,196)  $   (159,262)  $   (254,549)  $   (242,517) $   (240,954) $     (52,521)
    Net realized gains (losses) from
       securities transactions                     34,949         94,490         43,583        616,504         5,473         85,845
    Change in net unrealized appreciation
       (depreciation) of investments              215,145      1,052,924         48,451      1,583,662       (94,075)     1,246,051
                                             ------------   ------------   ------------   ------------  ------------  -------------
    Increase (decrease) in net assets from
       operations                                 166,898        988,152       (162,515)     1,957,649      (329,556)     1,279,375
                                             ------------   ------------   ------------   ------------  ------------  -------------

From capital transactions
       Net proceeds from units sold             3,606,876     14,711,879     13,361,405     15,666,910    13,278,724     11,736,322
       Cost of units redeemed                    (191,235)      (681,618)      (728,343)      (886,255)     (620,314)      (800,932)
       Annuity benefit payments                         0              0              0              0             0              0
       Net transfers                            1,163,058      5,948,600      4,096,931      5,544,789     4,040,800      5,783,713
       Contract maintenance charge                   (610)        (1,412)        (1,966)        (1,829)       (2,062)        (1,488)
                                             ------------   ------------   ------------   ------------  ------------  -------------
    Increase (decrease) in net assets
       from capital transactions                4,578,089     19,977,449     16,728,027     20,323,615    16,697,148     16,717,615
                                             ------------   ------------   ------------   ------------  ------------  -------------

Increase (decrease) in net assets               4,744,987     20,965,601     16,565,512     22,281,264    16,367,592     17,996,990
Net assets at beginning of period               2,612,628      7,114,625      7,442,389      6,773,706     7,010,238      5,629,172
                                             ------------   ------------   ------------   ------------  ------------  -------------
Net assets at end of period                  $  7,357,615   $ 28,080,226   $ 24,007,901   $ 29,054,970  $ 23,377,830  $  23,626,162
                                             ============   ============   ============   ============  ============  =============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                    221,332        691,499        531,498        463,141       740,442        870,047
    Units redeemed                                 (8,084)       (23,095)       (21,276)       (16,992)      (23,201)       (40,874)
    Units transferred                              78,921        218,947        148,738        130,097       202,872        316,431
                                             ------------   ------------   ------------   ------------  ------------  -------------
Increase (decrease) in units outstanding          292,169        887,351        658,960        576,246       920,113      1,145,604
Beginning units                                   158,128        252,748        237,496        184,956       330,267        347,046
                                             ------------   ------------   ------------   ------------  ------------  -------------
Ending units                                      450,297      1,140,099        896,456        761,202     1,250,380      1,492,650
                                             ============   ============   ============   ============  ============  =============
Contracts with total expenses of 1.52% :
    Units sold                                          -              -              -              -             -              -
    Units redeemed                                      -              -              -              -             -              -
    Units transferred                                   -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------  -------------
Increase (decrease) in units outstanding                -              -              -              -             -              -
Beginning units                                         -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------  -------------
Ending units                                            -              -              -              -             -              -
                                             ============   ============   ============   ============  ============  =============
Contracts with total expenses of 1.55% (1):
    Units sold                                          -              -              -              -             -              -
    Units redeemed                                      -              -              -              -             -              -
    Units transferred                                   -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------  -------------
Increase (decrease) in units outstanding                -              -              -              -             -              -
Beginning units                                         -              -              0              -             -              -
                                             ------------   ------------   ------------   ------------  ------------  -------------
Ending units                                            -              -              -              -             -              -
                                             ============   ============   ============   ============  ============  =============
Contracts with total expenses of 1.55% (2):
    Units sold                                     43,480        139,118        111,571         98,763       139,992        131,928
    Units redeemed                                 (1,826)       (12,410)        (8,384)       (10,067)      (13,462)       (20,518)
    Units transferred                               6,233        117,851         48,524         52,988        65,240        169,618
                                             ------------   ------------   ------------   ------------  ------------  -------------
Increase (decrease) in units outstanding           47,887        244,559        151,711        141,684       191,770        281,028
Beginning units                                    30,328         40,668         34,881         34,190        40,655         48,382
                                             ------------   ------------   ------------   ------------  ------------  -------------
Ending units                                       78,215        285,227        186,592        175,874       232,425        329,410
                                             ============   ============   ============   ============  ============  =============
Contracts with total expenses of 1.65% :
    Units sold                                    110,674        250,210        212,454        193,864       259,938        275,400
    Units redeemed                                 (2,084)       (10,777)       (13,414)       (12,410)      (11,193)       (24,574)
    Units transferred                              35,226        141,370         98,065        106,724       115,066        181,735
                                             ------------   ------------   ------------   ------------  ------------  -------------
Increase (decrease) in units outstanding          143,816        380,803        297,105        288,178       363,811        432,561
Beginning units                                    77,875        259,273        225,936        146,795       253,156        271,956
                                             ------------   ------------   ------------   ------------  ------------  -------------
Ending units                                      221,691        640,076        523,041        434,973       616,967        704,517
                                             ============   ============   ============   ============  ============  =============
Contracts with total expenses of 1.70% (3):
    Units sold                                          -              -              -              -             -              -
    Units redeemed                                      -              -              -              -             -              -
    Units transferred                                   -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------  -------------
Increase (decrease) in units outstanding                -              -              -              -             -              -
Beginning units                                         -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------  -------------
Ending units                                            -              -              -              -             -              -
                                             ============   ============   ============   ============  ============  =============
Contracts with total expenses of 1.70% (4):
    Units sold                                      3,527         45,669         34,679         29,054        44,622         11,271
    Units redeemed                                 (7,159)        (6,383)        (4,996)        (4,784)       (7,213)        (6,010)
    Units transferred                              (1,452)        (3,632)          (490)         4,702         7,530         18,889
                                             ------------   ------------   ------------   ------------  ------------  -------------
Increase (decrease) in units outstanding           (5,084)        35,654         29,193         28,972        44,939         24,150
Beginning units                                    22,160         40,261         32,953         22,044        37,989         41,858
                                             ------------   ------------   ------------   ------------  ------------  -------------
Ending units                                       17,076         75,915         62,146         51,016        82,928         66,008
                                             ============   ============   ============   ============  ============  =============
Contracts With Total Expenses of 1.80% :
    Units sold                                      8,287         72,477         51,535         48,794        76,033        138,012
    Units redeemed                                     (6)          (130)          (143)           (60)         (190)          (392)
    Units transferred                               8,650          5,241         (7,521)            20        (9,801)       (13,556)
                                             ------------   ------------   ------------   ------------  ------------  -------------
Increase (decrease) in units outstanding           16,931         77,588         43,871         48,754        66,042        124,064
Beginning units                                         0              0              0              0             0              0
                                             ------------   ------------   ------------   ------------  ------------  -------------
Ending units                                       16,931         77,588         43,871         48,754        66,042        124,064
                                             ============   ============   ============   ============  ============  =============
Contracts with total expenses of 1.95% (5):
    Units sold                                          -              -              -              -             -              -
    Units redeemed                                      -              -              -              -             -              -
    Units transferred                                   -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------  -------------
Increase (decrease) in units outstanding                -              -              -              -             -              -
Beginning units                                         -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------  -------------
Ending units                                            -              -              -              -             -              -
                                             ============   ============   ============   ============  ============  =============
Contracts with total expenses of 1.95% (6):
    Units sold                                     14,994         20,681          5,509          9,666         5,929         13,792
    Units redeemed                                 (1,826)        (3,090)        (2,941)        (2,465)       (3,237)        (2,337)
    Units transferred                                 316          6,076         (1,426)         3,127         1,506         21,561
                                             ------------   ------------   ------------   ------------  ------------  -------------
Increase (decrease) in units outstanding           13,484         23,667          1,142         10,328         4,198         33,016
Beginning units                                     8,963         23,298         12,457         10,198        15,575         13,618
                                             ------------   ------------   ------------   ------------  ------------  -------------
Ending units                                       22,447         46,965         13,599         20,526        19,773         46,634
                                             ============   ============   ============   ============  ============  =============

------------------
(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                              Diversified       Cash          Focus       Focus Growth      Focus         Focus
                                             Fixed Income    Management       Growth       and Income       Value        TechNet
                                              Portfolio      Portfolio       Portfolio      Portfolio     Portfolio     Portfolio
                                               (Class 3)      (Class 3)      (Class 3)      (Class 3)     (Class 3)     (Class 3)
                                             ------------   ------------   ------------   ------------  ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                 $    342,143   $   (164,891)  $   (242,849)  $   (256,348) $   (119,620)  $   (127,630)
    Net realized gains (losses) from
       securities transactions                    (46,913)        38,478        (76,073)        30,991       929,604          1,386
    Change in net unrealized appreciation
       (depreciation) of investments              146,428         61,747       (238,688)       394,867       438,250       (343,325)
                                             ------------   ------------   ------------   ------------  ------------   ------------
    Increase (decrease) in net assets from
       operations                                 441,658        (64,666)      (557,610)       169,510     1,248,234       (469,569)
                                             ------------   ------------   ------------   ------------  ------------   ------------

From capital transactions
       Net proceeds from units sold            13,763,318     15,682,696     12,464,075     10,752,035    10,686,979      5,699,655
       Cost of units redeemed                  (2,157,654)    (1,478,312)      (620,906)      (860,157)     (619,613)      (227,726)
       Annuity benefit payments                         0              0              0              0             0              0
       Net transfers                            9,898,544     (8,485,722)     1,408,480      2,810,296     3,780,109      1,682,204
       Contract maintenance charge                   (943)          (407)        (4,005)        (2,688)       (1,787)        (2,898)
                                             ------------   ------------   ------------   ------------  ------------   ------------
    Increase (decrease) in net assets from
       capital transactions                    21,503,265      5,718,255     13,247,644     12,699,486    13,845,688      7,151,235
                                             ------------   ------------   ------------   ------------  ------------   ------------

Increase (decrease) in net assets              21,944,923      5,653,589     12,690,034     12,868,996    15,093,922      6,681,666
Net assets at beginning of period               9,739,997      6,541,352      8,510,091      9,056,300     5,497,137      4,580,878
                                             ------------   ------------   ------------   ------------  ------------   ------------
Net assets at end of period                  $ 31,684,920   $ 12,194,941   $ 21,200,125   $ 21,925,296  $ 20,591,059   $ 11,262,544
                                             ============   ============   ============   ============  ============   ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                    464,643        930,487      1,137,932        636,976       429,561        807,251
    Units redeemed                                (45,819)       (31,318)       (37,766)       (25,043)      (15,810)       (19,524)
    Units transferred                             444,991       (669,819)        75,275        204,965       147,784        304,211
                                             ------------   ------------   ------------   ------------  ------------   ------------
Increase (decrease) in units outstanding          863,815        229,350      1,175,441        816,898       561,535      1,091,938
Beginning units                                   323,059        338,224        638,434        391,752       213,874        621,962
                                             ------------   ------------   ------------   ------------  ------------   ------------
Ending units                                    1,186,874        567,574      1,813,875      1,208,650       775,409      1,713,900
                                             ============   ============   ============   ============  ============   ============
Contracts with total expenses of 1.52% :
    Units sold                                          -              -              -              -             -              -
    Units redeemed                                      -              -              -              -             -              -
    Units transferred                                   -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------   ------------
Increase (decrease) in units outstanding                -              -              -              -             -              -
Beginning units                                         -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------   ------------
Ending units                                            -              -              -              -             -              -
                                             ============   ============   ============   ============  ============   ============
Contracts with total expenses of 1.55% (1):
    Units sold                                          -              -              -              -             -              -
    Units redeemed                                      -              -              -              -             -              -
    Units transferred                                   -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------   ------------
Increase (decrease) in units outstanding                -              -              -              -             -              -
Beginning units                                         -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------   ------------
Ending units                                            -              -              -              -             -              -
                                             ============   ============   ============   ============  ============   ============
Contracts with total expenses of 1.55% (2):
    Units sold                                    145,755        199,184        127,437        140,259       112,182        127,782
    Units redeemed                                (96,249)       (50,179)       (11,543)        (5,439)       (6,337)       (11,501)
    Units transferred                              59,088       (162,433)        28,718         41,319        59,834         37,437
                                             ------------   ------------   ------------   ------------  ------------   ------------
Increase (decrease) in units outstanding          108,594        (13,428)       144,612        176,139       165,679        153,718
Beginning units                                   254,913        152,762         67,762         82,642        47,852         65,021
                                             ------------   ------------   ------------   ------------  ------------   ------------
Ending units                                      363,507        139,334        212,374        258,781       213,531        218,739
                                             ============   ============   ============   ============  ============   ============
Contracts with total expenses of 1.65% :
    Units sold                                    146,349        270,135        450,738        335,758       227,505        283,695
    Units redeemed                                 (6,621)       (14,999)       (37,309)       (20,635)      (18,512)       (14,426)
    Units transferred                             138,455         52,126         85,444         40,896        55,281         28,834
                                             ------------   ------------   ------------   ------------  ------------   ------------
Increase (decrease) in units outstanding          278,183        307,262        498,873        356,019       264,274        298,103
Beginning units                                   188,746         88,229        447,673        405,658       170,927        293,811
                                             ------------   ------------   ------------   ------------  ------------   ------------
Ending units                                      466,929        395,491        946,546        761,677       435,201        591,914
                                             ============   ============   ============   ============  ============   ============
Contracts with total expenses of 1.70% (3):
    Units sold                                          -              -              -              -             -              -
    Units redeemed                                      -              -              -              -             -              -
    Units transferred                                   -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------   ------------
Increase (decrease) in units outstanding                -              -              -              -             -              -
Beginning units                                         -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------   ------------
Ending units                                            -              -              -              -             -              -
                                             ============   ============   ============   ============  ============   ============
Contracts with total expenses of 1.70% (4):
    Units sold                                    345,816         10,119         12,576          8,854        13,070          1,726
    Units redeemed                                (10,550)       (39,327)          (765)        (7,074)         (920)        (2,522)
    Units transferred                              99,572         16,099          2,637         (1,752)        6,256          3,737
                                             ------------   ------------   ------------   ------------  ------------   ------------
Increase (decrease) in units outstanding          434,838        (13,109)        14,448             28        18,406          2,941
Beginning units                                    21,821         28,054         19,641         99,425         8,971         47,523
                                             ------------   ------------   ------------   ------------  ------------   ------------
Ending units                                      456,659         14,945         34,089         99,453        27,377         50,464
                                             ============   ============   ============   ============  ============   ============
Contracts With Total Expenses of 1.80% :
    Units sold                                     28,250         53,491         95,873         89,074        37,210         70,144
    Units redeemed                                (18,643)           (43)          (633)       (22,712)       (4,382)          (282)
    Units transferred                              60,493        (26,990)         3,407         16,900        26,037         (1,268)
                                             ------------   ------------   ------------   ------------  ------------   ------------
Increase (decrease) in units outstanding           70,100         26,458         98,647         83,262        58,865         68,594
Beginning units                                         0              0              0              0             0              0
                                             ------------   ------------   ------------   ------------  ------------   ------------
Ending units                                       70,100         26,458         98,647         83,262        58,865         68,594
                                             ============   ============   ============   ============  ============   ============
Contracts with total expenses of 1.95% (5):
    Units sold                                          -              -              -              -             -              -
    Units redeemed                                      -              -              -              -             -              -
    Units transferred                                   -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------   ------------
Increase (decrease) in units outstanding                -              -              -              -             -              -
Beginning units                                         -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------   ------------
Ending units                                            -              -              -              -             -              -
                                             ============   ============   ============   ============  ============   ============
Contracts with total expenses of 1.95% (6):
    Units sold                                     44,965         22,665          5,077          5,925        10,920          2,957
    Units redeemed                                 (7,863)        (4,249)        (1,478)       (15,218)         (155)        (2,609)
    Units transferred                              34,509        (12,467)         1,396         11,954        (2,665)         2,815
                                             ------------   ------------   ------------   ------------  ------------   ------------
Increase (decrease) in units outstanding           71,611          5,949          4,995          2,661         8,100          3,163
Beginning units                                    57,105         10,798         24,012         44,389         8,150          9,849
                                             ------------   ------------   ------------   ------------  ------------   ------------
Ending units                                      128,716         16,747         29,007         47,050        16,250         13,012
                                             ============   ============   ============   ============  ============   ============

--------------------
(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                                             Allocation
                                              Allocation      Moderate      Allocation     Allocation      Strategic
                                               Moderate        Growth         Growth        Balanced     Fixed Income
                                              Portfolio       Portfolio      Portfolio      Portfolio      Portfolio
                                             (Class 3)(7)   (Class 3)(7)   (Class 3)(7)   (Class 3)(7)   (Class 3)(7)
                                             ------------   ------------   ------------   ------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                 $    (10,863)  $     (9,227)  $     (9,966)  $    (12,685)  $      (3,310)
    Net realized gains (losses) from
       securities transactions                     (3,209)        (1,471)       (22,931)        (2,965)           (238)
    Change in net unrealized appreciation
       (depreciation) of investments             (110,620)      (135,085)      (216,950)       (73,602)        (23,797)
                                             ------------   ------------   ------------   ------------   -------------
    Increase (decrease) in net assets from
       operations                                (124,692)      (145,783)      (249,847)       (89,252)        (27,345)
                                             ------------   ------------   ------------   ------------   -------------

From capital transactions
       Net proceeds from units sold             8,388,332      5,677,175      6,181,673      3,918,543         812,149
       Cost of units redeemed                      (8,238)       (12,324)          (202)        (5,295)         (9,923)
       Annuity benefit payments                         0              0              0              0               0
       Net transfers                              526,296      1,739,759      1,662,388      4,155,270       1,845,195
       Contract maintenance charge                    (14)           (56)            (7)             0             (18)
                                             ------------   ------------   ------------   ------------   -------------
    Increase (decrease) in net assets from
       capital transactions                     8,906,376      7,404,554      7,843,852      8,068,518       2,647,403
                                             ------------   ------------   ------------   ------------   -------------

Increase (decrease) in net assets               8,781,684      7,258,771      7,594,005      7,979,266       2,620,058
Net assets at beginning of period                       0              0              0              0               0
                                             ------------   ------------   ------------   ------------   -------------
Net assets at end of period                  $  8,781,684   $  7,258,771   $  7,594,005   $  7,979,266   $   2,620,058
                                             ============   ============   ============   ============   =============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                    268,182        252,300        214,441         33,755          12,507
    Units redeemed                                      0              0             (7)          (544)           (141)
    Units transferred                              11,983         47,210         30,781        386,848          34,639
                                             ------------   ------------   ------------   ------------   -------------
Increase (decrease) in units outstanding          280,165        299,510        245,215        420,059          47,005
Beginning units                                         0              0              0              0               0
                                             ------------   ------------   ------------   ------------   -------------
Ending units                                      280,165        299,510        245,215        420,059          47,005
                                             ============   ============   ============   ============   =============
Contracts with total expenses of 1.52% :
    Units sold                                          -              -              -              -               -
    Units redeemed                                      -              -              -              -               -
    Units transferred                                   -              -              -              -               -
                                             ------------   ------------   ------------   ------------   -------------
Increase (decrease) in units outstanding                -              -              -              -               -
Beginning units                                         -              -              -              -               -
                                             ------------   ------------   ------------   ------------   -------------
Ending units                                            -              -              -              -               -
                                             ============   ============   ============   ============   =============
Contracts with total expenses of 1.55% (1):
    Units sold                                     92,194        103,014        100,582        119,488           2,509
    Units redeemed                                     (5)            (7)             0              0             (54)
    Units transferred                              20,095         23,655         48,762              0          17,726
                                             ------------   ------------   ------------   ------------   -------------
Increase (decrease) in units outstanding          112,284        126,662        149,344        119,488          20,181
Beginning units                                         0              0              0              0               0
                                             ------------   ------------   ------------   ------------   -------------
Ending units                                      112,284        126,662        149,344        119,488          20,181
                                             ============   ============   ============   ============   =============
Contracts with total expenses of 1.55% (2):
    Units sold                                    149,474        123,651        136,185        147,909          33,041
    Units redeemed                                    (31)             0              0              0             (82)
    Units transferred                             (28,004)        25,098         57,896            491          17,815
                                             ------------   ------------   ------------   ------------   -------------
Increase (decrease) in units outstanding          121,439        148,749        194,081        148,400          50,774
Beginning units                                         0              0              0              0               0
                                             ------------   ------------   ------------   ------------   -------------
Ending units                                      121,439        148,749        194,081        148,400          50,774
                                             ============   ============   ============   ============   =============
Contracts with total expenses of 1.65% :
    Units sold                                    111,289         13,734         13,101            597               0
    Units redeemed                                      0             (4)           (13)             0              (2)
    Units transferred                              26,514          5,346         24,035             24          70,285
                                             ------------   ------------   ------------   ------------   -------------
Increase (decrease) in units outstanding          137,803         19,076         37,123            621          70,283
Beginning units                                         0              0              0              0               0
                                             ------------   ------------   ------------   ------------   -------------
Ending units                                      137,803         19,076         37,123            621          70,283
                                             ============   ============   ============   ============   =============
Contracts with total expenses of 1.70% (3):
    Units sold                                    193,185         35,863        115,646         28,843             246
    Units redeemed                                    (28)           (47)            (1)             0            (119)
    Units transferred                               1,015         44,294          1,093          9,059           2,379
                                             ------------   ------------   ------------   ------------   -------------
Increase (decrease) in units outstanding          194,172         80,110        116,738         37,902           2,506
Beginning units                                         0              0              0              0               0
                                             ------------   ------------   ------------   ------------   -------------
Ending units                                      194,172         80,110        116,738         37,902           2,506
                                             ============   ============   ============   ============   =============
Contracts with total expenses of 1.70% (4):
    Units sold                                     18,213         23,657              0            506          31,630
    Units redeemed                                      0            (38)             0              0             (39)
    Units transferred                                  59             90             25             24             274
                                             ------------   ------------   ------------   ------------   -------------
Increase (decrease) in units outstanding           18,272         23,709             25            530          31,865
Beginning units                                         0              0              0              0               0
                                             ------------   ------------   ------------   ------------   -------------
Ending units                                       18,272         23,709             25            530          31,865
                                             ============   ============   ============   ============   =============
Contracts With Total Expenses of 1.80% :
    Units sold                                     21,760         26,187         16,224          5,585              25
    Units redeemed                                      0              0              0              0               0
    Units transferred                               8,167          5,116          3,504          2,162          12,636
                                             ------------   ------------   ------------   ------------   -------------
Increase (decrease) in units outstanding           29,927         31,303         19,728          7,747          12,661
Beginning units                                         0              0              0              0               0
                                             ------------   ------------   ------------   ------------   -------------
Ending units                                       29,927         31,303         19,728          7,747          12,661
                                             ============   ============   ============   ============   =============
Contracts with total expenses of 1.95% (5):
    Units sold                                         25            806         27,765             25             295
    Units redeemed                                      0              0              0              0               0
    Units transferred                               2,924          7,695          3,272         20,179          19,968
                                             ------------   ------------   ------------   ------------   -------------
Increase (decrease) in units outstanding            2,949          8,501         31,037         20,204          20,263
Beginning units                                         0              0              0              0               0
                                             ------------   ------------   ------------   ------------   -------------
Ending units                                        2,949          8,501         31,037         20,204          20,263
                                             ============   ============   ============   ============   =============
Contracts with total expenses of 1.95% (6):
    Units sold                                          0              0              0         63,712           2,713
    Units redeemed                                   (776)        (1,162)             0              0            (589)
    Units transferred                              10,231         16,934             21             21          13,423
                                             ------------   ------------   ------------   ------------   -------------
Increase (decrease) in units outstanding            9,455         15,772             21         63,733          15,547
Beginning units                                         0              0              0              0               0
                                             ------------   ------------   ------------   ------------   -------------
Ending units                                        9,455         15,772             21         63,733          15,547
                                             ============   ============   ============   ============   =============

---------------------
(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

(7) For the period from February 14, 2005 (inception) to April 30, 2005.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005

                                                              Moderate       Balanced     Conservative    Large Cap      Large Cap
                                                Growth         Growth         Growth         Growth         Growth       Composite
                                               Strategy       Strategy       Strategy       Strategy       Portfolio     Portfolio
                                               (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)     (Class 1)
                                             ------------   ------------   ------------   ------------   -------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                 $   (710,509)  $   (331,571)  $    116,672   $    424,488   $   (200,204)  $   (57,820)
     Net realized gains (losses) from
         securities transactions               (5,280,230)    (4,222,885)    (1,729,000)      (895,693)    (1,797,980)     (327,152)
     Change in net unrealized appreciation
         (depreciation) of investments         24,236,997     21,886,608     12,875,342      7,242,848      4,450,949     1,196,237
                                             ------------   ------------   ------------   ------------   ------------   -----------
     Increase (decrease) in net assets from
         operations                            18,246,258     17,332,152     11,263,014      6,771,643      2,452,765       811,265
                                             ------------   ------------   ------------   ------------   ------------   -----------

From capital transactions
         Net proceeds from units sold             586,872        649,166        258,199        682,831         77,880        27,741
         Cost of units redeemed               (11,004,486)   (15,386,816)    (9,816,715)    (9,399,250)    (1,347,723)     (577,872)
         Annuity benefit payments                (162,681)      (175,056)       (83,484)      (164,909)        (3,832)         (822)
         Net transfers                          1,592,342      4,149,759        (29,909)       418,309        390,048       137,353
         Contract maintenance charge              (75,091)       (61,747)       (41,915)       (27,456)        (5,893)       (1,836)
                                             ------------   ------------   ------------   ------------   ------------   -----------
     Increase (decrease) in net assets from
         capital transactions                  (9,063,044)   (10,824,694)    (9,713,824)    (8,490,475)      (889,520)     (415,436)
                                             ------------   ------------   ------------   ------------   ------------   -----------

Increase (decrease) in net assets               9,183,214      6,507,458      1,549,190     (1,718,832)     1,563,245       395,829
Net assets at beginning of period             107,107,897    118,653,181     95,672,898     74,525,952     13,238,748     4,502,484
                                             ------------   ------------   ------------   ------------   ------------   -----------
Net assets at end of period                  $116,291,111   $125,160,639   $ 97,222,088   $ 72,807,120   $ 14,801,993   $ 4,898,313
                                             ============   ============   ============   ============   ============   ===========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
     Units sold                                    36,873         36,866         18,823         50,123          8,932         3,108
     Units redeemed                              (746,335)    (1,073,853)      (661,347)      (670,890)      (151,467)      (62,903)
     Units transferred                            116,094        290,714        (35,785)        19,576         49,943        16,116
                                             ------------   ------------   ------------   ------------   ------------   -----------
Increase (decrease) in units outstanding         (593,368)      (746,273)      (678,309)      (601,191)       (92,592)      (43,679)
Beginning units                                 8,185,269      9,029,123      7,234,961      5,578,436      1,778,572       583,952
                                             ------------   ------------   ------------   ------------   ------------   -----------
Ending units                                    7,591,901      8,282,850      6,556,652      4,977,245      1,685,980       540,273
                                             ============   ============   ============   ============   ============   ===========
Contracts with total expenses of 1.52% :
     Units sold                                     1,172          5,711             78            356          1,058             0
     Units redeemed                               (22,836)       (13,307)       (14,177)       (10,496)       (22,416)       (6,341)
     Units transferred                               (980)            43          8,110          2,919         (8,949)         (509)
                                             ------------   ------------   ------------   ------------   ------------   -----------
Increase (decrease) in units outstanding          (22,644)        (7,553)        (5,989)        (7,221)       (30,307)       (6,850)
Beginning units                                   203,459        180,653        168,763        123,733        176,478        20,743
                                             ------------   ------------   ------------   ------------   ------------   -----------
Ending units                                      180,815        173,100        162,774        116,512        146,171        13,893
                                             ============   ============   ============   ============   ============   ===========
Contracts with total expenses of 1.55% (1):
     Units sold                                         -              -              -              -              -             -
     Units redeemed                                     -              -              -              -              -             -
     Units transferred                                  -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============   ===========
Contracts with total expenses of 1.55% (2):
     Units sold                                         -              -              -              -              -             -
     Units redeemed                                     -              -              -              -              -             -
     Units transferred                                  -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============   ===========
Contracts with total expenses of 1.65% :
     Units sold                                         -              -              -              -              -             -
     Units redeemed                                     -              -              -              -              -             -
     Units transferred                                  -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============   ===========
Contracts with total expenses of 1.70% (3):
     Units sold                                         -              -              -              -              -             -
     Units redeemed                                     -              -              -              -              -             -
     Units transferred                                  -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============   ===========
Contracts with total expenses of 1.70% (4):
     Units sold                                         -              -              -              -              -             -
     Units redeemed                                     -              -              -              -              -             -
     Units transferred                                  -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============   ===========
Contracts with total expenses of 1.95% (5):
     Units sold                                         -              -              -              -              -             -
     Units redeemed                                     -              -              -              -              -             -
     Units transferred                                  -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============   ===========
Contracts with total expenses of 1.95% (6):
     Units sold                                         -              -              -              -              -             -
     Units redeemed                                     -              -              -              -              -             -
     Units transferred                                  -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============   ===========

----------------------
(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                              Large Cap        Mid Cap       Mid Cap                     International  Diversified
                                                Value          Growth         Value        Small Cap        Equity      Fixed Income
                                              Portfolio      Portfolio      Portfolio      Portfolio       Portfolio     Portfolio
                                              (Class 1)       (Class 1)      (Class 1)     (Class 1)       (Class 1)     (Class 1)
                                             ------------   ------------   ------------   ------------   -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                 $    (72,781)  $   (202,140)  $    (88,297)  $   (159,077)  $     (26,998) $   150,624
     Net realized gains (losses) from
         securities transactions                  (79,290)      (719,221)       505,659     (1,040,132)       (783,485)     539,670
     Change in net unrealized appreciation
         (depreciation) of investments          2,862,715      4,920,319      2,941,284      3,711,246       2,706,995     (738,132)
                                             ------------   ------------   ------------   ------------   -------------  -----------
     Increase (decrease) in net assets from
         operations                             2,710,644      3,998,958      3,358,646      2,512,037       1,896,512      (47,838)
                                             ------------   ------------   ------------   ------------   -------------  -----------

From capital transactions
         Net proceeds from units sold             101,367         23,523         20,844          9,891          31,036      120,730
         Cost of units redeemed                (1,427,268)    (1,751,643)    (1,550,624)    (1,600,055)       (818,911)  (1,992,977)
         Annuity benefit payments                  (5,561)        (2,118)       (12,880)        (4,184)         (1,222)     (23,716)
         Net transfers                            910,475      1,010,767        768,422      1,350,412         954,296   (3,186,777)
         Contract maintenance charge               (3,907)        (6,109)        (3,706)        (3,733)         (2,030)      (4,184)
                                             ------------   ------------   ------------   ------------   -------------  -----------
     Increase (decrease) in net assets from
         capital transactions                    (424,894)      (725,580)      (777,944)      (247,669)        163,169   (5,086,924)
                                             ------------   ------------   ------------   ------------   -------------  -----------

Increase (decrease) in net assets               2,285,750      3,273,378      2,580,702      2,264,368       2,059,681   (5,134,762)
Net assets at beginning of period              11,563,105     11,426,013     11,011,900      8,656,121       5,783,950   17,520,349
                                             ------------   ------------   ------------   ------------   -------------  -----------
Net assets at end of period                  $ 13,848,855   $ 14,699,391   $ 13,592,602   $ 10,920,489   $   7,843,631  $12,385,587
                                             ============   ============   ============   ============   =============  ===========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
     Units sold                                     8,801          1,898          1,197            991           3,938            0
     Units redeemed                              (116,682)      (126,945)       (87,318)      (150,276)       (102,632)    (150,371)
     Units transferred                             71,742         83,207         39,421        133,213         109,593     (265,340)
                                             ------------   ------------   ------------   ------------   -------------  -----------
Increase (decrease) in units outstanding          (36,139)       (41,840)       (46,700)       (16,072)         10,899     (415,711)
Beginning units                                 1,174,422      1,039,978        797,665      1,003,102         950,386    1,415,730
                                             ------------   ------------   ------------   ------------   -------------  -----------
Ending units                                    1,138,283        998,138        750,965        987,030         961,285    1,000,019
                                             ============   ============   ============   ============   =============  ===========
Contracts with total expenses of 1.52% :
     Units sold                                         0              0              0              0               0       10,515
     Units redeemed                                (5,031)        (7,735)        (5,141)        (4,622)         (9,545)     (24,749)
     Units transferred                              2,217          1,320          1,392            628           8,167       (3,246)
                                             ------------   ------------   ------------   ------------   -------------  -----------
Increase (decrease) in units outstanding           (2,814)        (6,415)        (3,749)        (3,994)         (1,378)     (17,480)
Beginning units                                    48,995         77,977         36,957         65,526          40,366       73,584
                                             ------------   ------------   ------------   ------------   -------------  -----------
Ending units                                       46,181         71,562         33,208         61,532          38,988       56,104
                                             ============   ============   ============   ============   =============  ===========
Contracts with total expenses of 1.55% (1):
     Units sold                                         -              -              -              -               -            -
     Units redeemed                                     -              -              -              -               -            -
     Units transferred                                  -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Increase (decrease) in units outstanding                -              -              -              -               -            -
Beginning units                                         -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Ending units                                            -              -              -              -               -            -
                                             ============   ============   ============   ============   =============  ===========
Contracts with total expenses of 1.55% (2):
     Units sold                                         -              -              -              -               -            -
     Units redeemed                                     -              -              -              -               -            -
     Units transferred                                  -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Increase (decrease) in units outstanding                -              -              -              -               -            -
Beginning units                                         -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Ending units                                            -              -              -              -               -            -
                                             ============   ============   ============   ============   =============  ===========
Contracts with total expenses of 1.65% :
     Units sold                                         -              -              -              -               -            -
     Units redeemed                                     -              -              -              -               -            -
     Units transferred                                  -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Increase (decrease) in units outstanding                -              -              -              -               -            -
Beginning units                                         -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Ending units                                            -              -              -              -               -            -
                                             ============   ============   ============   ============   =============  ===========
Contracts with total expenses of 1.70% (3):
     Units sold                                         -              -              -              -               -            -
     Units redeemed                                     -              -              -              -               -            -
     Units transferred                                  -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Increase (decrease) in units outstanding                -              -              -              -               -            -
Beginning units                                         -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Ending units                                            -              -              -              -               -            -
                                             ============   ============   ============   ============   =============  ===========
Contracts with total expenses of 1.70% (4):
     Units sold                                         -              -              -              -               -            -
     Units redeemed                                     -              -              -              -               -            -
     Units transferred                                  -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Increase (decrease) in units outstanding                -              -              -              -               -            -
Beginning units                                         -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Ending units                                            -              -              -              -               -            -
                                             ============   ============   ============   ============   =============  ===========
Contracts with total expenses of 1.95% (5):
     Units sold                                         -              -              -              -               -            -
     Units redeemed                                     -              -              -              -               -            -
     Units transferred                                  -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Increase (decrease) in units outstanding                -              -              -              -               -            -
Beginning units                                         -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Ending units                                            -              -              -              -               -            -
                                             ============   ============   ============   ============   =============  ===========
Contracts with total expenses of 1.95% (6):
     Units sold                                         -              -              -              -               -            -
     Units redeemed                                     -              -              -              -               -            -
     Units transferred                                  -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Increase (decrease) in units outstanding                -              -              -              -               -            -
Beginning units                                         -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Ending units                                            -              -              -              -               -            -
                                             ============   ============   ============   ============   =============  ===========

------------------------
(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                                 Cash          Focus                        Moderate       Balanced    Conservative
                                              Management       Growth         Growth         Growth         Growth        Growth
                                               Portfolio     Portfolio       Strategy       Strategy       Strategy      Strategy
                                               (Class 1)     (Class 1)       (Class 2)      (Class 2)      (Class 2)     (Class 2)
                                             ------------   ------------   ------------   ------------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                 $    (38,202)  $   (110,887)  $ (1,164,184)  $ (1,315,179)  $   (166,828) $    657,949
     Net realized gains (losses) from
         securities transactions                  (42,219)       (73,932)       777,514      3,718,968      2,131,655     3,935,535
     Change in net unrealized appreciation
         (depreciation) of investments             13,128      1,975,207     19,301,010     28,941,522     21,622,577     9,792,606
                                             ------------   ------------   ------------   ------------   ------------  ------------
     Increase (decrease) in net assets from
         operations                               (67,293)     1,790,388     18,914,340     31,345,311     23,587,404    14,386,090
                                             ------------   ------------   ------------   ------------   ------------  ------------

From capital transactions
         Net proceeds from units sold             752,936         60,476     23,691,299     50,363,277     41,860,800    22,895,918
         Cost of units redeemed                (1,866,288)      (835,131)    (7,374,058)   (13,824,756)   (13,329,950)  (15,258,675)
         Annuity benefit payments                    (683)        (2,694)             0              0              0             0
         Net transfers                         (1,485,035)       727,722     16,810,538     27,962,368     37,025,366    23,681,563
         Contract maintenance charge               (1,772)        (3,216)       (53,021)       (68,832)       (53,263)      (36,772)
                                             ------------   ------------   ------------   ------------   ------------  ------------
     Increase (decrease) in net assets from
         capital transactions                  (2,600,842)       (52,843)    33,074,758     64,432,057     65,502,953    31,282,034
                                             ------------   ------------   ------------   ------------   ------------  ------------

Increase (decrease) in net assets              (2,668,135)     1,737,545     51,989,098     95,777,368     89,090,357    45,668,124
Net assets at beginning of period               5,904,008      6,135,879    105,045,110    196,419,224    179,524,903   146,699,325
                                             ------------   ------------   ------------   ------------   ------------  ------------
Net assets at end of period                  $  3,235,873   $  7,873,424   $157,034,208   $292,196,592   $268,615,260  $192,367,449
                                             ============   ============   ============   ============   ============  ============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
     Units sold                                    69,642          9,154        546,309      1,220,418      1,207,867       629,042
     Units redeemed                              (146,973)      (114,388)      (166,277)      (260,086)      (335,553)     (407,274)
     Units transferred                           (139,063)       117,157        464,745        825,889        846,155       554,999
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding         (216,394)        11,923        844,777      1,786,221      1,718,469       776,767
Beginning units                                   513,839      1,038,908      2,216,069      4,343,097      4,992,135     3,892,566
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                      297,445      1,050,831      3,060,846      6,129,318      6,710,604     4,669,333
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.52% :
     Units sold                                       419              0              -              -              -             -
     Units redeemed                               (28,067)        (5,423)             -              -              -             -
     Units transferred                                (64)        (5,439)             -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding          (27,712)       (10,862)             -              -              -             -
Beginning units                                    33,488         61,088              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                        5,776         50,226              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (1):
     Units sold                                         -              -        261,700        569,542        293,570       144,778
     Units redeemed                                     -              -        (11,217)       (13,407)       (29,371)      (30,822)
     Units transferred                                  -              -        189,302         93,904        169,323       123,466
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -        439,785        650,039        433,522       237,422
Beginning units                                         -              -        204,828        378,604        477,296       383,364
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -        644,613      1,028,643        910,818       620,786
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (2):
     Units sold                                         -              -              -              -              -             -
     Units redeemed                                     -              -              -              -              -             -
     Units transferred                                  -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.65% :
     Units sold                                         -              -        653,524      1,400,118      1,348,264       766,139
     Units redeemed                                     -              -       (341,079)      (644,802)      (550,468)     (655,831)
     Units transferred                                  -              -        501,256      1,043,929      1,526,307       939,224
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -        813,701      1,799,245      2,324,103     1,049,532
Beginning units                                         -              -      5,721,099     10,114,386      8,138,037     6,677,871
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -      6,534,800     11,913,631     10,462,140     7,727,403
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (3):
     Units sold                                         -              -         24,337        139,335        121,708        83,144
     Units redeemed                                     -              -         (1,645)        (3,925)       (28,603)       (5,228)
     Units transferred                                  -              -            371         24,955         92,447        87,704
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -         23,063        160,365        185,552       165,620
Beginning units                                         -              -         41,281        166,501        222,032       134,998
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -         64,344        326,866        407,584       300,618
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (4):
     Units sold                                         -              -              -              -              -             -
     Units redeemed                                     -              -              -              -              -             -
     Units transferred                                  -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (5):
     Units sold                                         -              -        176,133        248,212         65,144        35,737
     Units redeemed                                     -              -           (279)       (51,944)        (8,145)       (3,771)
     Units transferred                                  -              -         16,613           (771)        46,329        28,426
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -        192,467        195,497        103,328        60,392
Beginning units                                         -              -        112,268        371,335        173,393       223,464
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -        304,735        566,832        276,721       283,856
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (6):
     Units sold                                         -              -              -              -              -             -
     Units redeemed                                     -              -              -              -              -             -
     Units transferred                                  -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============

---------------------
(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                               Large Cap     Large Cap     Large Cap      Mid Cap       Mid Cap
                                                 Growth      Composite       Value        Growth         Value       Small Cap
                                               Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                               (Class 2)     (Class 2)     (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                              ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                  $   (963,866) $   (365,401) $   (642,592) $   (907,851) $   (663,222) $   (813,514)
       Net realized gains (losses)
           from securities transactions           (107,711)      193,354       285,392     1,242,250       943,679     1,052,981
       Change in net unrealized appreciation
           (depreciation) of investments        10,556,936     3,886,517    15,064,228    13,713,320    16,606,669     9,369,082
                                              ------------  ------------  ------------  ------------  ------------  ------------
       Increase (decrease) in net
           assets from operations                9,485,359     3,714,470    14,707,028    14,047,719    16,887,126     9,608,549
                                              ------------  ------------  ------------  ------------  ------------  ------------

From capital transactions
           Net proceeds from units sold         10,908,137     5,094,913    11,956,117    10,090,220     9,633,421    10,999,380
           Cost of units redeemed               (3,412,370)   (1,135,168)   (4,614,370)   (3,847,878)   (4,605,608)   (3,453,579)
           Annuity benefit payments                      0             0             0             0             0             0
           Net transfers                         9,912,223     1,572,039    11,932,315    13,865,345    11,907,780    13,410,186
           Contract maintenance charge             (12,125)       (5,662)      (13,954)      (11,965)      (14,314)      (10,705)
                                              ------------  ------------  ------------  ------------  ------------  ------------
       Increase (decrease) in net
           assets from capital transactions     17,395,865     5,526,122    19,260,108    20,095,722    16,921,279    20,945,282
                                              ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets               26,881,224     9,240,592    33,967,136    34,143,441    33,808,405    30,553,831
Net assets at beginning of period               45,250,524    18,323,498    57,267,796    35,910,398    49,036,878    30,985,906
                                              ------------  ------------  ------------  ------------  ------------  ------------
Net assets at end of period                   $ 72,131,748  $ 27,564,090  $ 91,234,932  $ 70,053,839  $ 82,845,283  $ 61,539,737
                                              ============  ============  ============  ============  ============  ============

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
       Units sold                                  601,944       224,226       414,611       325,230       227,652       475,663
       Units redeemed                             (126,319)      (42,798)     (119,810)      (83,783)     (117,946)     (102,792)
       Units transferred                           447,750       143,765       384,744       324,388       200,027       397,045
                                              ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding           923,375       325,193       679,545       565,835       309,733       769,916
Beginning units                                  1,582,907       801,850     1,567,516       824,723     1,052,997       961,897
                                              ------------  ------------  ------------  ------------  ------------  ------------
Ending units                                     2,506,282     1,127,043     2,247,061     1,390,558     1,362,730     1,731,813
                                              ============  ============  ============  ============  ============  ============
Contracts with total expenses of 1.52% :
       Units sold                                        -             -             -             -             -             -
       Units redeemed                                    -             -             -             -             -             -
       Units transferred                                 -             -             -             -             -             -
                                              ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding                 -             -             -             -             -             -
Beginning units                                          -             -             -             -             -             -
                                              ------------  ------------  ------------  ------------  ------------  ------------
Ending units                                             -             -             -             -             -             -
                                              ============  ============  ============  ============  ============  ============
Contracts with total expenses of 1.55% (1):
       Units sold                                  113,155        52,743       100,343        67,493        65,727        90,345
       Units redeemed                              (10,159)       (3,992)      (10,521)       (4,534)       (3,408)       (6,263)
       Units transferred                            81,621         4,745        99,983        39,541        41,311        50,140
                                              ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding           184,617        53,496       189,805       102,500       103,630       134,222
Beginning units                                    226,901        73,579       234,655       144,167       102,439       150,877
                                              ------------  ------------  ------------  ------------  ------------  ------------
Ending units                                       411,518       127,075       424,460       246,667       206,069       285,099
                                              ============  ============  ============  ============  ============  ============
Contracts with total expenses of 1.55% (2):
       Units sold                                        -             -             -             -             -             -
       Units redeemed                                    -             -             -             -             -             -
       Units transferred                                 -             -             -             -             -             -
                                              ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding                 -             -             -             -             -             -
Beginning units                                          -             -             -             -             -             -
                                              ------------  ------------  ------------  ------------  ------------  ------------
Ending units                                             -             -             -             -             -             -
                                              ============  ============  ============  ============  ============  ============
Contracts with total expenses of 1.65% :
       Units sold                                  630,238       287,941       509,984       340,497       277,790       446,708
       Units redeemed                             (297,531)      (82,853)     (279,772)     (200,619)     (160,629)     (222,489)
       Units transferred                           706,489        44,337       589,561       692,960       489,909       832,960
                                              ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding         1,039,196       249,425       819,773       832,838       607,070     1,057,179
Beginning units                                  4,759,504     1,562,051     4,191,773     2,464,580     2,521,558     2,645,470
                                              ------------  ------------  ------------  ------------  ------------  ------------
Ending units                                     5,798,700     1,811,476     5,011,546     3,297,418     3,128,628     3,702,649
                                              ============  ============  ============  ============  ============  ============
Contracts with total expenses of 1.70% (3):
       Units sold                                   56,095        17,739        31,609        35,607        21,263        51,110
       Units redeemed                               (5,948)         (827)       (5,375)       (5,159)       (3,577)       (3,636)
       Units transferred                            37,455         6,176        26,811        19,965        22,370        34,737
                                              ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding            87,602        23,088        53,045        50,413        40,056        82,211
Beginning units                                     52,218        16,100        55,661        51,807        30,301        43,960
                                              ------------  ------------  ------------  ------------  ------------  ------------
Ending units                                       139,820        39,188       108,706       102,220        70,357       126,171
                                              ============  ============  ============  ============  ============  ============
Contracts with total expenses of 1.70% (4):
       Units sold                                        -             -             -             -             -             -
       Units redeemed                                    -             -             -             -             -             -
       Units transferred                                 -             -             -             -             -             -
                                              ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding                 -             -             -             -             -             -
Beginning units                                          -             -             -             -             -             -
                                              ------------  ------------  ------------  ------------  ------------  ------------
Ending units                                             -             -             -             -             -             -
                                              ============  ============  ============  ============  ============  ============
Contracts with total expenses of 1.95% (5):
       Units sold                                   31,608        23,406        36,865        24,294        28,251        36,972
       Units redeemed                                 (469)         (859)       (1,753)         (809)         (825)       (1,187)
       Units transferred                            13,037        (2,218)        8,261        28,537         7,702        32,715
                                              ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding            44,176        20,329        43,373        52,022        35,128        68,500
Beginning units                                     57,652        18,823        56,584        35,880        46,297        43,578
                                              ------------  ------------  ------------  ------------  ------------  ------------
Ending units                                       101,828        39,152        99,957        87,902        81,425       112,078
                                              ============  ============  ============  ============  ============  ============
Contracts with total expenses of 1.95% (6):
       Units sold                                        -             -             -             -             -             -
       Units redeemed                                    -             -             -             -             -             -
       Units transferred                                 -             -             -             -             -             -
                                              ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding                 -             -             -             -             -             -
Beginning units                                          -             -             -             -             -             -
                                              ------------  ------------  ------------  ------------  ------------  ------------
Ending units                                             -             -             -             -             -             -
                                              ============  ============  ============  ============  ============  ============

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                  (Continued)

                                             International  Diversified        Cash          Focus       Focus Growth     Focus
                                                Equity      Fixed Income    Management      Growth        and Income      Value
                                              Portfolio      Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                              (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)     (Class 2)
                                             ------------   ------------   ------------   ------------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                 $   (276,350)  $    870,502   $   (452,841)  $   (914,898)  $   (611,360) $   (589,556)
       Net realized gains (losses) from
          securities transactions               1,595,963      1,890,516       (177,761)       897,765        840,786     1,055,512
       Change in net unrealized
           appreciation (depreciation)
           of investments                       9,146,609     (3,940,356)       (40,305)    11,932,963      5,637,893     7,454,787
                                             ------------   ------------   ------------   ------------   ------------  ------------
       Increase (decrease) in net assets
           from operations                     10,466,222     (1,179,338)      (670,907)    11,915,830      5,867,319     7,920,743
                                             ------------   ------------   ------------   ------------   ------------  ------------

From capital transactions
           Net proceeds from units sold        11,033,544     21,498,206     24,299,858     14,126,417     10,505,364    11,780,057
           Cost of units redeemed              (4,530,367)   (12,113,171)   (19,105,720)    (4,484,265)    (2,222,238)   (2,494,323)
           Annuity benefit payments                     0              0              0              0              0             0
           Net transfers                       12,177,012    (20,733,335)    (5,419,244)     8,223,869     13,287,380     9,488,098
           Contract maintenance charge             (7,015)       (22,833)        (8,077)       (18,076)        (7,664)       (8,673)
                                             ------------   ------------   ------------   ------------   ------------  ------------
       Increase (decrease) in net assets
           from capital transactions           18,673,174    (11,371,133)      (233,183)    17,847,945     21,562,842    18,765,159
                                             ------------   ------------   ------------   ------------   ------------  ------------

Increase (decrease) in net assets              29,139,396    (12,550,471)      (904,090)    29,763,775     27,430,161    26,685,902
Net assets at beginning of period              30,120,703    142,395,670     50,041,649     36,675,271     22,237,737    21,014,443
                                             ------------   ------------   ------------   ------------   ------------  ------------
Net assets at end of period                  $ 59,260,099   $129,845,199   $ 49,137,559   $ 66,439,046   $ 49,667,898  $ 47,700,345
                                             ============   ============   ============   ============   ============  ============

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
       Units sold                                 796,531        978,244        889,973      1,056,278        552,983       527,420
       Units redeemed                            (448,997)      (459,016)    (1,388,897)      (252,088)      (109,565)     (118,030)
       Units transferred                           50,642       (294,235)       633,182        325,179        396,730       332,313
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding          398,176        224,993        134,258      1,129,369        840,148       741,703
Beginning units                                 2,151,847      3,456,342      1,941,412      2,221,909        952,184       891,278
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                    2,550,023      3,681,335      2,075,670      3,351,278      1,792,332     1,632,981
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.52% :
       Units sold                                       -              -              -              -              -             -
       Units redeemed                                   -              -              -              -              -             -
       Units transferred                                -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (1):
       Units sold                                 106,305        151,374        263,082        121,223        121,645        47,159
       Units redeemed                              (9,039)       (24,327)       (14,564)        (7,215)        (3,880)       (2,610)
       Units transferred                          199,436        106,068       (319,844)        59,859         56,293        30,783
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding          296,702        233,115        (71,326)       173,867        174,058        75,332
Beginning units                                   271,634        380,308        285,550        220,869        113,993       103,476
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                      568,336        613,423        214,224        394,736        288,051       178,808
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (2):
       Units sold                                       -              -              -              -              -             -
       Units redeemed                                   -              -              -              -              -             -
       Units transferred                                -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.65% :
       Units sold                                 539,153        630,369        878,231        824,402        508,952       365,010
       Units redeemed                            (200,313)      (538,434)      (346,006)      (381,033)      (147,198)      (83,648)
       Units transferred                        1,250,783     (1,647,231)      (647,837)       803,004      1,102,170       437,370
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding        1,589,623     (1,555,296)      (115,612)     1,246,373      1,463,924       718,732
Beginning units                                 2,699,673      8,116,122      2,311,296      4,048,644      1,934,738     1,148,040
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                    4,289,296      6,560,826      2,195,684      5,295,017      3,398,662     1,866,772
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (3):
       Units sold                                  38,973         34,303         33,391         79,738         27,533        46,785
       Units redeemed                              (1,246)        (6,535)        (5,179)        (4,264)        (2,542)       (1,948)
       Units transferred                           38,353         49,381        (36,317)        40,899         34,923        26,285
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding           76,080         77,149         (8,105)       116,373         59,914        71,122
Beginning units                                    34,369         78,013         75,133         69,448         44,677        42,177
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                      110,449        155,162         67,028        185,821        104,591       113,299
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (4):
       Units sold                                       -              -              -              -              -             -
       Units redeemed                                   -              -              -              -              -             -
       Units transferred                                -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (5):
       Units sold                                  49,063         42,656        212,023         44,691         31,902        31,083
       Units redeemed                                  (7)        (5,788)       (30,050)        (1,242)          (809)       (1,778)
       Units transferred                           23,796        (19,417)      (141,970)        49,282         26,032        27,591
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding           72,852         17,451         40,003         92,731         57,125        56,896
Beginning units                                    22,345        174,520         55,443         41,931         27,407        50,214
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                       95,197        191,971         95,446        134,662         84,532       107,110
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (6):
       Units sold                                       -              -              -              -              -             -
       Units redeemed                                   -              -              -              -              -             -
       Units transferred                                -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                Focus                      Moderate        Balanced     Conservative    Large Cap
                                               TechNet       Growth         Growth          Growth         Growth        Growth
                                              Portfolio     Strategy       Strategy        Strategy       Strategy      Portfolio
                                              (Class 2)     (Class 3)      (Class 3)       (Class 3)      (Class 3)     (Class 3)
                                             ------------  ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                 $   (332,246) $    (23,003)  $    (53,060)  $    (34,680)  $     (9,725)  $    (20,765)
       Net realized gains (losses) from
           securities transactions              2,156,002        34,502         60,810        272,651        184,103          6,908
       Change in net unrealized appreciation
           (depreciation) of investments        4,792,261      (254,562)      (565,325)      (346,069)      (321,276)       (53,267)
                                             ------------  ------------   ------------   ------------   ------------   ------------
       Increase (decrease) in net assets
           from operations                      6,616,017      (243,063)      (557,575)      (108,098)      (146,898)       (67,124)
                                             ------------  ------------   ------------   ------------   ------------   ------------

From capital transactions
           Net proceeds from units sold         6,733,421    10,061,691     23,606,507     22,638,650     15,660,603      5,874,709
           Cost of units redeemed              (1,529,481)      (31,826)       (57,845)      (324,233)      (375,324)       (21,174)
           Annuity benefit payments                     0             0              0              0              0              0
           Net transfers                        6,447,066       848,501      1,953,203        689,668      1,264,025      1,311,449
           Contract maintenance charge             (5,833)            0              0              0              0              0
                                             ------------  ------------   ------------   ------------   ------------   ------------
       Increase (decrease) in net assets
            from capital transactions          11,645,173    10,878,366     25,501,865     23,004,085     16,549,304      7,164,984
                                             ------------  ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets              18,261,190    10,635,303     24,944,290     22,895,987     16,402,406      7,097,860
Net assets at beginning of period              10,693,989        36,337        223,550        415,754         32,812         49,212
                                             ------------  ------------   ------------   ------------   ------------   ------------
Net assets at end of period                  $ 28,955,179  $ 10,671,640   $ 25,167,840   $ 23,311,741   $ 16,435,218   $  7,147,072
                                             ============  ============   ============   ============   ============   ============

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
       Units sold                               1,007,247       243,454        796,386        477,878        389,628        312,445
       Units redeemed                            (170,442)       (1,100)        (2,097)        (7,533)          (573)          (544)
       Units transferred                          287,258        43,067         34,472         (7,899)        30,828         88,907
                                             ------------  ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding        1,124,063       285,421        828,761        462,446        419,883        400,808
Beginning units                                 1,612,980             0              0              0              0              0
                                             ------------  ------------   ------------   ------------   ------------   ------------
Ending units                                    2,737,043       285,421        828,761        462,446        419,883        400,808
                                             ============  ============   ============   ============   ============   ============
Contracts with total expenses of 1.52% :
       Units sold                                       -             -              -              -              -              -
       Units redeemed                                   -             -              -              -              -              -
       Units transferred                                -             -              -              -              -              -
                                             ------------  ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                -             -              -              -              -              -
Beginning units                                         -             -              -              -              -              -
                                             ------------  ------------   ------------   ------------   ------------   ------------
Ending units                                            -             -              -              -              -              -
                                             ============  ============   ============   ============   ============   ============
Contracts with total expenses of 1.55% (1):
       Units sold                                  47,030             -              -              -              -              -
       Units redeemed                              (1,258)            -              -              -              -              -
       Units transferred                           31,970             -              -              -              -              -
                                             ------------  ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding           77,742             -              -              -              -              -
Beginning units                                   133,469             -              -              -              -              -
                                             ------------  ------------   ------------   ------------   ------------   ------------
Ending units                                      211,211             -              -              -              -              -
                                             ============  ============   ============   ============   ============   ============
Contracts with total expenses of 1.55% (2):
       Units sold                                       -        23,435         48,393        121,466        215,794         29,469
       Units redeemed                                   -          (392)        (1,637)        (7,657)       (19,967)           (96)
       Units transferred                                -         3,575         16,573          8,670         46,024         21,269
                                             ------------  ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                -        26,618         63,329        122,479        241,851         50,642
Beginning units                                         -           290            874         17,239          1,694          3,638
                                             ------------  ------------   ------------   ------------   ------------   ------------
Ending units                                            -        26,908         64,203        139,718        243,545         54,280
                                             ============  ============   ============   ============   ============   ============
Contracts with total expenses of 1.65% :
       Units sold                                 626,185       364,948        674,381        573,895        397,499        315,705
       Units redeemed                            (177,390)          (63)          (134)          (897)        (2,233)        (1,063)
       Units transferred                        1,008,509         6,973         78,834         12,639        (21,001)        43,530
                                             ------------  ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding        1,457,304       371,858        753,081        585,637        374,265        358,172
Beginning units                                 1,595,909             0              0              0              0              0
                                             ------------  ------------   ------------   ------------   ------------   ------------
Ending units                                    3,053,213       371,858        753,081        585,637        374,265        358,172
                                             ============  ============   ============   ============   ============   ============
Contracts with total expenses of 1.70% (3):
       Units sold                                  38,595             -              -              -              -              -
       Units redeemed                             (12,054)            -              -              -              -              -
       Units transferred                           32,894             -              -              -              -              -
                                             ------------  ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding           59,435             -              -              -              -              -
Beginning units                                   252,634             -              -              -              -              -
                                             ------------  ------------   ------------   ------------   ------------   ------------
Ending units                                      312,069             -              -              -              -              -
                                             ============  ============   ============   ============   ============   ============
Contracts with total expenses of 1.70% (4):
       Units sold                                       -        10,844         31,630         97,349         29,936         43,236
       Units redeemed                                   -          (218)             0           (246)        (2,968)          (135)
       Units transferred                                -         1,921            877          7,488         22,028          3,494
                                             ------------  ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                -        12,547         32,507        104,591         48,996         46,595
Beginning units                                         -         2,541         16,596          5,918            798             16
                                             ------------  ------------   ------------   ------------   ------------   ------------
Ending units                                            -        15,088         49,103        110,509         49,794         46,611
                                             ============  ============   ============   ============   ============   ============
Contracts with total expenses of 1.95% (5):
       Units sold                                  13,919             -              -              -              -              -
       Units redeemed                              (1,313)            -              -              -              -              -
       Units transferred                           53,850             -              -              -              -              -
                                             ------------  ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding           66,456             -              -              -              -              -
Beginning units                                    61,135             -              -              -              -              -
                                             ------------  ------------   ------------   ------------   ------------   ------------
Ending units                                      127,591             -              -              -              -              -
                                             ============  ============   ============   ============   ============   ============
Contracts with total expenses of 1.95% (6):
       Units sold                                       -        21,606         21,745        303,509         60,616         20,800
       Units redeemed                                   -          (338)             0         (5,813)             0           (774)
       Units transferred                                -            (8)             3         28,866         11,171          2,430
                                             ------------  ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                -        21,260         21,748        326,562         71,787         22,456
Beginning units                                         -             8              8          9,352              8          3,614
                                             ------------  ------------   ------------   ------------   ------------   ------------
Ending units                                            -        21,268         21,756        335,914         71,795         26,070
                                             ============  ============   ============   ============   ============   ============

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                  (Continued)

                                                      Large Cap    Large Cap      Mid Cap     Mid Cap                  International
                                                      Composite      Value        Growth       Value      Small Cap        Equity
                                                      Portfolio    Portfolio     Portfolio   Portfolio    Portfolio      Portfolio
                                                      (Class 3)    (Class 3)     (Class 3)    (Class 3)   (Class 3)       (Class 3)
                                                      ----------   ----------   ----------   ----------   ----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                          $   (9,518)  $  (20,065)  $  (26,164)  $  (19,223)  $  (24,368)  $    (15,196)
       Net realized gains (losses) from securities
           transactions                                   16,685       13,156       42,840        9,688       55,468        136,129
       Change in net unrealized appreciation
           (depreciation) of investments                 (38,609)     (69,741)     (63,395)      25,116     (299,706)       (10,318)
                                                      ----------   ----------   ----------   ----------   ----------   ------------
       Increase (decrease) in net assets from
           operations                                    (31,442)     (76,650)     (46,719)      15,581     (268,606)       110,615
                                                      ----------   ----------   ----------   ----------   ----------   ------------

From capital transactions
           Net proceeds from units sold                2,459,092    6,477,496    6,534,998    6,020,438    6,499,134      4,753,748
           Cost of units redeemed                        (11,283)     (25,982)     (39,152)     (28,601)     (31,699)       (15,477)
           Annuity benefit payments                            0            0            0            0            0              0
           Net transfers                                 193,962      690,010      950,180      722,292      786,048        721,194
           Contract maintenance charge                         0            0           (4)           0           (3)             0
                                                      ----------   ----------   ----------   ----------   ----------   ------------
       Increase (decrease) in net assets from
           capital transactions                        2,641,771    7,141,524    7,446,022    6,714,129    7,253,480      5,459,465
                                                      ----------   ----------   ----------   ----------   ----------   ------------

Increase (decrease) in net assets                      2,610,329    7,064,874    7,399,303    6,729,710    6,984,874      5,570,080
Net assets at beginning of period                          2,299       49,751       43,086       43,996       25,364         59,092
                                                      ----------   ----------   ----------   ----------   ----------   ------------
Net assets at end of period                           $2,612,628   $7,114,625   $7,442,389   $6,773,706   $7,010,238   $  5,629,172
                                                      ==========   ==========   ==========   ==========   ==========   ============

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
       Units sold                                        131,904      233,910      217,276      170,639      294,984        308,428
       Units redeemed                                       (224)        (350)        (491)        (282)        (728)          (412)
       Units transferred                                  26,448       19,188       20,711       14,599       36,011         39,030
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Increase (decrease) in units outstanding                 158,128      252,748      237,496      184,956      330,267        347,046
Beginning units                                                0            0            0            0            0              0
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Ending units                                             158,128      252,748      237,496      184,956      330,267        347,046
                                                      ==========   ==========   ==========   ==========   ==========     ==========
Contracts with total expenses of 1.52% :
       Units sold                                              -            -            -            -            -              -
       Units redeemed                                          -            -            -            -            -              -
       Units transferred                                       -            -            -            -            -              -
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Increase (decrease) in units outstanding                       -            -            -            -            -              -
Beginning units                                                -            -            -            -            -              -
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Ending units                                                   -            -            -            -            -              -
                                                      ==========   ==========   ==========   ==========   ==========     ==========
Contracts with total expenses of 1.55% (1):
       Units sold                                              -            -            -            -            -              -
       Units redeemed                                          -            -            -            -            -              -
       Units transferred                                       -            -            -            -            -              -
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Increase (decrease) in units outstanding                       -            -            -            -            -              -
Beginning units                                                -            -            -            -            -              -
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Ending units                                                   -            -            -            -            -              -
                                                      ==========   ==========   ==========   ==========   ==========     ==========
Contracts with total expenses of 1.55% (2):
       Units sold                                         40,920       25,596       21,381       18,072       21,751         29,057
       Units redeemed                                       (739)        (207)        (241)        (278)         (60)           (93)
       Units transferred                                 (10,134)      12,551       10,240       12,871       15,869         10,617
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Increase (decrease) in units outstanding                  30,047       37,940       31,380       30,665       37,560         39,581
Beginning units                                              281        2,728        3,501        3,525        3,095          8,801
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Ending units                                              30,328       40,668       34,881       34,190       40,655         48,382
                                                      ==========   ==========   ==========   ==========   ==========     ==========
Contracts with total expenses of 1.65% :
       Units sold                                         75,072      236,131      195,640      133,687      236,573        231,202
       Units redeemed                                        (17)      (1,030)      (1,245)        (459)        (993)        (1,003)
       Units transferred                                   2,820       24,172       31,541       13,567       17,576         41,757
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Increase (decrease) in units outstanding                  77,875      259,273      225,936      146,795      253,156        271,956
Beginning units                                                0            0            0            0            0              0
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Ending units                                              77,875      259,273      225,936      146,795      253,156        271,956
                                                      ==========   ==========   ==========   ==========   ==========     ==========
Contracts with total expenses of 1.70% (3):
       Units sold                                              -            -            -            -            -              -
       Units redeemed                                          -            -            -            -            -              -
       Units transferred                                       -            -            -            -            -              -
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Increase (decrease) in units outstanding                       -            -            -            -            -              -
Beginning units                                                -            -            -            -            -              -
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Ending units                                                   -            -            -            -            -              -
                                                      ==========   ==========   ==========   ==========   ==========     ==========
Contracts with total expenses of 1.70% (4):
       Units sold                                         20,022       37,205       27,834       21,769       36,849         28,275
       Units redeemed                                       (163)         (95)         (51)        (250)        (393)          (139)
       Units transferred                                   2,287        3,139        5,159          516        1,520         13,705
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Increase (decrease) in units outstanding                  22,146       40,249       32,942       22,035       37,976         41,841
Beginning units                                               14           12           11            9           13             17
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Ending units                                              22,160       40,261       32,953       22,044       37,989         41,858
                                                      ==========   ==========   ==========   ==========   ==========     ==========
Contracts with total expenses of 1.95% (5):
       Units sold                                              -            -            -            -            -              -
       Units redeemed                                          -            -            -            -            -              -
       Units transferred                                       -            -            -            -            -              -
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Increase (decrease) in units outstanding                       -            -            -            -            -              -
Beginning units                                                -            -            -            -            -              -
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Ending units                                                   -            -            -            -            -              -
                                                      ==========   ==========   ==========   ==========   ==========     ==========
Contracts with total expenses of 1.95% (6):
       Units sold                                          8,554       19,968        9,063        9,660       12,866          9,912
       Units redeemed                                        (92)        (559)        (797)        (417)        (797)          (289)
       Units transferred                                     487        1,198        3,503          946        3,493          2,651
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Increase (decrease) in units outstanding                   8,949       20,607       11,769       10,189       15,562         12,274
Beginning units                                               14        2,691          688            9           13          1,344
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Ending units                                               8,963       23,298       12,457       10,198       15,575         13,618
                                                      ==========   ==========   ==========   ==========   ==========     ==========

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                  (Continued)

                                                  Diversified      Cash          Focus      Focus Growth    Focus         Focus
                                                  Fixed Income  Management      Growth       and Income     Value         TechNet
                                                   Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                   (Class 3)     (Class 3)     (Class 3)     (Class 3)     (Class 3)     (Class 3)
                                                  -----------   -----------   -----------   ------------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                      $    (4,530)  $   (21,911)  $   (25,898)  $    (28,716) $   (17,472)  $   (14,863)
       Net realized gains (losses) from
           securities transactions                    (25,468)       (8,534)       31,906         23,940        7,004        12,936
       Change in net unrealized appreciation
           (depreciation) of investments             (193,048)       (4,961)     (205,129)       (98,049)    (115,402)       30,398
                                                  -----------   -----------   -----------   ------------  -----------   -----------
       Increase (decrease) in net assets
          from operations                            (223,046)      (35,406)     (199,121)      (102,825)    (125,870)       28,471
                                                  -----------   -----------   -----------   ------------  -----------   -----------

From capital transactions
           Net proceeds from units sold             8,080,856     9,455,621     8,583,507      8,247,767    5,262,773     4,333,023
           Cost of units redeemed                    (392,841)   (2,078,256)      (45,342)       (50,992)     (42,767)      (51,048)
           Annuity benefit payments                         0             0             0              0            0             0
           Net transfers                              547,766    (1,049,105)      164,480        885,453      386,230       270,085
           Contract maintenance charge                      0             0           (10)           (11)           0            (7)
                                                  -----------   -----------   -----------   ------------  -----------   -----------
       Increase (decrease) in net assets from
          capital transactions                      8,235,781     6,328,260     8,702,635      9,082,217    5,606,236     4,552,053
                                                  -----------   -----------   -----------   ------------  -----------   -----------

Increase (decrease) in net assets                   8,012,735     6,292,854     8,503,514      8,979,392    5,480,366     4,580,524
Net assets at beginning of period                   1,727,262       248,498         6,577         76,908       16,771           354
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Net assets at end of period                       $ 9,739,997   $ 6,541,352   $ 8,510,091   $  9,056,300  $ 5,497,137   $ 4,580,878
                                                  ===========   ===========   ===========   ============  ===========   ===========

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
       Units sold                                     301,116       360,110       616,384        358,309      196,148       631,030
       Units redeemed                                    (809)       (2,254)         (967)          (812)        (143)       (1,114)
       Units transferred                               22,752       (19,632)       23,017         34,255       17,869        (7,954)
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Increase (decrease) in units outstanding              323,059       338,224       638,434        391,752      213,874       621,962
Beginning units                                             0             0             0              0            0             0
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Ending units                                          323,059       338,224       638,434        391,752      213,874       621,962
                                                  ===========   ===========   ===========   ============  ===========   ===========
Contracts with total expenses of 1.52% :
       Units sold                                           -             -             -              -            -             -
       Units redeemed                                       -             -             -              -            -             -
       Units transferred                                    -             -             -              -            -             -
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Increase (decrease) in units outstanding                    -             -             -              -            -             -
Beginning units                                             -             -             -              -            -             -
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Ending units                                                -             -             -              -            -             -
                                                  ===========   ===========   ===========   ============  ===========   ===========
Contracts with total expenses of 1.55% (1):
       Units sold                                           -             -             -              -            -             -
       Units redeemed                                       -             -             -              -            -             -
       Units transferred                                    -             -             -              -            -             -
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Increase (decrease) in units outstanding                    -             -             -              -            -             -
Beginning units                                             -             -             -              -            -             -
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Ending units                                                -             -             -              -            -             -
                                                  ===========   ===========   ===========   ============  ===========   ===========
Contracts with total expenses of 1.55% (2):
       Units sold                                     167,377       325,345        93,870         46,305       39,900        68,936
       Units redeemed                                 (11,233)     (182,314)       (4,121)        (3,303)      (2,893)       (8,472)
       Units transferred                                2,018         9,456       (22,006)        29,919        9,506         4,514
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Increase (decrease) in units outstanding              158,162       152,487        67,743         72,921       46,513        64,978
Beginning units                                        96,751           275            19          9,721        1,339            43
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Ending units                                          254,913       152,762        67,762         82,642       47,852        65,021
                                                  ===========   ===========   ===========   ============  ===========   ===========
Contracts with total expenses of 1.65% :
       Units sold                                     145,939       180,620       438,365        387,194      169,063       263,213
       Units redeemed                                    (218)       (1,989)         (603)        (1,153)         (66)       (1,954)
       Units transferred                               43,025       (90,402)        9,911         19,617        1,930        32,552
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Increase (decrease) in units outstanding              188,746        88,229       447,673        405,658       170,927      293,811
Beginning units                                             0             0             0              0            0             0
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Ending units                                          188,746        88,229       447,673        405,658      170,927       293,811
                                                  ===========   ===========   ===========   ============  ===========   ===========
Contracts with total expenses of 1.70% (3):
       Units sold                                           -             -             -              -            -             -
       Units redeemed                                       -             -             -              -            -             -
       Units transferred                                    -             -             -              -            -             -
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Increase (decrease) in units outstanding                    -             -             -              -            -             -
Beginning units                                             -             -             -              -            -             -
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Ending units                                                -             -             -              -            -             -
                                                  ===========   ===========   ===========   ============  ===========   ===========
Contracts with total expenses of 1.70% (4):
       Units sold                                      14,905        23,191        13,261         91,552        6,973        25,003
       Units redeemed                                 (20,983)         (281)            0            (11)        (279)          (59)
       Units transferred                               (8,624)            0         5,239          7,326        1,835        22,537
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Increase (decrease) in units outstanding              (14,702)       22,910        18,500         98,867        8,529        47,481
Beginning units                                        36,523         5,144         1,141            558          442            42
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Ending units                                           21,821        28,054        19,641         99,425        8,971        47,523
                                                  ===========   ===========   ===========   ============  ===========   ===========
Contracts with total expenses of 1.95% (5):
       Units sold                                           -             -             -              -            -             -
       Units redeemed                                       -             -             -              -            -             -
       Units transferred                                    -             -             -              -            -             -
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Increase (decrease) in units outstanding                    -             -             -              -            -             -
Beginning units                                             -             -             -              -            -             -
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Ending units                                                -             -             -              -            -             -
                                                  ===========   ===========   ===========   ============  ===========   ===========
Contracts with total expenses of 1.95% (6):
       Units sold                                      59,171             0        16,055         35,084        8,031         3,125
       Units redeemed                                    (906)       (8,003)         (476)          (321)         (24)          (82)
       Units transferred                              (19,230)        1,077         8,414          9,611          131         6,764
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Increase (decrease) in units outstanding               39,035        (6,926)       23,993         44,374        8,138         9,807
Beginning units                                        18,070        17,724            19             15           12            42
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Ending units                                           57,105        10,798        24,012         44,389        8,150         9,849
                                                  ===========   ===========   ===========   ============  ===========   ===========

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION

      Variable Annuity Account Five of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company (FKA Anchor National Life Insurance Company), (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company for 2002. Effective March 1, 2003, the Company is using its new name exclusively. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

      The Separate Account offers the following variable annuity products:
      Seasons, Seasons Select, Seasons Select II, Seasons Advisor, Seasons Triple Elite and Seasons Advisor II. Seasons was launched on April 15, 1997. Seasons Select was launched on March 1, 1999. Seasons Select II was launched on October 14, 2000. Seasons Advisor was launched on October 1, 2001. Seasons Triple Elite was launched on December 10, 2001. Seasons Advisor II was launched on November 11, 2002.

      The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

      The Separate Account is composed of a total of 41 variable portfolios and 12 variable strategies of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: four Class 1, four Class 2 and four Class 3 multi-managed variable investment strategies (the "Strategies"), nine Class 1, nine Class 2 and fourteen Class 3 variable portfolios (the "Select Portfolios"), and one Class 1, four Class 2 and four Class 3 focused portfolios (the "Focused Portfolios"), each with a distinct investment objective. The Strategies are comprised of Growth, Moderate Growth, Balanced Growth, and Conservative Growth. Each strategy invests in the shares of a designated multi-managed portfolio of the Trust and in two other portfolios of the Trust. Each of the Select Portfolios and the Focused Portfolios is invested solely in the shares of a designated portfolio of the Trust. The Trust is a diversified, open-end, affiliated investment company, which retains an investment advisor to assist in its investment activities. The contract holder may elect to have payments allocated to any of seven guaranteed-interest

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION(continued)

      funds of the Company (the "General Account"), which are not a part of the Separate Account. The products offer investments in different classes of shares of the portfolios of the Seasons Series Trust (the "Trust"). The primary difference between the classes is Class 2 and Class 3 shares are subject to 12b-1 fees of 0.15% and 0.25%, respectively, of each classes' average daily net assets, while Class 1 shares are not subject to 12b-1 fees. The financial statements include balances allocated by the participant to the Strategies, Select Portfolios and Focused Portfolios and do not include balances allocated to the General Account.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

      RECEIVABLE FROM/PAYABLE TO AIG SUNAMERICA LIFE ASSURANCE COMPANY: Balances represent receivable from/payable to the Company for trades in the Variable Accounts that were executed subsequent to year-end to correct transactions previously processed during the fiscal year.

      FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

      USE OF ESTIMATES: The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that effect amounts reported therein. Actual results could differ from these estimates.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

      RECLASSIFICATION: Prior year balances have been reclassified to conform with the current year presentation.

      RESERVES FOR ANNUITY CONTRACTS ON BENEFITS: For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments.

      At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company.

      Annuity reserves are calculated according to the Annuity 2000 Mortality Table, the 1971 Individual Annuity Mortality Table, and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization.

3.    CHARGES AND DEDUCTIONS

      Charges and deductions are applied against the current value of the Separate Account and are paid as follows.

      WITHDRAWAL CHARGE: Contracts without the Seasons Rewards Program provide that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the contracts, with a maximum charge of 9% of any amount withdrawn that exceed the free withdrawal amount.

      The Seasons Rewards Program adds an amount to the contract (an "Initial Payment Enhancement") each time a purchase payment is submitted. An Initial Payment Enhancement is calculated as a percentage of each Purchase Payment. The minimum Initial Payment Enhancement is 2.00% of each Purchase Payment. Additionally, a discretionary amount may be added to the contract. If offered and elected, the maximum withdrawal charge for contracts with this option is 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as redemptions in the accompanying Statement of Changes in Net Assets.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.    CHARGES AND DEDUCTIONS (continued)

      CONTRACT MAINTENANCE CHARGE: An annual contract maintenance fee of $35 ($30 in North Dakota and Utah) is charged against certain contracts issued, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contracts. The contract maintenance fee will be assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge will be assessed as of the date of surrender, and deducted from that withdrawal.

      MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis. The total annual rate of the net asset value of each Strategy/Select Portfolio/Focused Portfolio, depending on the benefit options elected for each product, is as follows:
      Seasons 1.25%, Seasons Select 1.25% or 1.37%, Seasons Select II 1.25%, 1.40%, 1.45% or 1.65%, Seasons Advisor 1.25% or 1.50%, Seasons Triple Elite 1.40%, 1.55% or 1.80% and Seasons Advisor II 1.40%, 1.55% or 1.80%.
      The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

      DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each Strategy/Select Portfolio/Focused Portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not enough to cover the cost of distributing the contract, the Company will bear the loss.

      TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

      INCOME PROTECTOR FEE: The optional Income Protector Program, offered with certain contracts, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is 0.10% of the Income Benefit Base, deducted annually from the contract value, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for purchase payments, proportional withdrawals, fees and charges.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.    CHARGES AND DEDUCTIONS (continued)

      SEASONS PROMISE FEE: The optional Seasons Promise Program offered in Seasons Select II and Seasons Triple Elite, provides a guaranteed minimum contract value at the end of an applicable waiting period. The fee is from 0% to 0.65% of the contract value including purchase payments received prior to the 90th day from the contract issue date. The fee is deducted quarterly from the contract value during the waiting period, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

      INCOME REWARDS FEE: The optional Income Rewards feature offered in Seasons Select II and Seasons Triple Elite, provides guaranteed withdrawals over a minimum number of years that, in total, equal at least the initial purchase payment adjusted for withdrawals. The fee is from 0.45% to 0.65% of purchase payments adjusted for withdrawals. It is deducted quarterly from the contract value and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

      PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range from 0% to 3.5%. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

      SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS

      The aggregate cost of the Trust's shares acquired and the aggregate proceeds from shares sold during the year ended April 30, 2005 consist of the following:

                                                                 Cost of Shares      Proceeds from
                 Variable Accounts                                  Acquired          Shares Sold
--------------------------------------------------------         --------------      -------------
Multi-Managed Growth Portfolio (Class 1)                          $   1,571,864       $ 14,932,141
Multi-Managed Moderate Growth Portfolio (Class 1)                     2,984,268         16,360,994
Multi-Managed Income/Equity Portfolio (Class 1)                       3,697,422         12,673,764
Multi-Managed Income Portfolio (Class 1)                              4,050,706         10,031,135
Asset Allocation: Diversified Growth Portfolio (Class 1)              4,371,194         26,592,514
Stock Portfolio (Class 1)                                             4,782,812         22,308,943
Large Cap Growth Portfolio (Class 1)                                  1,489,265          3,959,625
Large Cap Composite Portfolio (Class 1)                               1,743,659          2,455,839
Large Cap Value Portfolio (Class 1)                                   1,898,256          2,889,378
Mid Cap Growth Portfolio (Class 1)                                    2,464,005          4,523,100
Mid Cap Value Portfolio (Class 1)                                     3,105,096          3,307,048
Small Cap Portfolio (Class 1)                                         3,284,982          5,449,471
International Equity Portfolio (Class 1)                              1,265,461          1,249,425
Diversified Fixed Income Portfolio (Class 1)                          3,651,142          4,292,372
Cash Management Portfolio (Class 1)                                   6,884,423          5,876,212
Focus Growth Portfolio (Class 1)                                        706,182          2,025,898
Multi-Managed Growth Portfolio (Class 2)                              7,847,789         15,029,484
Multi-Managed Moderate Growth Portfolio (Class 2)                    19,337,411         23,506,382
Multi-Managed Income/Equity Portfolio (Class 2)                      19,178,979         23,441,682
Multi-Managed Income Portfolio (Class 2)                             21,308,895         22,991,548
Asset Allocation: Diversified Growth Portfolio (Class 2)             26,987,622         43,211,891
Stock Portfolio (Class 2)                                            24,420,141         34,987,567
Large Cap Growth Portfolio (Class 2)                                 15,455,387         15,781,149
Large Cap Composite Portfolio (Class 2)                               5,209,515          5,783,457
Large Cap Value Portfolio (Class 2)                                  26,221,833         17,991,497
Mid Cap Growth Portfolio (Class 2)                                   21,189,612         21,510,321
Mid Cap Value Portfolio (Class 2)                                    39,723,416         24,279,127
Small Cap Portfolio (Class 2)                                        21,259,014         20,565,875
International Equity Portfolio (Class 2)                             31,311,075         11,806,550
Diversified Fixed Income Portfolio (Class 2)                         35,526,006         42,680,696
Cash Management Portfolio (Class 2)                                  68,557,773         63,623,199
Focus Growth Portfolio (Class 2)                                     16,998,193         16,678,793
Focus Growth and Income Portfolio (Class 2)                          10,813,171         14,656,264

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                 Cost of Shares       Proceeds from
                 Variable Accounts                                  Acquired           Shares Sold
--------------------------------------------------------         --------------      ---------------
Focus Value Portfolio (Class 2)                                  $   26,328,555      $    12,948,180
Focus TechNet Portfolio (Class 2)                                    19,511,712           20,405,188
Multi-Managed Growth Portfolio (Class 3)                             14,448,308            1,955,282
Multi-Managed Moderate Growth Portfolio (Class 3)                    32,071,333            2,135,574
Multi-Managed Income/Equity Portfolio (Class 3)                      32,698,122            4,044,029
Multi-Managed Income Portfolio (Class 3)                             21,543,777            4,768,224
Asset Allocation: Diversified Growth Portfolio (Class 3)             45,167,381            6,608,346
Stock Portfolio (Class 3)                                            36,502,750            5,073,318
Large Cap Growth Portfolio (Class 3)                                 20,088,436            3,404,393
Large Cap Composite Portfolio (Class 3)                               5,424,263              929,370
Large Cap Value Portfolio (Class 3)                                  22,229,588            2,411,401
Mid Cap Growth Portfolio (Class 3)                                   18,724,074            2,250,596
Mid Cap Value Portfolio (Class 3)                                    23,540,303            3,062,435
Small Cap Portfolio (Class 3)                                        20,024,997            3,568,803
International Equity Portfolio (Class 3)                             18,480,347            1,815,253
Diversified Fixed Income Portfolio (Class 3)                         30,879,839            9,023,160
Cash Management Portfolio (Class 3)                                  30,399,871           24,846,507
Focus Growth Portfolio (Class 3)                                     15,648,893            2,644,098
Focus Growth and Income Portfolio (Class 3)                          15,362,901            2,919,763
Focus Value Portfolio (Class 3)                                      17,182,047            2,610,100
Focus TechNet Portfolio (Class 3)                                     9,635,168            2,611,563
Allocation Moderate Portfolio (Class 3) (1)                           7,563,318              168,481
Allocation Moderate Growth Portfolio (Class 3) (1)                    8,027,921              247,699
Allocation Growth Portfolio (Class 3) (1)                             9,493,079            1,417,027
Allocation Balanced Portfolio (Class 3) (1)                           9,276,445              381,855
Strategic Fixed Income Portfolio (Class 3) (1)                        2,673,077               28,984

(1) FOR the period from February 14, 2005 (inception) to April 30, 2005

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES

      A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended April 30, 2005, 2004, 2003 and 2002, follows:

                       At April 30                                    For the Year Ended April 30
-----------------------------------------------------    ---------------------------------------------------
                    Unit Fair Value                        Expense Ratio    Investment       Total Return
                      Lowest to         Net Assets           Lowest           Income           Lowest to
 Year     Units       Highest ($)(7)       ($)             to Highest (1)    Ratio (2)        Highest (3)
------  ---------  -----------------  ---------------    ---------------    ----------     -----------------
Growth Strategy (Class 1)

2005    6,154,039   15.61  to  15.73     96,764,870      1.40% to 1.52%       0.57%          4.96% to   5.09%
2004    7,772,716   14.87  to  14.96    116,291,111      1.40% to 1.52%       0.81%         17.04% to  17.18%
2003    8,388,728   12.71  to  12.77    107,107,897      1.40% to 1.52%       1.10%        -11.41% to -11.30%
2002   10,908,140   14.34  to  14.40    157,031,366      1.40% to 1.52%       3.18%        -15.71% to -15.61%

Moderate Growth Strategy (Class 1)

2005    6,839,418   15.37  to  15.48    105,864,120      1.40% to 1.52%       0.87%          4.45% to   4.58%
2004    8,455,950   14.71  to  14.80    125,160,639      1.40% to 1.52%       1.15%         14.75% to  14.89%
2003    9,209,776   12.82  to  12.88    118,653,181      1.40% to 1.52%       1.43%         -9.35% to  -9.24%
2002   11,717,719   14.15  to  14.20    166,340,750      1.40% to 1.52%       4.38%        -13.00% to -12.89%

Balanced Growth Strategy (Class 1)

2005    5,514,875   15.05  to  15.16     83,566,913      1.40% to 1.52%       1.36%          4.61% to   4.73%
2004    6,719,426   14.38  to  14.47     97,222,088      1.40% to 1.52%       1.53%         11.84% to  11.97%
2003    7,403,724   12.86  to  12.92     95,672,898      1.40% to 1.52%       1.77%         -5.99% to  -5.88%
2002    8,709,189   13.68  to  13.73    119,574,001      1.40% to 1.52%       6.57%         -8.48% to  -8.37%

Conservative Growth Strategy (Class 1)

2005    4,265,494   14.81  to  14.92     63,608,233      1.40% to 1.52%       1.81%          4.21% to   4.33%
2004    5,093,757   14.21  to  14.30     72,807,120      1.40% to 1.52%       1.98%          9.23% to   9.37%
2003    5,702,169   13.01  to  13.07     74,525,952      1.40% to 1.52%       2.08%         -2.90% to  -2.78%
2002    6,350,294   13.39  to  13.44     85,371,281      1.40% to 1.52%      10.18%         -5.01% to  -4.90%

Large Cap Growth Portfolio (Class 1)

2005    1,558,414    7.60  to   8.44     13,076,343      1.40% to 1.52%       0.00%          3.55% to   3.68%
2004    1,832,151    7.34  to   8.14     14,801,993      1.40% to 1.52%       0.00%         19.05% to  19.20%
2003    1,955,050    6.16  to   6.83     13,238,748      1.40% to 1.52%       0.00%        -14.15% to -14.04%
2002    2,480,659    7.18  to   7.95     19,546,687      1.40% to 1.52%       0.00%        -21.62% to -21.52%

Large Cap Composite Portfolio (Class 1)

2005      469,827    8.46  to   9.23      4,328,593      1.40% to 1.52%       0.22%          4.09% to   4.22%
2004      554,166    8.13  to   8.86      4,898,313      1.40% to 1.52%       0.19%         18.48% to  18.62%
2003      604,695    6.86  to   7.47      4,502,484      1.40% to 1.52%       0.34%        -15.98% to -15.88%
2002      694,260    8.16  to   8.88      6,145,402      1.40% to 1.52%       0.03%        -14.97% to -14.86%

Large Cap Value Portfolio (Class 1)

2005    1,112,414   12.02  to  12.60     14,000,876      1.40% to 1.52%       0.78%          7.48% to   7.61%
2004    1,184,464   11.18  to  11.71     13,848,855      1.40% to 1.52%       0.85%         23.56% to  23.71%
2003    1,223,417    9.05  to   9.47     11,563,105      1.40% to 1.52%       0.30%        -16.47% to -16.37%
2002    1,523,447   10.84  to  11.32     17,218,760      1.40% to 1.52%       0.54%         -8.53% to  -8.42%

Mid Cap Growth Portfolio (Class 1)

2005      934,224   12.88  to  14.08     13,073,202      1.40% to 1.52%       0.00%          1.75% to   1.87%
2004    1,069,700   12.66  to  13.82     14,699,391      1.40% to 1.52%       0.00%         34.27% to  34.43%
2003    1,117,955    9.43  to  10.28     11,426,013      1.40% to 1.52%       0.00%        -15.93% to -15.83%
2002    1,472,485   11.21  to  12.21     17,888,985      1.40% to 1.52%       0.00%        -10.98% to -10.87%

Mid Cap Value Portfolio (Class 1)

2005      766,979   19.51  to  19.91     15,254,845      1.40% to 1.52%       0.42%         14.62% to  14.76%
2004      784,173   17.02  to  17.35     13,592,602      1.40% to 1.52%       0.71%         31.22% to  31.38%
2003      834,622   12.97  to  13.20     11,011,900      1.40% to 1.52%       0.20%        -15.80% to -15.69%
2002    1,101,922   15.41  to  15.66     17,237,519      1.40% to 1.52%       0.70%         10.07% to  10.20%

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)


                       At April 30                                    For the Year Ended April 30
---------------------------------------------------      ---------------------------------------------------
                    Unit Fair Value                        Expense Ratio    Investment       Total Return
                      Lowest to         Net Assets           Lowest           Income           Lowest to
 Year     Units       Highest ($)(7)       ($)             to Highest (1)    Ratio (2)        Highest (3)
------  ---------  -----------------    -----------      ---------------    ----------     -----------------
Small Cap Portfolio (Class 1)

2005      874,189    9.98 to 10.42        9,092,797      1.40% to 1.52%       0.00%         -0.27% to  -0.14%
2004    1,048,562   10.01 to 10.44       10,920,489      1.40% to 1.52%       0.00%         28.41% to  28.57%
2003    1,068,628    7.80 to  8.12        8,656,121      1.40% to 1.52%       0.00%        -22.59% to -22.50%
2002    1,348,181   10.07 to 10.48       14,095,807      1.40% to 1.52%       0.00%         -6.64% to  -6.52%

International Equity Portfolio (Class 1)

2005    1,000,040    8.04 to 8.66         8,630,369      1.40% to 1.52%       1.22%         10.01% to  10.14%
2004    1,000,273    7.31 to 7.86         7,843,631      1.40% to 1.52%       1.00%         34.15% to  34.31%
2003      990,752    5.45 to 5.85         5,783,950      1.40% to 1.52%       0.42%        -24.84% to -24.75%
2002    1,166,987    7.25 to 7.78         9,048,213      1.40% to 1.52%       0.00%        -19.13% to -19.04%

Diversified Fixed Income Portfolio (Class 1)

2005      986,652   11.88 to 12.11       11,941,602      1.40% to 1.52%       3.02%          3.08% to   3.20%
2004    1,056,123   11.53 to 11.74       12,385,587      1.40% to 1.52%       2.45%         -0.42% to  -0.30%
2003    1,489,314   11.57 to 11.77       17,520,349      1.40% to 1.52%       0.48%          7.55% to   7.68%
2002    1,411,919   10.76 to 10.93       15,426,164      1.40% to 1.52%       3.00%          3.26% to   3.39%

Cash Management Portfolio (Class 1)

2005      401,782   10.56 to  10.65       4,277,354      1.40% to 1.52%       0.27%         -0.38% to  -0.25%
2004      303,221   10.60 to  10.67       3,235,873      1.40% to 1.52%       0.81%         -1.23% to  -1.09%
2003      547,327   10.73 to  10.79       5,904,008      1.40% to 1.52%       1.32%         -0.75% to  -0.61%
2002      531,352   10.81 to  10.86       5,766,910      1.40% to 1.52%       0.64%          0.60% to   0.71%

Focus Growth Portfolio (Class 1)

2005      923,917    6.42 to  6.84        6,310,171      1.40% to 1.52%       0.00%         -4.68% to  -4.56%
2004    1,101,057    6.73 to  7.17        7,873,424      1.40% to 1.52%       0.00%         27.97% to  28.12%
2003    1,099,996    5.26 to  5.60        6,135,879      1.40% to 1.52%       0.00%        -15.11% to -15.00%
2002    1,173,483    6.20 to  6.58        7,699,685      1.40% to 1.52%       0.00%        -14.01% to -13.90%

Growth Strategy (Class 2)

2005    9,835,559   15.46 to 15.61 (8)  152,584,844      1.40% to 1.95%       0.47%          4.36% to   4.93%
2004   10,609,338   14.82 to 14.88 (8)  157,034,208      1.40% to 1.95%       0.72%         16.37% to  17.01%
2003    8,295,545   12.64 to 12.81      105,045,110      1.40% to 1.95%       1.10%        -12.01% to -11.43%
2002    6,910,595   14.30 to 14.48       98,937,250      1.40% to 1.95%       1.19%        -15.96% to  -4.75% (5)

Moderate Growth Strategy (Class 2)

2005   19,474,266   15.08 to  15.37     297,104,115      1.40% to 1.95%       0.78%          3.85% to   4.42%
2004   19,965,290   14.52 to  14.72     292,196,592      1.40% to 1.95%       1.07%         14.09% to  14.72%
2003   15,373,923   12.73 to  12.83     196,419,224      1.40% to 1.95%       1.49%         -9.89% to  -9.40%
2002   10,962,655   14.11 to  14.16     154,852,713      1.40% to 1.95%       1.57%        -13.25% to  -4.51%(5)

Balanced Growth Strategy (Class 2)

2005   17,959,634   14.80 to  15.05     268,333,908      1.40% to 1.95%       1.26%          4.00% to   4.57%
2004   18,767,867   14.23 to  14.39     268,615,260      1.40% to 1.95%       1.48%         11.20% to  11.81%
2003   14,002,893   12.79 to  12.87     179,524,903      1.40% to 1.95%       1.79%         -6.55% to  -6.03%
2002    9,013,774   13.64 to  13.70     123,147,411      1.40% to 1.95%       1.97%         -8.77% to  -3.25%(5)

Conservative Growth Strategy (Class 2)

2005   13,019,391   14.68 to 14.81 (8)  191,535,454      1.40% to 1.95%       1.70%          3.61% to   4.18%
2004   13,601,996   14.17 to 14.21 (8)  192,367,449      1.40% to 1.95%       1.92%          8.61% to   9.21%
2003   11,312,263   12.93 to 13.11      146,699,325      1.40% to 1.95%       2.13%         -3.46% to  -2.94%
2002    6,071,979   13.35 to 13.53       81,208,456      1.40% to 1.95%       2.47%         -5.31% to  -0.98%(5)

Large Cap Growth Portfolio (Class 2)

2005    9,062,550    8.25 to  8.39       75,431,698      1.40% to 1.95%       0.00%        2.97%   to   3.53%
2004    8,958,148    8.01 to  8.10       72,131,748      1.40% to 1.95%       0.00%       18.37%   to  19.02%
2003    6,679,182    6.77 to  6.81       45,250,524      1.40% to 1.95%       0.00%      -14.64%   to -14.18%
2002    4,680,882    7.90 to  7.95       37,007,912      1.40% to 1.95%       0.00%      -21.84%   to  -9.76%(5)

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)


                        At April 30                                      For the Year Ended April 30
------------------------------------------------------     ------------------------------------------------------------
                    Unit Fair Value                         Expense Ratio      Investment            Total Return
                      Lowest to            Net Assets           Lowest           Income                Lowest to
Year       Units     Highest ($)(7)           ($)           to Highest (1)      Ratio (2)             Highest (3)
----    ----------  ------------------    ------------     ---------------     ----------       -----------------------
Large Cap Composite Portfolio (Class 2)

2005     3,116,579    9.04  to  9.17 (8)    28,390,627       1.40% to 1.95%       0.10%           3.50%    to   4.06%
2004     3,143,934    8.74  to  8.81 (8)    27,564,090       1.40% to 1.95%       0.07%          17.80%    to  18.45%
2003     2,472,403    7.39  to  7.45        18,323,498       1.40% to 1.95%       0.20%         -16.46%    to -16.00%
2002     1,735,375    8.82  to  8.88        15,328,272       1.40% to 1.95%       0.00%         -15.19%    to  -5.80%(5)

Large Cap Value Portfolio (Class 2)

2005     8,662,073   11.99  to 12.52       107,244,514       1.40% to 1.95%       0.68%           6.87%    to   7.45%
2004     7,891,730   11.22  to 11.65        91,234,932       1.40% to 1.95%       0.75%          22.85%    to  23.52%
2003     6,106,189    9.13  to  9.43        57,267,796       1.40% to 1.95%       0.27%         -16.95%    to -16.50%
2002     4,675,294   11.00  to 11.30        52,651,828       1.40% to 1.95%       0.43%          -8.79%    to  -5.42%(5)

Mid Cap Growth Portfolio (Class 2)

2005     5,145,797   13.82  to 13.78 (8)    71,468,422       1.40% to 1.95%       0.00%           1.17%    to   1.72%
2004     5,124,765   13.66  to 13.75 (8)    70,053,839       1.40% to 1.95%       0.00%          33.50%    to  34.23%
2003     3,521,157   10.18  to 10.28        35,910,398       1.40% to 1.95%       0.00%         -16.40%    to -15.95%
2002     2,843,909   12.14  to 12.25        34,553,224       1.40% to 1.95%       0.00%         -11.22%    to  -1.75%(5)

Mid Cap Value Portfolio (Class 2)

2005     5,691,824   18.34  to 19.78       110,814,485       1.40% to 1.95%       0.32%          13.96%    to  14.59%
2004     4,849,209   16.10  to 17.26        82,845,283       1.40% to 1.95%       0.60%          30.47%    to  31.19%
2003     3,753,592   12.34  to 13.16        49,036,878       1.40% to 1.95%       0.16%         -16.27%    to -15.82%
2002     3,225,649   14.73  to 15.63        50,248,919       1.40% to 1.95%       0.59%           2.88%(5) to  10.04%

Small Cap Portfolio (Class 2)

2005     6,102,359   10.21  to 10.36 (8)    62,783,384       1.40% to 1.95%       0.00%          -0.84%    to  -0.29%
2004     5,957,810   10.30  to 10.39 (8)    61,539,737       1.40% to 1.95%       0.00%          27.67%    to  28.37%
2003     3,845,782    8.04  to  8.12        30,985,906       1.40% to 1.95%       0.00%         -23.03%    to -22.61%
2002     2,996,292   10.42  to 10.51        31,232,150       1.40% to 1.95%       0.00%          -6.89%    to   2.01%(5)

International Equity Portfolio (Class 2)

2005     9,957,879    8.49  to  8.60 (8)    85,111,831       1.40% to 1.95%       1.10%           9.38%    to   9.98%
2004     7,613,301    7.76  to  7.82 (8)    59,260,099       1.40% to 1.95%       0.88%          33.38%    to  34.10%
2003     5,179,868    5.80  to  5.83        30,120,703       1.40% to 1.95%       0.23%         -25.25%    to -24.96%
2002     2,956,184    7.74  to  7.79        22,913,462       1.40% to 1.95%       0.00%         -19.32%    to  -1.39%(5)

Diversified Fixed Income Portfolio (Class 2)

2005    10,457,794   11.53  to 12.04       124,451,319       1.40% to 1.95%       2.94%           2.49%    to   3.05%
2004    11,202,717   11.25  to 11.68       129,845,199       1.40% to 1.95%       2.22%          -0.99%    to  -0.45%
2003    12,205,305   11.36  to 11.73       142,395,670       1.40% to 1.95%       0.47%           6.97%    to   7.52%
2002     4,759,508   10.62  to 10.91        51,800,174       1.40% to 1.95%       3.18%          -1.36%(5) to   3.24%

Cash Management Portfolio (Class 2)

2005     5,187,723   10.40  to 10.58        54,495,028       1.40% to 1.95%       0.17%          -0.94%    to  -0.40%
2004     4,648,052   10.50  to 10.62        49,137,559       1.40% to 1.95%       0.62%          -1.78%    to  -1.24%
2003     4,668,834   10.68  to 10.76        50,041,649       1.40% to 1.95%       1.30%          -1.28%    to  -0.76%
2002     2,950,078   10.79  to 10.86        31,893,473       1.40% to 1.95%       0.62%          -0.25%(5) to   0.57%

Focus Growth Portfolio (Class 2)

2005     9,539,037    6.69  to  6.80 (8)    64,423,382       1.40% to 1.95%       0.00%          -5.22%    to  -4.70%
2004     9,361,514    7.06  to  7.13 (8)    66,439,046       1.40% to 1.95%       0.00%          27.24%    to  27.94%
2003     6,602,801    5.54  to  5.59        36,675,271       1.40% to 1.95%       0.00%         -15.59%    to -15.13%
2002     5,145,160    6.55  to  6.59        33,702,315       1.40% to 1.95%       0.00%         -14.25%    to  -4.46%(5)

Focus Growth and Income Portfolio (Class 2)

2005     5,289,872    8.93  to  9.10 (8)    46,705,858       1.40% to 1.95%       0.00%           0.11%    to   0.66%
2004     5,668,168    8.92  to  9.04 (8)    49,667,898       1.40% to 1.95%       0.00%          20.45%    to  21.12%
2003     3,072,999    7.10  to  7.47        22,237,737       1.40% to 1.95%       0.00%         -13.01%    to -12.53%
2002     1,679,285    8.14  to  8.55        13,818,473       1.40% to 1.95%       0.05%          -8.96%    to   2.02%(5)

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)


                        At April 30                                             For the Year Ended April 30
--------------------------------------------------------          -----------------------------------------------------------
                        Unit Fair Value                           Expense Ratio     Investment          Total Return
                           Lowest to         Net Assets            Lowest             Income              Lowest to
Year       Units         Highest ($)(7)          ($)               to Highest (1)    Ratio (2)           Highest (3)
----     ---------     -----------------     ----------           ---------------   -----------     -------------------------
Focus Value Portfolio (Class 2)

2005     4,729,943     13.25  to 13.58       63,830,283           1.40% to 1.95%        0.67%         9.95%     to  10.55%
2004     3,898,970     12.05  to 12.28       47,700,345           1.40% to 1.95%        0.00%        29.60%     to  30.31%
2003     2,235,185      9.30  to  9.44       21,014,443           1.40% to 1.95%        1.08%       -12.72%     to -12.24%
2002     1,266,808     10.65  to 10.79       13,591,403           1.40% to 1.95%        0.00%        -3.51% (4) to   7.40%(5)

Focus TechNet Portfolio (Class 2)

2005     6,167,482      4.07  to  4.15 (8)   26,595,288           1.40% to 1.95%        0.00%        -3.99%     to  -3.45%
2004     6,441,127      4.24  to  4.29 (8)   28,955,179           1.40% to 1.95%        0.00%        52.52%     to  53.36%
2003     3,656,127      2.78  to  3.09       10,693,989           1.40% to 1.95%        0.00%       -15.57%     to -15.12%
2002     1,430,649      3.30  to  3.65        5,099,065           1.40% to 1.95%        0.00%       -47.98%     to -25.68%(5)

Growth Strategy (Class 3)

2005     2,403,864     15.13  to 15.60 (8)   37,340,154           1.40% to 1.95%        0.43%         4.24%     to   4.82%
2004       720,543     14.51  to 14.88 (8)   10,671,640           1.40% to 1.95%        0.20%         4.41%     to  15.51%(9)
2003         2,839     12.57  to 12.81           36,337           1.55% to 1.95%        0.05%         2.09% (6) to   4.11%(6)
2002            --                  --               --                      --           --                          --

Moderate Growth Strategy (Class 3)

2005     5,373,257     14.87  to 15.36       82,125,336           1.40% to 1.95%        0.76%         3.73%     to   4.31%
2004     1,716,904     14.34  to 14.73       25,167,840           1.40% to 1.95%        0.26%         3.65%     to  14.01%(9)
2003        17,478     12.58  to 12.82          223,550           1.55% to 1.95%        0.00%         2.09% (6) to   4.06%(6)
2002            --                  --               --                      --           --                          --

Balanced Growth Strategy (Class 3)

2005     5,135,222     14.64  to 15.03       76,653,458           1.40% to 1.95%        1.31%         3.88%     to   4.46%
2004     1,634,224     14.09  to 14.39       23,311,741           1.40% to 1.95%        1.05%         3.31%     to  11.12%(9)
2003        32,509     12.68  to 12.84          415,754           1.55% to 1.95%        0.00%         2.54% (6) to   3.84%(6)
2002            --                  --               --                      --           --                          --

Conservative Growth Strategy (Class 3)

2005     3,032,263     14.43  to 14.78 (8)   44,705,045           1.40% to 1.95%        1.82%         3.50%     to   4.07%
2004     1,159,282     13.94  to 14.21 (8)   16,435,218           1.40% to 1.95%        1.19%         2.39%     to   8.25%(9)
2003         2,500     12.88  to 13.13           32,812           1.55% to 1.95%        0.07%         2.04% (6) to   4.04%(6)
2002            --                  --               --                      --           --                          --

Large Cap Growth Portfolio (Class 3)

2005     2,938,773      8.18  to  8.38       24,521,219           1.40% to 1.95%        0.00%         2.87%     to   3.43%
2004       885,941      7.95  to  8.10        7,147,072           1.40% to 1.95%        0.00%         6.22%     to  18.22%(9)
2003         7,268      6.73  to  6.82           49,212           1.55% to 1.95%        0.00%         2.17% (6) to   3.53%(6)
2002            --                  --               --                      --           --                           --

Large Cap Composite Portfolio (Class 3)

2005       806,657      8.87  to  9.16        7,357,615           1.40% to 1.95%        0.00%         3.40%     to   3.96%
2004       297,454      8.58  to  8.81        2,612,628           1.40% to 1.95%        0.01%         4.81%     to  17.06%(9)
2003           309      7.33  to  7.46            2,299           1.55% to 1.95%        0.04%         1.86% (6) to   3.62%(6)
2002            --                 --               --                      --            --                           --

Large Cap Value Portfolio (Class 3)

2005     2,265,870     11.93  to 12.50       28,080,226           1.40% to 1.95%        0.62%         6.77%     to   7.36%
2004       616,248     11.17  to 11.65        7,114,625           1.40% to 1.95%        0.23%         7.16%     to  22.72%(9)
2003         5,431      9.10  to  9.22           49,751           1.55% to 1.95%        0.01%         3.90% (6) to   5.21%(6)
2002            --                  --               --                      --           --                           --

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)


                        At April 30                                      For the Year Ended April 30
---------------------------------------------------         ------------------------------------------------------------
                     Unit Fair Value                         Expense Ratio      Investment           Total Return
                        Lowest to        Net Assets              Lowest           Income               Lowest to
Year      Units       Highest ($)(7)         ($)             to Highest (1)     Ratio (2)            Highest (3)
----    ---------   ------------------   ----------         ---------------     ----------      ------------------------
Mid Cap Growth Portfolio (Class 3)

2005    1,725,705   13.67  to 13.97 (8)  24,007,901           1.40% to 1.95%       0.00%         1.07%     to   1.63%
2004      543,723   13.53  to 13.75 (8)   7,442,389           1.40% to 1.95%       0.00%         5.73%     to  33.33% (9)
2003        4,200   10.14  to 10.28          43,086           1.55% to 1.95%       0.00%         6.55% (6) to   7.99% (6)
2002           --                --              --                      --          --                           --

Mid Cap Value Portfolio (Class 3)

2005    1,492,345   18.10  to 19.75      29,054,970           1.40% to 1.95%       0.22%        13.86%     to  14.49%
2004      398,183   15.90  to 17.25       6,773,706           1.40% to 1.95%       0.16%         9.50%     to  30.24% (9)
2003        3,543   12.21  to 12.42          43,996           1.55% to 1.95%       0.00%         2.81% (6) to   4.60% (6)
2002           --                --              --                      --          --                           --

Small Cap Portfolio (Class 3)

2005    2,268,515   10.09  to 10.34 (8)  23,377,830           1.40% to 1.95%       0.00%        -0.93%     to  -0.38%
2004      677,642   10.19  to 10.38 (8)   7,010,238           1.40% to 1.95%       0.00%         1.57%     to  27.38% (9)
2003        3,121    8.00  to  8.13          25,364           1.55% to 1.95%       0.00%         4.34% (6) to   6.05% (6)
2002           --                --              --                      --          --                           --

International Equity Portfolio (Class 3)

2005    2,763,283    8.39  to  8.59      23,626,162           1.40% to 1.95%       1.09%         9.28%     to   9.88%
2004      722,860    7.68  to  7.82       5,629,172           1.40% to 1.95%       0.28%        11.21%     to  33.25% (9)
2003       10,162    5.76  to  5.83          59,092           1.55% to 1.95%       0.00%        -2.09% (6) to  -0.89% (6)
2002           --                --              --                      --          --                           --

Diversified Fixed Income Portfolio (Class 3)

2005    2,672,785   11.55  to 12.03      31,684,920           1.40% to 1.95%       3.06%         2.39%     to   2.95%
2004      845,644   11.28  to 11.68       9,739,997           1.40% to 1.95%       1.33%        -0.73%     to  -1.08% (9)
2003      151,344   11.40  to 11.42       1,727,262           1.55% to 1.95%       0.00%         2.14% (6) to   2.26% (6)
2002           --                --              --                      --          --                           --

Cash Management Portfolio (Class 3)

2005    1,160,549   10.41  to 10.56      12,194,941           1.40% to 1.95%       0.09%        -1.05%     to  -0.50%
2004      618,067   10.52  to 10.61       6,541,352           1.40% to 1.95%       0.52%        -0.62%     to  -1.97% (9)
2003       23,143   10.74  to 10.75         248,498           1.55% to 1.95%       0.00%        -0.77% (6) to  -0.65% (6)
2002           --                --              --                      --          --                           --

Focus Growth Portfolio (Class 3)

2005    3,134,538    6.55  to  6.79 (8)  21,200,125           1.40% to 1.95%       0.00%        -5.32%     to  -4.80%
2004    1,197,522    6.92  to  7.13 (8)   8,510,091           1.40% to 1.95%       0.00%         3.95%     to  26.03% (9)
2003        1,179    5.49  to  5.59           6,577           1.55% to 1.95%       0.00%         3.00% (6) to   4.86% (6)
2002           --                --              --                      --          --                           --

Focus Growth and Income Portfolio (Class 3)

2005    2,458,873    8.80  to  9.10 (8)  21,925,296           1.40% to 1.95%       0.00%         0.01%     to   0.56%
2004    1,023,866    8.80  to  9.05 (8)   9,056,300           1.40% to 1.95%       0.00%         3.49%     to  19.89% (9)
2003       10,294    7.34  to  7.47          76,908           1.55% to 1.95%       0.00%         5.34% (6) to   7.20% (6)
2002           --                --              --                      --          --                           --

Focus Value Portfolio (Class 3)

2005    1,526,633   13.07  to 13.56      20,591,059           1.40% to 1.95%       0.63%         9.84%     to  10.45%
2004      449,774   11.90  to 12.28       5,497,137           1.40% to 1.95%       0.00%         5.59%     to  28.97% (9)
2003        1,793    9.23  to  9.37          16,771           1.55% to 1.95%       0.04%         9.36% (6) to  11.01% (6)
2002           --                --              --                      --          --                           --

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)


                        At April 30                                      For the Year Ended April 30
------------------------------------------------------       ---------------------------------------------------------------
                     Unit Fair Value                         Expense Ratio      Investment          Total Return
                       Lowest to           Net Assets           Lowest            Income             Lowest to
Year      Units       Highest ($)(7)           ($)             to Highest (1)      Ratio (2)          Highest (3)
----    ---------   ------------------     -----------       ----------------    -----------      -------------------------
Focus TechNet Portfolio (Class 3)

2005    2,656,623    4.02  to 4.14 (8)      11,262,544        1.40% to 1.95%        0.00%         -4.11%      to -3.55%
2004    1,038,166    4.19  to 4.29           4,580,878        1.40% to 1.95%        0.00%         11.26%      to 51.38%  (9)
2003          127    2.77  to 2.81                 354        1.55% to 1.95%        0.00%         14.71%  (6) to 16.36%  (6)
2002           --               --                  --                   --           --                            --

Allocation Moderate Portfolio (Class 3)

2005      906,466    9.68  to 9.69           8,781,684        1.40% to 1.95%        0.00%         -3.20% (10) to -3.09% (10)
2004           --               --                  --                   --           --                            --
2003           --               --                  --                   --           --                            --
2002           --               --                  --                   --           --                            --

Allocation Moderate Growth Portfolio (Class 3)

2005      753,392    9.63  to 9.64           7,258,771        1.40% to 1.95%        0.00%         -3.74% (10) to -3.62% (10)
2004           --              --                   --                   --           --                            --
2003           --              --                   --                   --           --                            --
2002           --              --                   --                   --           --                            --

Allocation Growth Portfolio (Class 3)

2005      793,312    9.56  to 9.58 (8)       7,594,005        1.40% to 1.95%        0.00%         -4.35% (10) to -4.24% (10)
2004           --               --                  --                   --           --                            --
2003           --               --                  --                   --           --                            --
2002           --               --                  --                   --           --                            --

Allocation Balanced Portfolio (Class 3)

2005      818,684    9.74  to 9.75           7,979,266        1.40% to 1.95%        0.00%         -2.62% (10) to -2.51% (10)
2004           --               --                  --                   --           --                            --
2003           --               --                  --                   --           --                            --
2002           --               --                  --                   --           --                            --

Strategic Fixed Income Portfolio (Class 3)

2005      271,085    9.65  to 9.67           2,620,058        1.40% to 1.95%        0.00%         -3.45% (10) to -3.26% (10)
2004           --               --                  --                   --           --                            --
2003           --               --                  --                   --           --                            --
2002           --               --                  --                   --           --                            --

(1) These amounts represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolios have been excluded. For additional information on charges and deductions, see footnote 3.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the variable account invests.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. In 2004, the Separate Account adopted SOP 03-5, Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies (the "SOP"). In accordance with the SOP, the total return range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract total returns are not within the range presented due to a variable account being added to a product during the year. Prior to 2004, the total return range of minimum and maximum values was calculated independently of the product groupings that produced the lowest and highest expense ratio.

4)    For Period from October 4, 2001 (inception) to April 30, 2002.

                        VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)

5)    For Period from December 10, 2001 (inception) to April 30, 2002.

6)    For Period from November 11, 2002 (inception) to April 30, 2003.

7) In 2004, in accordance with the SOP, the unit fair value range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract unit values are not within the range presented due to differences in the unit fair value at the products launch date and other market conditions. Prior to 2004, the unit fair value range of minimum and maximum values was calculated independently of the product grouping that produced the lowest and highest expense ratio.

8) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

9) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

10)   For Period from February 14, 2005 (inception) to April 30, 2005.

                           PART C -- OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

(a) Financial Statements





        The following financial statements are incorporated herein by reference and included, respectively, to this Registration Statement:



        Consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004 are incorporated by reference to Form N-4, Post-Effective Amendment No. 10 under the Securities Act of 1933 and Amendment No. 11 under the Investment Company Act of 1940, File Nos. 333-92396 and 811-07727, filed on April 28, 2005, Accession No. 0000950129-05-004267.



        The financial statements for Variable Annuity Account Five at April 30, 2005, and for each of the two years in the period ended April 30, 2005, are included herein.


(b) Exhibits




(1)        Resolutions Establishing Separate Account............................................................  **

(2)        Custody Agreements...................................................................................  **

(3)        (A) Form of Distribution Contract....................................................................  **

           (B) Form of Selling Agreement........................................................................  **

(4)        (A) Variable Annuity Contract........................................................................  +

           (B) Endorsement......................................................................................  +

           (C) Death Benefit Endorsement........................................................................  +++++

           (D) Maximum Anniversary Value Optional Death Benefit.................................................  +++++

           (E) Purchase Payment Accumulation Optional Death Benefit Endorsement.................................  +++++

(5)        (A) Application for Contract.........................................................................  +

           (B) Participant Enrollment Form......................................................................  +++

(6)        Depositor -- Corporate Documents

           (A) Certificate of Incorporation.....................................................................  ++

           (B) By-Laws..........................................................................................  ++

           (C) Amendment to the Articles of Incorporation.......................................................  +++

(7)        Reinsurance Contract.................................................................................  Not Applicable

(8)        Seasons Series Trust Form of Fund Participation Agreement............................................  **

(9)        Opinion of Counsel...................................................................................  +

           Consent of Counsel...................................................................................  Not Applicable

(10)       Consent of Independent Registered Public Accounting Firm.............................................  Filed Herewith

(11)       Financial Statements Omitted from Item 23............................................................  Not Applicable

(12)       Initial Capitalization Agreement.....................................................................  Not Applicable

(13)       Other
           (A) Diagram and Listing of All Persons Directly or Indirectly Controlled By or Under Common
               Control with AIG SunAmerica, the Depositor of Registrant.........................................  ++++++
           (B) Power of Attorney................................................................................  +
           (C) Power of Attorney October 2003...................................................................  ++++
           (D) Guarantee Agreement of American Home Assurance Company...........................................  Filed Herewith
           (E) Support Agreement by American International Group, Inc...........................................  Filed Herewith


----------

** Incorporated by reference to Variable Annuity Account Five and AIG SunAmerica Life Insurance Company Registration Statement Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-08859 and 811-07727, filed March 11, 1997, accession number 0000912057-97-008516.

+ Incorporated by reference to Variable Annuity Account Five and AIG SunAmerica Life Insurance Company Registration Statement, File Nos. 333-92396 and 811-07727, filed July 15, 2002, accession number 0001021408-02-009475.

++ Incorporated by reference to Variable Annuity Account Five and AIG SunAmerica Life Insurance Company Registration Statement Post-Effective Amendment No. 1 and Amendment No. 2, File Nos. 333-64338 and 811-07727, filed April 15, 2002, accession number 0000950148-02-000996.


+++ Incorporated by reference to Variable Annuity Account Five and AIG SunAmerica Life Assurance Company Registration Statement Post-Effective Amendment No. 4 and 5, File Nos. 333-92396 and 811-07727, filed May 2, 2003, accession number 0000898430-03-002732.

++++ Incorporated by reference to Variable Annuity Account Five and AIG SunAmerica Life Assurance Company Registration Statement Post-Effective Amendment No. 6 and 7, File Nos. 333-92396 and 811-07727, filed
         April 29, 2004, accession number 0000950148-04-000822.

+++++ Incorporated by reference to Variable Annuity Account Five and AIG SunAmerica Life Assurance Company Registration Statement Post-Effective Amendment No. 7 and 8, File Nos. 333-92396 and 811-07727, filed
         July 20, 2004, accession number 0000950129-04-004986.


++++++ Incorporated by reference to Post-Effective Amendment 10 and 11, Files Nos. 333-92396 and 811-07727, filed on April 28, 2005, Accession No. 0000950129-05-004267.

Item 25. Directors and Officers of the Depositor

The officers and directors of AIG SunAmerica Life Assurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                         POSITION
----------------------------------------------------------------------------------------
Jay S. Wintrob               Director, Chief Executive Officer
Jana W. Greer*               Director and President
James R. Belardi             Director and Senior Vice President
Marc H. Gamsin               Director and Senior Vice President
N. Scott Gillis*             Director, Senior Vice President and Chief Financial Officer
Gregory M. Outcalt           Senior Vice President
Edwin R. Raquel*             Senior Vice President and Chief Actuary
Christine A. Nixon           Senior Vice President and Secretary
Stewart R. Polakov*          Senior Vice President and Controller
Michael J. Akers**           Senior Vice President
Mallary L. Reznik            Vice President
Edward T. Texeria*           Vice President
Stephen Stone*               Vice President
Virginia N. Puzon            Assistant Secretary

----------
*    21650 Oxnard Street, Woodland Hills, CA 91367
**   2919 Allen Parkway, Houston, TX 77019

Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant


The Registrant is a separate account of AIG SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-05-006884, filed May 31, 2005.


Item 27. Number of Contract Owners


As of July 1, 2005, the number of Seasons Advisor II contracts funded by Variable Annuity Account Five was 712 of which 287 were qualified contracts and 425 were non-qualified contracts.


Item 28. Indemnification


Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent permitted by law, including the advance of expenses under the procedures and to the full extent permitted by law. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws.


Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or (2) Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

Item 29 Principal Underwriter

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

        AIG SunAmerica Life Assurance Company - Variable Separate Account
        AIG SunAmerica Life Assurance Company - Variable Annuity Account One AIG SunAmerica Life Assurance Company - Variable Annuity Account Two AIG SunAmerica Life Assurance Company - Variable Annuity Account Four AIG SunAmerica Life Assurance Company - Variable Annuity Account Five

        AIG SunAmerica Life Assurance Company - Variable Annuity Account Seven AIG SunAmerica Life Assurance Company - Variable Annuity Account Nine First SunAmerica Life Insurance Company - FS Variable Separate Account First SunAmerica Life Insurance Company - FS Variable Annuity Account
          One
        First SunAmerica Life Insurance Company - FS Variable Annuity Account
          Two
        First SunAmerica Life Insurance Company - FS Variable Annuity Account
          Five
        First SunAmerica Life Insurance Company - FS Variable Annuity Account
          Nine
        Presidential Life Insurance Company - Variable Account One
        Anchor Series Trust
        Seasons Series Trust
        SunAmerica Series Trust
        SunAmerica Equity Funds issued by AIG SunAmerica Asset Management Corp.
          (AIG SAAMCo)
        SunAmerica Income Funds issued by AIG SAAMCo
        SunAmerica Money Market Funds, Inc. issued by AIG SAAMCo
        SunAmerica Senior Floating Rate Fund, issued by AIG SAAMCo
        SunAmerica Strategic Investment Series, Inc. issued by AIG SAAMCo SunAmerica Style Select Series, Inc. issued by AIG SAAMCo
        VALIC Company I and
        VALIC Company II

(b) Directors, Officers and principal place of business:

   Officer/Directors*           Position
   -----------------------------------------------------------------------------
   Peter A. Harbeck             Director
   J. Steven Neamtz             Director, President & Chief Executive Officer
   Debbie Potash-Turner         Senior Vice President, Chief Financial Officer &
                                  Controller
   John T. Genoy                Vice President
   James Nichols                Vice President
   Thomas Lynch                 Chief Compliance Officer
   Christine A. Nixon**         Secretary
   Virginia N. Puzon**          Assistant Secretary

* Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

Item 30. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.


Item 31. Management Services

Not Applicable.

Item 32. Undertakings

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Depositor represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused Post-Effective Amendment Nos. 11 and 12; File Nos. 333-92396 and 811-07727, to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 29th day of August, 2005.


                                     VARIABLE ANNUITY ACCOUNT FIVE
                                     (Registrant)

                                     By: AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                     By:    /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         Jay S. Wintrob, Chief Executive Officer

                                     By: AIG SUNAMERICA LIFE ASSURANCE COMPANY
                                     (Depositor)

                                     By:    /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         Jay S. Wintrob, Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                                     TITLE                            DATE
---------                                     -----                            ----
JAY S. WINTROB*                      Chief Executive Officer,             August 29, 2005
---------------------------------           & Director
Jay S. Wintrob                    (Principal Executive Officer)

JAMES R. BELARDI*                            Director                     August 29, 2005
---------------------------------
James R. Belardi

MARC H. GAMSIN*                              Director                     August 29, 2005
---------------------------------
Marc H. Gamsin

N. SCOTT GILLIS*                      Senior Vice President,              August 29, 2005
---------------------------------    Chief Financial Officer &
N. Scott Gillis                              Director
                                  (Principal Financial Officer)


JANA W. GREER*                               Director                     August 29, 2005
---------------------------------
Jana W. Greer

STEWART R. POLAKOV*                   Senior Vice President               August 29, 2005
---------------------------------          & Controller
Stewart R. Polakov                (Principal Accounting Officer)

* By: /s/ MALLARY L. REZNIK                                               August 29, 2005
     ----------------------------
       Mallary L. Reznik
       Attorney-In-Fact

                                  EXHIBIT INDEX




EXHIBIT NO.     DESCRIPTION
----------      -----------
(10)            Consent of Independent Registered Public Accounting Firm

(13)(d)         Guarantee Agreement of American Home Assurance Company

(13)(e)         Support Agreement of American International Group, Inc.